[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05624
MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.
Active International Allocation Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (92.6%)
Australia (3.4%)
AGL Energy Ltd.	14,942	$210
Alinta Ltd.	8,629	116
Alumina Ltd.	91,525	580
Amcor Ltd.	71,068	465
AMP Ltd.	42,736	400
Ansell Ltd.	5,679	63
APA Group	2,597	9
Asciano Group	(a)(c)12,151	97
Australia & New Zealand Banking Group Ltd.	46,465	1,225
BHP Billiton Ltd.	249,722	9,872
BlueScope Steel Ltd.	(c)61,296	585
Boral Ltd.	47,082	300
Brambles Ltd.	(c)31,812	417
Caltex Australia Ltd.	(c)29,853	624
Coca-Cola Amatil Ltd.	17,210	137
Coles Group Ltd.	(c)34,518	472
Commonwealth Bank of Australia	(c)38,394	1,921
CSL Ltd.	2,842	271
CSR Ltd.	(c)76,379	211
Fairfax Media Ltd.	(c)32,240	135
Foster’s Group Ltd.	65,602	380
Insurance Australia Group Ltd.	(c)54,613	254
James Hardie Industries N.V.	(c)37,648	238
Leighton Holdings Ltd.	(c)7,115	325
Lend Lease Corp., Ltd.	13,618	228
Macquarie Bank Ltd.	(c)6,715	503
Macquarie Infrastructure Group	74,866	207
National Australia Bank Ltd.	51,258	1,806
Newcrest Mining Ltd.	26,212	651
OneSteel Ltd.	44,821	274
Orica Ltd.	22,596	604
Origin Energy Ltd.	(c)213,888	1,955
PaperlinX Ltd.	36,382	98
QBE Insurance Group Ltd.	22,311	669
Rio Tinto Ltd.	(c)22,901	2,199
Santos Ltd.	(c)157,070	2,098
Sonic Healthcare Ltd.	5,616	78
Stockland	1,074	9
Suncorp-Metway Ltd.	(c)17,718	319
Symbion Health Ltd.	(c)28,935	107
TABCORP Holdings Ltd.	(c)13,036	175
Telstra Corp., Ltd.	69,366	268
Toll Holdings Ltd.	12,151	141
Transurban Group	(c)24,712	160
Wesfarmers Ltd.	(c)12,365	461
Westpac Banking Corp.	54,298	1,373
Woodside Petroleum Ltd.	(c)87,804	3,911
Woolworths Ltd.	33,517	884

		38,485
Austria (0.8%)
Andritz A.G.	3,900	269
Boehler-Uddeholm AG	4,948	518
Erste Bank der Oesterreichischen Sparkassen AG	8,250	629
Flughafen W ien AG	1,465	151
IMMOFINANZ AG	(a)36,096	450
Mayr-Melnhof Karton AG	1,194	132
Meinl European Land Ltd.	(a)11,846	169
OMV AG	33,891	2,263
Raiffeisen International Bank Holding AG	5,402	790
Telekom Austria AG	50,283	1,316
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	10,670	615
Voestalpine AG	10,008	865
Wiener Staedtische Allgemeine Versicherung AG	2,862	200
Wienerberger AG	7,967	498
		8,865
Belgium (0.6%)
AGFA-Gevaert N.V.	4,251	82
Bekaert S.A.	539	72
Belgacom S.A.	7,474	347
Dexia S.A.	60,615	1,836
Fortis	(c)52,498	1,546
InBev N.V.	9,968	903
KBC Group N.V.	8,355	1,149
Solvay S.A., Class A	3,603	523
UCB S.A.	5,959	352
Umicore	1,532	366
		7,176
Bermuda (0.0%)
Chow Sang Sang Holdings	57,438	80
Rexcapital Financial Holdings Ltd.	(a)891,948	145
		225
Brazil (2.0%)
Aracruz Celulose S.A., Class B (Preference)	31,988	235
Banco Bradesco S.A. (Preference)	58,000	1,699
Banco Itau Holding Financeira S.A. (Preference)	43,194	2,182
Brasil Telecom Participacoes S.A. (Preference)	16,991	253
CEMIG (Preference)	21,330	453
Centrias Eletricas Brasilieras, Class B (Preference)	16,147	227
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	(c)900	27
Cia de Bebidas das Americas	2,415	171
Cia de Bebidas das Americas (Preference)	12,006	878
CEMIG (Preference)	21,330	453
Cia Siderurgica Nacional S.A.	5,976	420
Contax Participacoes S.A. (Preference)	9,831	15
CVRD, Class A (Preference)	180,552	5,156
Cyrela Brazil Realty S.A.	42,900	575
Cyrela Commercial Properties SA Empreendimentos e Participacoes	(a)42,900	54
Embratel Participacoes S.A. (Preference)	7,843,216	30
Empresa Brasileira de Aeronautics S.A.	24,416	270
Gerdau S.A. (Preference)	23,250	610
Gol Linhas Aereas Inteligentes S.A. ADR	(c)39,200	941
Klabin S.A. (Preference)	43,000	164
Lojas Renner S.A.	29,100	581
Petrobras S.A. (Preference)	158,500	5,132
Sadia S.A. (Preference)	34,500	193

Souza Cruz S.A.	5,800	150
Tele Norte Leste Participacoes S.A. (Preference)	20,831	472
Unibanco GDR	(c)10,950	1,440
Usiminas S.A., Class A (Preference)	7,400	517
Vivo Participacoes S.A. (Preference)	31,339	152
Votorantim Celulose e Papel S.A. (Preference)	5,968	171
		23,168
Cayman Islands (0.0%)
Agile Property Holdings Ltd.	291,280	611
Colombia (0.0%)
BanColombia S.A. ADR	16,100	558
Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	24,800	438
Denmark (0.5%)
AP Moller - Maersk A/S	74	1,016
Danske Bank A/S	46,745	1,898
DSV A/S	11,750	277
GN Store Nord A/S	(a)21,800	221
Novo-Nordisk A/S, Class B	12,950	1,563
Novozymes A/S, Class B	2,864	360
Vestas Wind Systems A/S	(a)10,650	841
		6,176
Finland (1.3%)
Cargotec Corp., Class B	2,604	128
Fortum Oyj	16,886	620
Kesko Oyj, Class B	4,358	290
Kone Oyj, Class B	(c)5,208	380
Metso Oyj	(c)7,730	532
Neste Oil Oyj	(c)8,252	302
Nokia Oyj	216,965	8,248
Outokumpu Oyj	15,450	555
Rautaruukki Oyj	6,293	381
Sampo Oyj, Class A	(c)21,019	642
Stora Enso Oyj, Class R	41,550	809
TietoEnator Oyj	(c)10,536	237
UPM-Kymmene Oyj	36,167	875
Uponor Oyj	(c)2,904	90
Wartsila Oyj, Class B	4,034	276
		14,365
France (7.8%)
Accor S.A.	17,180	1,525
Air Liquide	(c)13,782	1,845
Alcatel-Lucent	105,724	1,085
Alstom	20,568	4,181
Arkema	(a)(c)2,887	176
Atos Origin S.A.	(a)1,557	91
AXA S.A.	131,255	5,873
BNP Paribas	96,462	10,556
Bouygues	(c)18,764	1,618
Business Objects S.A.	(a)4,600	205
Cap Gemini S.A.	13,124	809
Carrefour S.A.	(c)31,579	2,212
Casino Guichard Perrachon S.A.	3,591	377
Cie de Saint-Gobain	18,247	1,904
Cie Generale d’Optique Essilor International S.A.	(c)7,054	443
CNP Assurances	4,936	631
Compagnie Generale des Establissements Michelin, Class B	4,696	631

Credit Agricole S.A.	(c)44,106	1,701
Dassault Systemes S.A.	4,244	279
European Aeronautic Defense & Space Co. N.V.	(c)14,611	449
France Telecom S.A.	(c)98,884	3,312
Gecina S.A. REIT	2,351	399
Groupe Danone	(c)27,890	2,195
Hermes International	3,740	421
Imerys S.A.	2,205	201
Klepierre	5,946	341
L’Oreal S.A.	6,719	881
Lafarge S.A.	(c)15,530	2,406
Lagardere S.C.A.	(c)6,292	536
LVMH Moet Hennessy Louis Vuitton S.A.	(c)21,401	2,566
Neopost S.A.	2,980	420
Pernod-Ricard S.A.	1,304	285
Peugeot S.A.	(c)5,348	441
PPR	2,823	531
Publicis Groupe	4,217	173
Renault S.A.	(c)5,505	798
Safran S.A.	(c)4,910	119
Sanofi-Aventis	(c)51,705	4,378
Schneider Electric S.A.	(c)20,308	2,566
Societe BIC S.A.	1,627	139
Societe Generale	(c)38,047	6,384
Societe Television Francaise 1	5,196	140
Sodexho Alliance S.A.	9,509	658
STMicroelectronics N.V.	49,380	830
Suez S.A.	(c)31,273	1,842
Suez S.A. (London Shares)	2,940	174
Technip S.A.	7,405	662
Thales S.A.	6,720	394
Thomson	10,855	165
Total S.A.	(c)159,524	12,971
Unibail-Rodamco	(c)2,618	674
Valeo S.A.	5,295	295
Veolia Environnement	(c)14,971	1,289
Vinci S.A.	(c)16,860	1,317
Vivendi Universal S.A.	39,320	1,660
Zodiac S.A.	(c)631	45
		89,199
Germany (9.0%)
Adidas AG	25,385	1,665
Allianz SE (Registered)	33,455	7,816
Altana AG	5,799	140
Arcandor AG	(a)7,464	250
BASF AG	43,014	5,950
Bayer AG	(c)43,142	3,434
Beiersdorf AG	(c)4,911	368
Celesio AG	7,538	476
Commerzbank AG	65,887	2,667
Continental AG	12,188	1,685
DaimlerChrysler AG	76,254	7,681
Depfa Bank plc	34,772	720
Deutsche Bank AG (Registered)	47,558	6,129
Deutsche Boerse AG	(c)11,143	1,517
Deutsche Lufthansa AG (Registered)	21,401	615
Deutsche Post AG (Registered)	(c)67,221	1,955

Deutsche Postbank AG	5,419	398
Deutsche Telekom AG	(c)295,302	5,803
E.ON AG	57,948	10,714
Fresenius Medical Care AG	18,027	958
Heidelberger Druckmaschinen	4,900	214
Henkel KGaA (Non-Voting Shares)	(c)17,133	882
Hochtief AG	(c)5,220	633
Hypo Real Estate Holding AG	(c)14,211	808
Infineon Technologies AG	(a)(c)54,119	933
Linde AG	6,304	783
MAN AG	14,595	2,124
Merck KGaA	3,978	480
Metro AG	(c)13,436	1,213
Muenchener Rueckversicherungs AG (Registered)	16,900	3,248
Porsche AG (Non-Voting Shares)	684	1,453
Puma AG Rudolf Dassler Sport	(c)1,157	497
Qiagen N.V.	(a)12,827	248
RWE AG	38,790	4,879
RWE AG (Non-Voting Shares)	3,400	383
SAP AG	(c)83,316	4,877
Siemens AG (Registered)	75,394	10,366
Suedzucker AG	(c)6,971	140
ThyssenKrupp AG	34,153	2,175
TUI AG	(a)(c)19,983	537
Volkswagen AG	(c)14,729	3,329
Volkswagen AG (Non-Voting Shares)	8,799	1,211
		102,354
Greece (0.6%)
Alpha Bank A.E.	38,383	1,338
EFG Eurobank Ergasias S.A.	24,405	858
National Bank of Greece S.A.	42,490	2,708
OPAP S.A.	12,910	501
Piraeus Bank S.A.	37,600	1,344
Titan Cement Co., S.A.	3,950	204
		6,953
Hong Kong (3.9%)
Air China Ltd., Class H	289,000	413
Aluminum Corp. of China Ltd., Class H	294,000	845
Angang Steel Co., Ltd., Class H	14,000	54
Anhui Conch Cement Co., Ltd., Class H	6,000	52
Anhui Expressway Co., Class H	369,000	337
Bank of China Ltd., Class H	(c)1,529,000	818
Bank of Communications Co., Ltd., Class H	1,007,000	1,215
Bank of East Asia Ltd.	73,263	411
BOC Hong Kong Holdings Ltd.	168,000	426
Cathay Pacific Airways Ltd.	48,000	131
Chaoda Modern Agriculture	168,000	137
Cheung Kong Holdings Ltd.	(c)70,000	1,154
Cheung Kong Infrastructure Holdings Ltd.	26,000	98
China Communications Construction Co., Ltd. , Class H	319,000	758
China Construction Bank, Class H	2,948,831	2,690
China COSCO Holdings Co., Ltd., Class H	256,450	802
China Infrastructure Machinery Holdings Ltd.	(c)224,000	519
China Life Insurance Co., Ltd.	502,000	2,883
China Mobile Ltd.	198,500	3,251
China Petroleum & Chemical Corp., Class H	(c)1,174,000	1,466
China Resources Enterprise Ltd.	102,000	433

China Resources Land Ltd.	145,000	302
China Shenhua Energy Co., Class H	237,500	1,427
China Shipping Development Co., Ltd., Class H	117,891	382
China Telecom Corp., Ltd., Class H	(c)1,116,000	841
China Travel International Investment Hong Kong Ltd.	768,000	568
China Water Affairs Group Ltd.	(a)(c)1,731,741	1,067
CLP Holdings Ltd.	78,811	545
COSCO Pacific Ltd.	152,000	481
Datang International Power Generation Co., Ltd., Class H	264,000	303
Dongfeng Motor Group Co., Ltd., Class H	178,885	157
Esprit Holdings Ltd.	43,800	696
Guangdong Investment, Ltd.	1,456,000	998
Guangzhou R&F Properties Co., Ltd., Class H	73,600	348
Hang Lung Properties Ltd.	234,500	1,050
Hang Seng Bank Ltd.	(c)32,600	579
Henderson Land Development Co., Ltd.	34,000	270
Hong Kong & China Gas Co., Ltd.	(c)190,424	443
Hong Kong Exchanges & Clearing Ltd.	48,500	1,482
HongKong Electric Holdings Ltd.	63,500	330
Hopewell Highway Infrastructure Ltd.	343,231	326
Hopewell Holdings Ltd.	30,000	143
Huaneng Power International, Inc., Class H	292,000	403
Hutchison Telecommunications International Ltd.	(c)64,000	89
Hutchison Whampoa Ltd.	96,282	1,030
Hysan Development Co., Ltd.	31,538	87
Jiangxi Copper Co., Ltd., Class H	(c)103,000	333
Johnson Electric Holdings Ltd.	(c)73,063	38
Kerry Properties Ltd.	(c)20,118	155
Kingboard Chemical Holdings Ltd.	32,000	204
Li & Fung Ltd.	235,757	1,001
Li Ning Co. Ltd.	94,000	325
Link REIT (The)	77,539	171
MTR Corp.	(c)66,199	197
New World China Land Ltd.	(c)271,600	260
New World Development Ltd.	(c)109,563	303
NWS Holdings Ltd.	130,592	307
PCCW Ltd.	(c)171,490	113
PetroChina Co., Ltd., Class H	1,106,000	2,097
Ping An Insurance Group Co. of China Ltd., Class H	(c)91,500	1,267
Prime Success International Group	321,200	260
Shanghai Electric Group Corp., Class H	60,000	47
Shangri-La Asia Ltd.	48,636	164
Sino Land Co.	55,553	138
Sinopec Shangai Petrochemical Co., Ltd., Class H	44,000	36
Sun Hung Kai Properties Ltd.	89,500	1,508
Swire Pacific Ltd., Class A	42,000	509
Techtronic Industries Co.	42,500	49
Television Broadcasts Ltd.	14,000	84
Wasion Meters Group Ltd.	186,379	115
Wharf Holdings Ltd.	56,662	279
Yanzhou Coal Mining Co., Ltd., Class H	160,000	329
Yue Yuen Industrial Holdings Ltd.	27,500	82
Zhejiang Expressway Co., Ltd.	42,000	60
Zijin Mining Group Co., Ltd.	277,500	431
		44,102
India (2.1%)
ABB Ltd.	7,235	235

ACC Ltd.	(d)2,757	83
Ambuja Cements, Ltd.	47,100	171
Axis Bank Ltd.	10,500	201
Bajaj Auto Ltd.	2,907	185
Bharat Forge Ltd.	9,277	67
Bharat Heavy Electricals Ltd.	40,688	2,080
Bharti Airtel Ltd.	(a)(d)80,148	1,930
Cipla Ltd.	17,241	79
Dish TV India Ltd.	(a)(d)8,026	15
Dr. Reddy’s Laboratories Ltd.	9,493	155
GAIL India Ltd.	24,166	230
GlaxoSmithKline Pharmaceuticals Ltd.	1,759	49
Glenmark Pharmaceuticals Ltd.	11,454	121
Grasim Industries Ltd.	(d)3,371	304
HDFC Bank Ltd.	25,086	904
Hero Honda Motors Ltd.	7,739	145
Hindalco Industries Ltd.	50,500	218
Hindustan Lever Ltd.	76,691	425
Housing Development Finance Corp.	17,065	1,083
I-Flex Solutions Ltd.	(a)1,697	81
ICICI Bank Ltd.	(c)(d)58,309	1,555
ICICI Bank Ltd. ADR	5,600	295
Infosys Technologies Ltd.	36,787	1,747
ITC Ltd.	102,000	486
IVRCL Infrastructures & Projects Ltd.	73,900	786
Larsen & Toubro Ltd.	9,635	679
Mahanagar Telephone Nigam Ltd.	17,715	71
Mahindra & Mahindra Ltd.	9,667	182
Maruti Suzuki India Ltd.	6,549	164
Oil & Natural Gas Corp., Ltd.	22,618	544
Ranbaxy Laboratories Ltd.	13,998	153
Reliance Communications Ltd.	120,900	1,780
Reliance Energy Ltd.	5,654	171
Reliance Industries Ltd.	60,044	3,463
Satyam Computer Services Ltd.	43,194	484
Sun Pharma Advanced Research Co. Ltd.	(a)1,644	3
Sun Pharmaceutical Industries Ltd.	4,414	107
Tata Consultancy Services Ltd.	11,949	318
Tata Motors Ltd.	17,875	349
Tata Steel Ltd.	(d)12,513	272
Unitech Ltd.	195,800	1,511
Wipro Ltd.	18,656	215
Wire and Wireless India Ltd.	(a)3,588	4
Zee Entertainment Enterprises Ltd.	19,271	165
Zee News Ltd.	(a)(d)3,244	5
		24,270
Indonesia (0.5%)
Astra International Tbk PT	258,000	543
Bank Central Asia Tbk PT	1,960,500	1,319
Bank Mandiri Persero Tbk PT	856,500	330
Bank Rakyat Indonesia Tbk PT	536,500	387
Bumi Resources Tbk PT	1,867,500	730
Telekomunikasi Indonesia Tbk PT	1,279,500	1,539
United Tractors Tbk PT	1,323,000	1,186
		6,034
Italy (1.2%)
Alleanza Assicurazioni S.p.A.	2,521	34

Assicurazioni Generali S.p.A.	(c)66,961	2,947
Atlantia S.p.A.	3,681	124
Autogrill S.p.A.	1,797	35
Banca Monte dei Paschi di Siena S.p.A.	(c)2,336	14
Banca Popolare di Milano Scarl	695	10
Banco Popolare Scarl	(a)3,074	69
Benetton Group S.p.A.	456	8
Bulgari S.p.A.	(c)24,753	390
Capitalia S.p.A.	43,067	411
Enel S.p.A.	9,815	111
ENI S.p.A.	(c)60,164	2,230
Fiat S.p.A.	3,080	93
Finmeccanica S.p.A.	3,429	100
Intesa San Paolo S.p.A.	291,793	2,253
Intesa San Paolo S.p.A. RNC	2,270	17
Italcementi S.p.A.	370	8
Luxottica Group S.p.A.	(c)1,328	45
Mediaset S.p.A.	3,285	34
Mediobanca S.p.A.	6,639	145
Mediolanum S.p.A.	611	4
Pirelli & C S.p.A.	(a)27,686	33
Seat Pagine Gialle S.p.A.	(c)13,264	7
Snam Rete Gas S.p.A.	(c)1,548	10
Telecom Italia S.p.A.	118,151	359
Telecom Italia S.p.A. RNC	67,652	163
Tiscali S.p.A.	(a)935	3
UniCredito Italiano S.p.A.	407,210	3,484
Unione di Banche Italiane SCPA	20,600	554
		13,695
Japan (19.1%)
77 Bank Ltd. (The)	63,000	424
Acom Co., Ltd.	(c)1,980	44
Advantest Corp.	(c)18,190	567
Aeon Co., Ltd.	38,900	550
Aeon Credit Service Co., Ltd.	2,300	25
Aiful Corp.	(c)1,750	27
Ajinomoto Co., Inc.	(c)62,400	782
Alps Electric Co., Ltd.	(c)13,900	167
Amada Co., Ltd.	25,000	279
Asahi Breweries Ltd.	(c)18,900	288
Asahi Glass Co., Ltd.	(c)108,800	1,463
Asahi Kasei Corp.	102,000	824
Asatsu-DK, Inc.	(c)3,300	106
Astellas Pharma, Inc.	39,700	1,904
Bank of Kyoto Ltd. (The)	(c)21,000	255
Bank of Yokohama Ltd. (The)	144,000	994
Benesse Corp.	5,100	195
Bridgestone Corp.	77,400	1,712
Canon, Inc.	81,800	4,465
Casio Computer Co., Ltd.	(c)33,300	477
Central Japan Railway Co.	128	1,359
Chiba Bank Ltd. (The)	60,000	464
Chiyoda Corp.	(c)18,000	324
Chubu Electric Power Co., Inc.	(c)41,900	1,085
Chugai Pharmaceutical Co., Ltd.	(c)20,907	345
Citizen Holdings Co., Ltd.	(c)28,400	286
Coca-Cola West Holdings Co., Ltd.	700	16

COMSYS Holdings Corp.	16,000	176
Credit Saison Co., Ltd.	(c)4,600	119
CSK Holdings Corp.	6,200	242
Dai Nippon Printing Co., Ltd.	37,600	537
Daicel Chemical Industries Ltd.	(c)13,000	103
Daiichi Sankyo Co., Ltd.	(c)54,000	1,622
Daikin Industries Ltd.	15,700	756
Dainippon Ink & Chemicals, Inc.	(c)54,000	239
Daito Trust Construction Co., Ltd.	(c)14,000	675
Daiwa House Industry Co., Ltd.	72,600	947
Daiwa Securities Group, Inc.	144,000	1,371
Denki Kagaku Kogyo KK	36,000	202
Denso Corp.	55,550	2,094
Dowa Holdings Co., Ltd.	49,000	621
East Japan Railway Co.	314	2,477
Ebara Corp.	29,800	138
Eisai Co., Ltd.	18,602	879
FamilyMart Co., Ltd.	(c)5,100	133
Fanuc Ltd.	16,400	1,672
Fast Retailing Co., Ltd.	(c)7,700	444
Fuji Electric Holdings Co., Ltd.	15,000	67
Fuji Soft ABC, Inc.	3,000	61
Fuji Television Network, Inc.	31	62
FUJIFILM Holdings Corp.	38,900	1,798
Fujikura Ltd.	(c)22,000	139
Fujitsu Ltd.	147,200	1,041
Fukuoka Financial Group Inc	84,000	492
Furukawa Electric Co., Ltd.	52,800	258
Hankyu Department Stores, Inc.	(c)9,000	74
Hirose Electric Co., Ltd.	(c)2,300	280
Hitachi Construction Machinery Co., Ltd.	(c)2,700	108
Hitachi Ltd.	(c)266,000	1,772
Hokkaido Electric Power Co., Inc.	(c)8,400	182
Hokuhoku Financial Group, Inc.	(c)162,000	458
Honda Motor Co., Ltd.	132,004	4,436
Hoya Corp.	32,900	1,123
Ibiden Co., Ltd.	9,700	817
Ihi Corp.	(c)92,000	289
Index Holdings, Inc.	(c)94	31
Inpex Holdings, Inc.	39	401
Isetan Co., Ltd.	(c)15,900	214
Ito En Ltd.	(c)2,100	51
Ito En Ltd. (Preference)	(a)(c)630	13
Itochu Corp.	146,000	1,773
Itochu Techno-Solutions Corp.	2,500	88
J Front Retailing Co. Ltd.	(a)33,000	325
Japan Airlines Corp.	(a)(c)77,000	167
Japan Real Estate Investment Corp. REIT	51	613
Japan Retail Fund Investment Corp. REIT	(c)47	409
Japan Tobacco, Inc.	332	1,824
JFE Holdings, Inc.	31,800	2,254
JGC Corp.	(c)23,000	444
Joyo Bank Ltd. (The)	(c)113,000	631
JS Group Corp.	21,700	377
JSR Corp.	12,800	314
Kajima Corp.	(c)112,400	387
Kamigumi Co., Ltd.	1,000	8

Kaneka Corp.	21,000	177
Kansai Electric Power Co., Inc. (The)	59,800	1,367
Kao Corp.	50,000	1,493
Kawasaki Heavy Industries Ltd.	92,000	360
Kawasaki Kisen Kaisha Ltd.	(c)5,000	73
Keihin Electric Express Railway Co., Ltd.	(c)33,000	214
Keio Corp.	(c)20,000	125
Keyence Corp.	2,900	644
Kikkoman Corp.	10,000	151
Kinden Corp.	(c)1,000	9
Kintetsu Corp.	(c)146,200	454
Kirin Brewery Co., Ltd.	47,400	627
Kobe Steel Ltd.	164,000	613
Kokuyo Co., Ltd.	5,700	59
Komatsu Ltd.	95,700	3,216
Konami Corp.	(c)8,600	234
Konica Minolta Holdings, Inc.	36,500	619
Kubota Corp.	131,000	1,079
Kuraray Co., Ltd.	29,500	374
Kurita Water Industries Ltd.	19,900	676
Kyocera Corp.	13,000	1,219
Kyowa Hakko Kogyo Co., Ltd.	(c)23,028	237
Kyushu Electric Power Co., Inc.	26,100	691
Lawson, Inc.	(c)4,800	152
Leopalace21 Corp.	11,100	364
Mabuchi Motor Co., Ltd.	2,300	150
Marubeni Corp.	142,000	1,303
Marui Co., Ltd.	(c)35,500	392
Matsui Securities Co., Ltd.	(c)14,400	110
Matsushita Electric Industrial Co., Ltd.	175,000	3,283
Matsushita Electric Works Ltd.	(c)27,000	326
Meiji Dairies Corp.	(c)17,000	96
Meiji Seika Kaisha Ltd.	19,000	96
Meitec Corp.	(c)2,300	67
Millea Holdings, Inc.	64,352	2,588
Minebea Co., Ltd.	(c)32,000	219
Mitsubishi Chemical Holdings Corp.	75,000	653
Mitsubishi Corp.	129,800	4,113
Mitsubishi Electric Corp.	185,800	2,329
Mitsubishi Estate Co., Ltd.	102,000	2,922
Mitsubishi Heavy Industries Ltd.	314,000	2,053
Mitsubishi Logistics Corp.	7,000	99
Mitsubishi Materials Corp.	160,000	995
Mitsubishi Rayon Co., Ltd.	(c)42,000	298
Mitsubishi UFJ Financial Group, Inc.	651	5,724
Mitsubishi UFJ Securities Co.	29,000	254
Mitsui & Co., Ltd.	156,800	3,809
Mitsui Chemicals, Inc.	(c)42,000	417
Mitsui Fudosan Co., Ltd.	(c)73,400	2,038
Mitsui Mining & Smelting Co., Ltd.	95,000	409
Mitsui OSK Lines Ltd.	14,000	227
Mitsui Sumitomo Insurance Co., Ltd.	108,000	1,268
Mitsui Trust Holdings, Inc.	47,545	371
Mitsukoshi Ltd.	(c)32,000	145
Mizuho Financial Group, Inc.	831	4,739
Murata Manufacturing Co., Ltd.	16,100	1,161
Namco Bandai Holdings, Inc.	(c)2,400	35

NEC Corp.	(c)159,400	774
NEC Electronics Corp.	(a)(c)4,800	138
Net One Systems Co., Ltd.	(c)50	55
NGK Insulators Ltd.	(c)33,600	1,082
NGK Spark Plug Co., Ltd.	(c)20,000	311
Nidec Corp.	(c)8,600	601
Nikon Corp.	(c)26,000	894
Nintendo Co., Ltd.	6,300	3,280
Nippon Building Fund, Inc. REIT	61	887
Nippon Electric Glass Co., Ltd.	(c)24,500	395
Nippon Express Co., Ltd.	77,800	387
Nippon Meat Packers, Inc.	(c)18,600	207
Nippon Mining Holdings, Inc.	43,000	432
Nippon Oil Corp.	133,800	1,243
Nippon Paper Group, Inc.	69	213
Nippon Sheet Glass Co., Ltd.	37,000	226
Nippon Steel Corp.	(c)415,000	2,988
Nippon Telegraph & Telephone Corp.	243	1,136
Nippon Yusen Kabushiki Kaisha	(c)98,000	957
Nishi-Nippon Bank Ltd. (The)	(c)44,000	124
Nissan Chemical Industries Ltd.	11,000	136
Nissan Motor Co., Ltd.	196,100	1,965
Nisshin Seifun Group, Inc.	(c)12,500	118
Nisshinbo Industries, Inc.	(c)6,000	83
Nissin Food Products Co., Ltd.	6,400	228
Nitto Denko Corp.	(c)17,700	823
Nomura Holdings, Inc.	207,100	3,473
Nomura Research Institute Ltd.	10,900	371
NSK Ltd.	62,000	544
NTN Corp.	(c)44,000	393
NTT Data Corp.	(c)121	539
NTT DoCoMo, Inc.	331	473
Obayashi Corp.	76,000	352
Obic Co., Ltd.	(c)710	138
OJI Paper Co., Ltd.	(c)95,400	462
Oki Electric Industry Co., Ltd.	(a)(c)44,000	76
Okumura Corp.	(c)21,000	107
Olympus Corp.	11,000	452
Omron Corp.	17,800	471
Onward Kashiyama Co., Ltd.	(c)17,000	172
Oracle Corp. Japan	(c)2,900	133
Oriental Land Co., Ltd.	(c)5,600	325
Osaka Gas Co., Ltd.	155,600	546
Pioneer Corp.	(c)14,654	180
Promise Co., Ltd.	(c)2,350	57
Resona Holdings, Inc.	(c)404	693
Ricoh Co., Ltd.	52,000	1,100
Rohm Co., Ltd.	13,100	1,158
Sanken Electric Co., Ltd.	(c)14,000	69
Sanyo Electric Co., Ltd.	(a)(c)146,000	240
Sapporo Holdings Ltd.	(c)10,000	66
SBI E*Trade Securities Co., Ltd.	(c)191	181
Secom Co., Ltd.	14,500	698
Seiko Epson Corp.	(c)9,700	240
Sekisui Chemical Co., Ltd.	44,000	323
Sekisui House Ltd.	87,600	1,103
Seven & I Holdings Co., Ltd.	64,000	1,646

Sharp Corp.	(c)72,200	1,311
Shimachu Co., Ltd.	(c)5,500	146
Shimamura Co., Ltd.	(c)2,100	197
Shimano, Inc.	8,600	301
Shimizu Corp.	(c)80,600	439
Shin-Etsu Chemical Co., Ltd.	33,696	2,329
Shinko Securities Co.	52,000	241
Shinsei Bank Ltd.	138,000	435
Shionogi & Co., Ltd.	(c)22,000	339
Shiseido Co., Ltd.	31,000	688
Shizuoka Bank Ltd. (The)	(c)51,000	495
Showa Denko KK	(c)54,000	205
Showa Shell Sekiyu KK	14,500	186
SMC Corp.	(c)5,700	781
Softbank Corp.	(c)80,700	1,489
Sompo Japan Insurance, Inc.	(c)73,000	838
Sony Corp.	(c)61,597	2,987
Stanley Electric Co., Ltd.	(c)6,000	145
Sumitomo Bakelite Co., Ltd.	11,000	63
Sumitomo Chemical Co., Ltd.	(c)116,600	1,000
Sumitomo Corp.	(c)95,100	1,838
Sumitomo Electric Industries Ltd.	(c)59,400	946
Sumitomo Heavy Industries Ltd.	38,000	489
Sumitomo Metal Industries Ltd.	247,000	1,441
Sumitomo Metal Mining Co., Ltd.	89,800	2,181
Sumitomo Mitsui Financial Group, Inc.	398	3,101
Sumitomo Realty & Development Co., Ltd.	32,000	1,125
Sumitomo Trust & Banking Co., Ltd. (The)	111,000	840
T&D Holdings, Inc.	20,250	1,246
Taiheiyo Cement Corp.	(c)53,000	202
Taisei Corp.	(c)109,000	316
Taisho Pharmaceutical Co., Ltd.	(c)11,441	225
Taiyo Yuden Co., Ltd.	(c)7,000	139
Takara Holdings, Inc.	(c)6,000	35
Takashimaya Co., Ltd.	(c)32,000	355
Takeda Pharmaceutical Co., Ltd.	65,600	4,615
Takefuji Corp.	(c)3,010	60
TDK Corp.	10,000	878
Teijin Ltd.	73,400	358
Terumo Corp.	17,100	863
THK Co., Ltd.	3,400	72
TIS, Inc.	(c)2,904	57
Tobu Railway Co., Ltd.	(c)79,400	373
Toho Co., Ltd.	6,300	125
Tohoku Electric Power Co., Inc.	35,200	752
Tokyo Broadcasting System, Inc.	9,000	252
Tokyo Electric Power Co., Inc. (The)	(c)87,400	2,207
Tokyo Electron Ltd.	19,900	1,261
Tokyo Gas Co., Ltd.	(c)182,600	850
Tokyo Tatemono Co., Ltd.	24,000	306
Tokyu Corp.	(c)88,400	577
TonenGeneral Sekiyu KK	(c)29,000	292
Toppan Printing Co., Ltd.	(c)36,600	377
Toray Industries, Inc.	(c)102,100	811
Toshiba Corp.	(c)272,000	2,541
Tosoh Corp.	40,000	259
Toto Ltd.	(c)43,600	316

Toyo Seikan Kaisha Ltd.	16,400	309
Toyoba Co., Ltd.	5,000	12
Toyoda Gosei Co., Ltd.	(c)800	29
Toyota Industries Corp.	8,150	351
Toyota Motor Corp.	(c)213,400	12,596
Trend Micro, Inc.	9,200	398
Unicharm Corp.	(c)3,400	209
Uniden Corp.	(c)5,000	33
UNY Co., Ltd.	(c)10,000	87
Ushio, Inc.	(c)3,500	64
USS Co., Ltd.	2,700	177
Wacoal Holdings Corp.	(c)6,000	74
West Japan Railway Co.	33	157
Yahoo! Japan Corp.	1,439	545
Yakult Honsha Co., Ltd.	8,700	198
Yamada Denki Co., Ltd.	(c)9,620	952
Yamaha Corp.	8,800	197
Yamaha Motor Co., Ltd.	2,700	69
Yamato Holdings Co., Ltd.	23,000	345
Yamazaki Baking Co., Ltd.	8,000	60
Yokogawa Electric Corp.	(c)16,900	206
		217,399
Luxembourg (0.2%)
Arcelor Mittal	35,707	2,818
Malaysia (0.1%)
IJM Corp. Bhd	303,900	709
Mexico (1.7%)
Alfa S.A.B. de C.V., Class A	34,500	233
America Movil S.A.B. de C.V., Class L	2,357,300	7,544
Cemex S.A.B. de C.V.	(a)615,543	1,838
Coca-Cola Femsa S.A.B. de C.V.	14,500	62
Corp. GEO S.A.B. de C.V.	(a)131,100	575
Desarrolladora Homex S.A.B. de C.V. ADR	(a)(c)8,600	477
Fomento Economico Mexicano S.A.B de C.V.	196,800	733
Grupo Carso S.A.B. de C.V., Class A1	77,700	296
Grupo Financiero Banorte S.A.B. de C.V., Class O	370,500	1,467
Grupo Mexico S.A.B. de C.V., Class B	109,200	784
Grupo Modelo S.A.B., Class C	54,400	261
Grupo Televisa S.A.	217,900	1,047
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	51,500	232
Telefonos de Mexico S.A. de C.V., Class L	1,252,500	2,053
Urbi Desarrollos Urbanos S.A. de C.V.	(a)85,400	307
Wal-Mart de Mexico S.A.B. de C.V., Series V	546,238	2,003
		19,912
Netherlands (3.1%)
ABN AMRO Holding N.V.	(c)140,884	7,423
Aegon N.V.	140,314	2,687
Akzo Nobel N.V.	15,671	1,292
ASML Holding N.V.	(a)34,809	1,154
Corio N.V.	4,462	381
Fugro N.V. CVA	3,443	280
Hagemeyer N.V.	(c)4,613	21
Heineken N.V.	48,272	3,168
ING Groep N.V. CVA	73,642	3,269
Koninklijke DSM N.V.	8,803	475
Koninklijke Philips Electronics N.V.	56,394	2,545
OCE N.V.	7,606	160

Reed Elsevier N.V.	29,077	552
Royal KPN N.V.	117,591	2,041
Royal Numico N.V.	9,003	698
SBM Offshore N.V.	(c)8,260	325
TNT N.V.	59,756	2,505
Unibail - Rodamco	(a)2,509	646
Unilever N.V. CVA	147,160	4,543
Wereldhave N.V.	1,818	219
Wolters Kluwer N.V.	(c)16,172	480
		34,864
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	(c)19,672	67
Norway (1.6%)
Acergy S.A.	(c)26,400	785
Aker Kvaerner ASA	(c)37,660	1,200
DNB NOR ASA	24,024	368
Norsk Hydro ASA	55,145	2,399
Norske Skogindustrier ASA	(c)12,100	129
Ocean Rig Norway ASA	(a)13,600	100
Orkla ASA	52,500	938
Prosafe SE	(c)23,040	411
Renewable Energy Corp. A/S	(a)13,900	641
SeaDrill Ltd.	(a)47,400	1,066
StatoilHydro ASA	(c)222,000	7,566
Tandberg ASA	(c)12,800	308
Telenor ASA	(a)48,800	978
TGS Nopec Geophysical Co. ASA	(a)(c)26,200	537
Yara International ASA	12,719	402
		17,828
Philippines (0.2%)
Ayala Land, Inc.	2,723,760	982
Banco de Oro - EPCI, Inc.	77,535	102
Bank of Philippine Islands	43,260	64
Metropolitan Bank and Trust	153,200	190
Philippines Long Distance Telephone Co.	22,350	1,444
		2,782
Poland (0.6%)
Agora S.A.	5,609	109
Bank BPH S.A.	1,394	480
Bank Pekao S.A.	19,121	1,776
Bank Zachodni WBK S.A.	3,886	372
Grupa Kety S.A.	163	12
KGHM Polska Miedz S.A.	19,397	907
Polski Koncern Naftowy Orlen	(a)45,510	956
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,862	1,188
Prokom Software S.A.	1,723	88
Telekomunikacja Polska S.A.	105,261	834
		6,722
Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	(c)12,1871	506
Brisa - Auto Estradas de Portugal S.A.	(c)23,604	310
Energias de Portugal S.A.	24,260	142
Portugal Telecom SGPS S.A. (Registered)	44,891	629
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	(c)1,488	22
		1,609
Russia (1.5%)
LUKOIL ADR	(c)27,780	2,308

MMC Norilsk Nickel ADR	(c)11,136	3,029
Mobile Telesystems ADR	15,600	1,081
Novolipetsk Steel GDR	11,500	386
OAO Gazprom ADR (Registered)	91,297	4,026
Polyus Gold Co. ADR	9,300	405
Sberbank GDR	(a)1,135	525
Severstal GDR	22,600	479
Surgutneftegaz ADR	(c)12,800	869
Surgutneftegaz ADR (Preference)	6,200	433
Tatneft GDR	5,900	649
Unified Energy System GDR	(a)7,250	937
Vimpel-Communications ADR	41,000	1,109
Wimm-Bill-Dann Foods OJSC ADR	(c)5,600	612
		16,848
Singapore (2.3%)
Ascendas REIT	158,000	290
CapitaLand Ltd.	(c)193,000	1,059
CapitaMall Trust REIT	140,500	369
Chartered Semiconductor Manufacturing Ltd.	(a)(c)227,000	167
City Developments Ltd.	(c)85,719	935
ComfortDelgro Corp., Ltd.	304,477	398
Cosco Corp. Singapore Ltd.	132,000	529
Creative Technology Ltd.	(c)13,267	54
DBS Group Holdings Ltd.	171,612	2,495
Fraser & Neave, Ltd.	204,000	783
Hyflux Ltd.	95,000	183
Jardine Cycle & Carriage Ltd.	27,034	337
K-REIT Asia	9,200	17
Keppel Corp., Ltd.	174,000	1,687
Keppel Land Ltd.	57,000	318
Neptune Orient Lines Ltd.	113,000	403
Overseas-Chinese Banking Corp.	387,712	2,323
Parkway Holdings Ltd.	(c)100,000	285
Raffles Education Corp. Ltd.	26,431	41
SembCorp Industries Ltd.	133,183	578
SembCorp Marine Ltd.	126,000	390
Singapore Airlines Ltd.	84,000	1,052
Singapore Exchange Ltd.	(c)123,539	1,073
Singapore Land Ltd.	37,000	254
Singapore Post Ltd.	243,000	199
Singapore Press Holdings Ltd.	244,028	710
Singapore Technologies Engineering Ltd.	(c)214,296	563
Singapore Telecommunications Ltd.	1,641,015	4,441
STATS ChipPAC Ltd.	(a)218,000	239
United Overseas Bank Ltd.	178,389	2,654
UOL Group Ltd. (London Shares)	98,189	344
Venture Corp., Ltd.	41,444	460
		25,630
South Africa (0.2%)
MTN Group Ltd.	116,299	1,764
South Korea (0.5%)
LG Philips LCD Co., Ltd.	(a)51,040	2,443
Samsung Electronics Co., Ltd.	4,265	2,679
		5,122
Spain (2.3%)
Abertis Infraestructuras S.A.	(c)22,215	695
Acerinox S.A.	(c)13,440	404

Altadis S.A.	(c)14,776	1,039
Antena 3 de Television S.A.	(a)(c)3,197	59
Banco Bilbao Vizcaya Argentaria S.A.	(c)134,005	3,141
Banco Popular Espanol S.A.	(c)37,309	641
Banco Santander S.A.	250,129	4,861
Cintra Concesiones de Infraestructuras de Transporte S.A.	10,671	162
Endesa S.A.	(c)14,767	844
Gamesa Corp Tecnologica S.A.	12,793	523
Gas Natural SDG S.A.	21,191	1,197
Iberdrola S.A.	31,111	1,828
Inditex S.A.	11,867	800
Indra Sistemas S.A.	(c)2,740	74
Metrovacesa S.A.	(c)1,164	132
Repsol YPF S.A.	(c)55,394	1,979
Sociedad General de Aguas de Barcelona S.A., Class A	(c)4,072	155
Telefonica S.A.	282,037	7,895
Union Fenosa S.A.	3,021	179
		26,608
Sweden (2.2%)
Alfa Laval AB	1,250	80
Assa Abloy AB, Class B	(c)20,477	425
Atlas Copco AB, Class A	(c)92,696	1,604
Atlas Copco AB, Class B	24,594	393
Electrolux AB, Class B	12,800	271
Eniro AB	5,700	70
Fabege AB	(d)5,031	60
Getinge AB, Class B	(c)10,700	259
Hennes & Mauritz AB, Class B	20,050	1,271
Holmen AB, Class B	(c)3,400	130
Husqvarna AB, Class A	3,839	49
Husqvarna AB, Class B	12,800	165
Modern Times Group AB, Class B	(c)1,550	100
Nordea Bank AB	189,644	3,305
Sandvik AB	111,490	2,392
Scania AB, Class B	26,400	643
Securitas Systems AB, Class B	(c)800	3
Securitas AB, Class B	800	11
Securitas Direct AB, Class B	(a)800	2
Skandinaviska Enskilda Banken AB, Class A	31,616	1,028
Skanska AB, Class B	20,351	404
SKF AB, Class B	19,264	406
Ssab Svenslt Stal AB, Class A	12,150	450
Svenska Cellulosa AB, Class B	38,766	723
Svenska Handelsbanken, Class A	53,011	1,645
Swedish Match AB	25,700	534
Tele2 AB, Class B	9,624	208
Telefonaktiebolaget LM Ericsson, Class B	1,230,842	4,928
TeliaSonera AB	100,987	913
Volvo AB, Class A	29,975	521
Volvo AB, Class B	145,025	2,526
Wihlborgs Fastigheter AB	1,320	25
		25,544
Switzerland (5.4%)
ABB Ltd. ADR	41,600	1,091
ABB Ltd. (Registered)	121,224	3,192
Ciba Specialty Chemicals AG (Registered)	3,932	200
Clariant AG (Registered)	(a)13,237	163

Compagnie Financiere Richemont AG, Class A	56,454	3,741
Credit Suisse Group (Registered)	83,813	5,565
Geberit AG (Registered)	2,430	318
Givaudan (Registered)	412	381
Holcim Ltd. (Registered)	19,256	2,127
Kudelski S.A.	3,447	97
Kuehne & Nagel International AG (Registered)	1,755	173
Logitech International S.A. (Registered)	(a)15,334	457
Lonza Group AG (Registered)	2,230	243
Micronas Semiconductor Holding AG (Registered)	(a)(c)2,362	31
Nestle S.A. (Registered)	32,318	14,518
Nobel Biocare Holding AG	1,895	513
Novartis AG (Registered)	119,781	6,610
OC Oerlikon Corp. AG (Registered)	(a)(c)461	169
Roche Holding AG (Genusschein)	36,009	6,529
Schindler Holding AG	4,210	266
Straumann Holding AG (Registered)	(c)863	242
Sulzer AG (Registered)	39	56
Swatch Group AG (Registered)	3,443	221
Swatch Group AG, Class B	4,472	1,467
Swiss Reinsurance (Registered)	(c)31,714	2,825
Swisscom AG (Registered)	1,337	508
Syngenta AG (Registered)	6,254	1,348
Synthes, Inc.	4,017	450
UBS AG (Registered)	130,595	7,022
Zurich Financial Services AG (Registered)	3,391	1,017
		61,540
Taiwan (0.1%)
AU Optronics Corp. ADR	(c)84,952	1,437
Thailand (0.1%)
Banpu Public Co. Ltd.	(d)56,700	576
Turkey (0.8%)
Akbank T.A.S.	156,213	1,191
Aksigorta A/S	19,717	136
Anadolu Efes Biracilik ve Malt Sanayii A/S	27,503	287
Arcelik	15,519	126
Dogan Sirketler Grubu Holdings	(a)63,838	140
Dogan Yayin Holding	(a)29,171	124
Eregli Demir ve Celik Fabrikalari T.A.S.	46,583	436
Ford Otomotiv Sanayi A/S	17,594	187
Haci Omer Sabanci Holding A/S	56,395	362
KOC Holding A/S	(a)48,849	257
Migros Turk T.A.S.	11,483	200
Tupras-Turkie Petrol Rafinerileri A/S	14,690	389
Turk Sise ve Cam Fabrikalari A/S	24,654	123
Turkcell Iletisim Hizmetleri A/S	295,467	2,497
Turkiye Garanti Bankasi A/S	110,183	844
Turkiye Is Bankasi, Class C	204,729	1,238
Turkiye Vakiflar Bankasi TAO, Class D	90,395	309
Yapi ve Kredi Bankasi A/S	(a)74,704	239
		9,085
United Kingdom (16.6%)
3I Group plc	9,158	187
Aegis Group plc	45,188	116
Amec plc	15,693	238
Anglo American plc	125,180	8,424
ARM Holdings plc	97,286	307

Arriva plc	7,994	126
AstraZeneca plc	76,832	3,850
Aviva plc	216,574	3,261
BAE Systems plc	223,581	2,258
Balfour Beatty plc	33,319	323
Barclays plc	376,548	4,588
Barratt Developments plc	10,060	154
BBA Aviation plc	29,049	136
Bellway plc	4,519	95
Berkeley Group Holdings plc	(a)4,737	139
BG Group plc	243,922	4,222
BHP Billiton plc	(c)201,134	7,202
Biffa plc	32,703	148
BP plc	1,334,068	15,490
British Airways plc	(a)38,150	299
British American Tobacco plc	82,361	2,952
British Land Co. plc REIT	23,539	564
British Sky Broadcasting plc	45,571	648
BT Group plc	576,332	3,620
Bunzl plc	27,898	400
Burberry Group plc	48,823	656
Cadbury Schweppes plc	122,237	1,418
Capita Group plc	7,803	116
Carnival plc	13,876	663
Centrica plc	184,716	1,438
Close Brothers Group plc	1,586	26
Cobham plc	78,283	311
Compass Group plc	167,416	1,034
CSR plc	(a)9,333	123
Daily Mail & General Trust, Class A	12,876	166
Diageo plc	226,477	4,977
DSG International plc	77,930	215
Electrocomponents plc	47,741	249
Emap plc	8,964	161
EMI Group plc	33,919	184
Enterprise Inns plc	56,558	685
Experian Group Ltd.	33,018	349
Fiberweb plc	9,102	11
Firstgroup plc	26,030	367
FKI plc	7,577	14
Friends Provident plc	165,978	584
Galiform plc	(a)6,439	14
GKN plc	27,325	198
GlaxoSmithKline plc	288,515	7,656
Group 4 Securicor plc	13,896	57
Hammerson plc REIT	12,932	310
Hays plc	19,415	53
HBOS plc	235,429	4,405
Home Retail Group plc	33,004	252
HSBC Holdings plc	332,628	6,156
ICAP plc	4,863	52
IMI plc	30,958	339
Imperial Chemical Industries plc	64,954	866
Imperial Tobacco Group plc	34,960	1,603
Intercontinental Hotels Group plc	27,651	549
International Personal Finance plc	3,113	13
International Power plc	17,046	157

Invensys plc	(a)13,017	83
Invesco plc	15,800	214
ITV plc	157,279	330
J. Sainsbury plc	66,692	788
Johnson Matthey plc	27,266	930
Kelda Group	28,714	506
Kesa Electricals plc	11,073	62
Kingfisher plc	47,091	172
Ladbrokes plc	45,479	402
Land Securities Group plc REIT	21,050	724
Legal & General Group plc	558,854	1,528
Liberty International plc REIT	11,276	263
Lloyds TSB Group plc	397,316	4,410
LogicaCMG plc	56,838	176
London Stock Exchange plc	2,150	72
Man Group plc	34,126	386
Marks & Spencer Group plc	67,228	847
Meggitt plc	35,372	230
Misys plc	29,380	133
Mitchells & Butlers plc	37,375	467
Mondi Ltd.	(a)15,516	155
Mondi plc	38,791	369
National Express Group plc	8,059	204
National Grid plc	208,740	3,348
Next plc	10,558	424
Pearson plc	32,793	508
Persimmon plc	11,329	223
Provident Financial plc	1,556	28
Prudential plc	159,993	2,460
Punch Taverns plc	20,050	404
Reckitt Benckiser plc	60,597	3,561
Reed Elsevier plc	51,762	654
Rentokil Initial plc	22,066	75
Resolution plc	2,420	34
Reuters Group plc	60,790	800
Rexam plc	35,525	401
Rio Tinto plc	93,712	8,107
Rolls-Royce Group plc	(a)119,190	1,274
Rolls-Royce Group plc, Class B	1,395	@—
Royal Bank of Scotland Group plc	539,411	5,794
Royal Dutch Shell plc, Class A	271,779	11,216
Royal Dutch Shell plc, Class B	189,908	7,818
SABMiller plc	46,958	1,337
Sage Group plc	95,991	490
Schroders plc	1,254	36
Scottish & Newcastle plc	12,006	150
Scottish & Southern Energy plc	65,754	2,033
Segro plc REIT	17,100	175
Serco Group plc	5,648	48
Severn Trent plc	21,832	630
Signet Group plc	62,585	107
Smith & Nephew plc	48,277	590
Smiths Group plc	25,847	565
Stagecoach Group plc	20,194	94
Tate & Lyle plc	42,628	351
Taylor Wimpey plc	47,484	268
Tesco plc	374,938	3,370

TI Automotive Ltd., Class A	(a)(d)(l)1,505	@—
Tomkins plc	66,611	310
Unilever plc	80,414	2,542
United Business Media plc	10,472	148
United Utilities plc	15,318	219
Vodafone Group plc	3,578,860	12,924
Whitbread plc	15,655	520
William Hill plc	32,757	431
Wolseley plc	39,504	668
WPP Group plc	40,150	544
Xstrata plc	62,671	4,160
Yell Group plc	26,153	230
		189,694
Total Common Stocks (Cost $724,558)		1,055,232

	No. of
	Rights
Rights (0.0%)
Australia (0.0%)
Newcrest Mining Ltd., expiring 9/12/07	(a)26,212	86
Austria (0.0%)
Raiffeisen International Bank Holding AG, expiring 10/3/07	5,402	@—
Wienerberger AG, expiring 12/31/49	(a)7,967	@—
		@—
Belgium (0.0%)
Fortis, expiring 10/9/07	(a)52,498	279
Japan (0.0%)
Dowa Mining Co., Ltd., expiring 1/29/10	49,000	@—
Total Rights (Cost $@—)		365

	Face
	Amount
	(000)
Short-Term Investments (17.3%)
Short-Term Debt Securties held as Collateral on Loaned Securities (13.8%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$(h)6,368	6,368
Alliance & Leicester plc,
5.83%, 10/9/07	(h)4,549	4,549
Bancaja,
5.36%, 10/19/07	2,274	2,274
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)2,274	2,274
BASF AG,
5.36%, 10/22/07	(h)2,274	2,274
BNP Paribas plc,
5.50%, 11/19/07	(h)4,549	4,549
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	9,097	9,097
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07	(h)4,548	4,548
CC USA, Inc.,
4.68%, 10/1/07	(h)2,272	2,272
CIT Group Holdings.,
5.38%, 10/18/07	(h)8,187	8,187
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	18,027	18,027
Credit Suisse First Boston, New York,

4.82%, 10/1/07	(h)4,549	4,549
First Tennessee Bank,
5.76%, 10/17/07	(h)2,274	2,274
5.77%, 10/17/07	(h)9,096	9,096
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	4,276	4,276
5.82%, 10/15/07	(h)2,274	2,274
HSBC Finance Corp.,
5.81%, 10/9/07	(h)2,274	2,274
IBM Corp.,
5.79%, 10/9/07	9,098	9,098
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)4,549	4,549
Marshall & IIsley Bank,
5.37%, 12/17/07	4,561	4,561
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)6,823	6,823
National Bank of Canada,
5.66%, 10/2/07	(h)9,096	9,096
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)9,097	9,097
Nationwide Building Society,
5.28%, 12/28/07	5,276	5,276
Societe Generale, New York,
5.11%, 10/31/07	(h)10,916	10,916
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)5,004	5,004
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)3,184	3,184
		156,766

	Shares
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(o)40,549,615	40,550
Total Short-Term Investments (Cost $197,316)		197,316
Total Investments + (109.9%) (Cost $921,873) —
Including $150,382 of Securities Loaned		1,252,913
Liabilities in Excess of Other Assets (-9.9%)		(113,019)
Net Assets (100%)		$1,139,894

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2007. The Portfolio had loaned securities with a total value of $150,382,000. This was secured by collateral of $156,766,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at $4,800,000, representing 0.4% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30,2007.
(l)	Security has been deemed illiquid at September 30, 2007.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $22,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affilliates and totaled $1,081,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $140,643,000 and $100,093,000, respectively.
ADR	American Depositary Receipts
CVA	Certicaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares
@	Value is less than $500.
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $921,873,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $331,040,000, of which $349,364,000 related to appreciated securities and $18,324,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

				In			Net Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	12,320	$12,320	12/13/07	EUR	8,835	$12,616	$296
USD	6,505	6,505	12/13/07	EUR	4,664	6,660	155
USD	9,907	9,907	12/13/07	EUR	7,108	10,150	243
USD	6,372	6,372	12/13/07	EUR	4,579	6,538	166
USD	18,460	18,460	12/13/07	EUR	13,245	18,914	454
USD	14,288	14,288	12/13/07	EUR	10,247	14,632	344
USD	26,034	26,034	12/13/07	GBP	12,849	26,246	212
USD	1,125	1,125	12/13/07	GBP	555	1,134	9
USD	3,322	3,322	12/13/07	GBP	1,640	3,349	27
USD	5,608	5,608	12/13/07	HKD	43,590	5,609	1
USD	17,136	17,136	12/13/07	JPY	1,932,719	16,976	(160)
USD	8,576	8,576	12/13/07	JPY	967,875	8,501	(75)
USD	10,613	10,613	12/13/07	JPY	1,197,280	10,516	(97)
USD	2,583	2,583	12/13/07	JPY	291,410	2,559	(24)
USD	3,622	3,622	12/13/07	SEK	24,065	3,742	120
EUR	2,544	3,633	12/13/07	USD	3,547	3,547	(86)
GBP	9,220	18,834	12/13/07	USD	18,679	18,679	(155)
GBP	5,827	11,903	12/13/07	USD	11,807	11,807	(96)
GBP	13	26	12/13/07	USD	26	26	@—
HKD	254,210	32,711	12/13/07	USD	32,709	32,709	(2)
JPY	6,122,404	53,775	12/13/07	USD	54,238	54,238	463
JPY	742,833	6,525	12/13/07	USD	6,576	6,576	51
JPY	394,749	3,467	12/13/07	USD	3,499	3,499	32
SEK	4,258	662	12/13/07	USD	640	640	(22)
		$278,007				$279,863	$1,856

EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index
(France)	57	$4,655	Oct-07	$17
Hang Seng Index
(Hong Kong)	164	28,672	Oct-07	582
MSCI Index
(Singapore)	65	3,990	Oct-07	92
MSCI Index
(Taiwan)	300	10,923	Oct-07	251
Dax Index
(Germany)	53	15,029	Dec-07	244
Nikkei 225 Index
(Japan)	63	9,231	Dec-07	544
SPI 200
(Austrailia)	37	5,422	Dec-07	186
Short:
Topix Index
(Japan)	66	9,331	Dec-07	(593)
				$1,323

Morgan Stanley Institutional Funds, Inc.

Disciplined Large Cap Value Active Extension Portfolio

Portfolio Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Long Positions (128.7%)
Common Stocks (128.7%)
Aerospace (2.5%)
Northrop Grumman Corp.	(q)758	$59
Raytheon Co.	(q)857	55
		114
Auto Trucks & Parts (1.0%)
Paccar, Inc.	(q)529	45
Banks: Outside New York City (4.5%)
City National Corp.	648	45
Comerica, Inc.	889	45
National City Corp.	(q)1,869	47
Popular, Inc.	(q)2,256	28
U.S. Bancorp	19	1
Wells Fargo & Co.	(q)1,096	39
		205
Beverages: Brewers (Wineries) (0.5%)
Molson Coors Brewing Co., Class B	228	23
Biotechnology Research & Production (1.1%)
Charles River Laboratories International, Inc.	(a)862	48
Cable Television Services (1.3%)
Liberty Media Corp. - Capital, Class A	(a)(q)482	60
Chemicals (5.2%)
Ashland, Inc.	(q)113	7
Dow Chemical Co. (The)	(q)1,602	69
Eastman Chemcial Co.	(q)703	47
Lubrizol Corp.	(q)725	47
Lyondell Chemical Co.	(q)1,429	66
		236
Communications & Media (1.6%)
CBS Corp., Class B	(q)1,816	57
Time Warner, Inc.	(q)874	16
		73
Communications Technology (1.0%)
Embarq Corp.	(q)805	45
Computer Services Software & Systems (1.3%)
Computer Sciences Corp.	(a)236	13
Compuware Corp.	(a)2,779	22
Lexmark International, Inc., Class A	(a)(q)260	11
NCR Corp.	(a)271	14
		60
Computer Technology (2.4%)
Hewlett-Packard Co.	(q)906	45
International Business Machines Corp.	(q)546	64
		109
Containers & Packaging: Metal & Glass (1.0%)
Owens-Illinois, Inc.	(a)(q)1,117	46
Diversified Financial Services (13.0%)
Bank of America Corp.	(q)2,011	101
Bank of New York Mellon Corp. (The)	1,547	68
Citigroup, Inc.	(q)3,917	183

Goldman Sachs Group, Inc. (The)	(q)379	82
JPMorgan Chase & Co.	(q)1,298	60
Merrill Lynch & Co., Inc.	(q)1,002	71
Wachovia Corp.	(q)468	24
		589
Drug & Grocery Store Chains (1.0%)
SUPERVALU, Inc.	(q)1,186	46
Drugs & Pharmaceuticals (2.3%)
Johnson & Johnson	551	36
Pfizer, Inc.	(q)2,868	70
		106
Electrical Equipment & Components (1.1%)
Energizer Holdings, Inc.	(a)(q)430	48
Electronics: Semi-Conductors/Components (1.0%)
Arrow Electronics, Inc.	(a)1,101	47
Energy — Miscellaneous (2.6%)
Devon Energy Corp.	(q)855	71
Valero Energy Corp.	714	48
		119
Financial — Miscellaneous (4.1%)
Axis Capital Holdings Ltd.	335	13
Countrywide Financial Corp.	(q)2,593	49
Fannie Mae	(q)83	5
MGIC Investment Corp.	(q)1,516	49
PMI Group, Inc. (The)	(q)1,190	39
Radian Group, Inc.	(q)1,244	29
		184
Foods (3.6%)
Del Monte Foods Co.	(q)3,999	42
JM Smucker Co. (The)	(q)815	44
Seaboard Corp.	(q)20	39
Tyson Foods, Inc., Class A	(q)2,244	40
		165
Forest Products (0.4%)
Weyerhauser Co.	242	18
Homebuilding (2.4%)
Centex Corp.	(q)1,243	33
KB Home	(q)517	13
MDC Holdings, Inc.	228	9
NVR, Inc.	(a)(q)70	33
Ryland Group, Inc.	(q)1,028	22
		110
Insurance: Life (3.0%)
Cigna Corp.	(q)860	46
Nationwide Financial Services	(q)849	46
Reinsurance Group of America, Inc.	(q)810	46
		138
Insurance: Multi-Line (7.4%)
American International Group, Inc.	(q)828	56
Assurant, Inc.	(q)930	50
Hartford Financial Services Group, Inc. (The)	(q)692	64
Loews Corp.	(q)1,220	59
MetLife, Inc.	(q)889	62
Unitrin, Inc.	882	44
		335
Insurance: Property & Casualty (2.5%)
Fidelity National Financial, Inc., Class A	(q)2,107	37
Safeco Corp.	(q)822	50

Transatlantic Holdings, Inc.	373	26
		113
Investment Management Companies (2.7%)
Ameriprise Financial, Inc.	(q)873	55
Lehman Brothers Holdings, Inc.	(q)1,090	67
		122
Machinery & Engineering (1.2%)
AGCO Corp.	(a)(q)1,069	54
Machinery: Engines (1.0%)
Cummins, Inc.	(q)371	47
Manufacturing (2.3%)
Eaton Corp.	551	54
SPX Corp.	(q)537	50
		104
Multi-Sector Companies (6.0%)
General Electric Co.	(q)4,645	192
Honeywell International, Inc.	843	50
Tyco International, Ltd.	669	30
		272
Office Furniture & Business Equipment (1.2%)
Xerox Corp.	(a)(q)3,157	55
Offshore Drilling (0.7%)
ENSCO International, Inc.	589	33
Oil: Integrated Domestic (3.7%)
ConocoPhillips	(q)1,092	96
Marathon Oil Corp.	(q)1,238	70
		166
Oil: Integrated International (10.2%)
Chevron Corp.	(q)1,779	166
ExxonMobil Corp.	(q)3,185	295
		461
Paints & Coatings (0.9%)
Sherwin Williams Co. (The)	(q)595	39
Paper (0.2%)
MeadWestvaco Corp.	310	9
Production Technology Equipment (0.5%)
Novellus Systems, Inc.	(a)(q)867	24
Publishing: Newspapers (1.0%)
Gannett Co., Inc.	(q)1,054	46
Real Estate Investment Trusts (REIT) (0.7%)
HRPT Properties Trust REIT	3,143	31
Retail (2.4%)
Dollar Tree Stores, Inc.	(a)(q)1,085	44
Expedia, Inc.	(a)(q)1,621	52
IAC/InterActive Corp.	(a)(q)509	15
		111
Services: Commercial (3.3%)
Avis Budget Group, Inc.	(a)(q)1,966	45
Convergys Corp.	(a)(q)1,474	26
Hewitt Associates, Inc., Class A	(a)1,339	47
Service Corp. International	(q)2,484	32
		150
Soaps & Household Chemicals (1.0%)
Procter & Gamble Co.	(q)631	44
Steel (1.3%)
United States Steel Corp.	(q)535	57
Textile Apparel Manufacturers (0.9%)
Jones Apparel Group, Inc.	(q)1,958	41

Textile Products (1.0%)
Mohawk Industries, Inc.	(a)544	44
Tires & Rubber (0.1%)
Goodyear Tire & Rubber Co. (The)	(a)203	6
Tobacco (1.2%)
Altria Group, Inc.	(q)67	5
Loews Corp. - Carolina Group	613	50
		55
Toys (0.5%)
Mattel, Inc.	(q)957	23
Transportation — Miscellaneous (1.1%)
Overseas Shipholding Group, Inc.	(q)621	48
Truckers (0.2%)
YRC W orldwide, Inc.	(a)403	11
Utilities: Electrical (6.8%)
Alliant Energy Corp.	(q)1,223	47
American Electric Power Co., Inc.	(q)1,226	56
DTE Energy Co.	(q)1,028	50
FirstEnergy Corp.	(q)229	15
Pepco Holdings, Inc.	(q)1,729	47
PG&E Corp.	(q)1,113	53
TECO Energy, Inc.	2,626	43
		311
Utilities: Gas Pipelines (1.1%)
Oneok, Inc.	(q)1,005	48
Utilities — Miscellaneous (1.7%)
Dynegy, Inc., Class A	(a)(q)4,208	39
Reliant Energy, Inc.	(a)(q)1,548	40
		79
Utilities: Telecommunications (6.0%)
AT&T, Inc.	(q)2,893	122
CenturyTel, Inc.	(q)991	46
Telephone & Data Systems, Inc.	707	47
Verizon Communications, Inc.	(q)1,256	56
		271
Total Common Stocks (Cost $6,199)		5,844
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $54)	(o)53,929	54
Total Investments + (129.9%) (Cost $6,253)		5,898
Liabilities in Excess of Other Assets (-29.9%)		(1,358)
Net Assets (100%)		$4,540

		Value
	Shares	(000)
Short Positions (29.8%)*
Common Stocks (29.8%)
Air Transport (0.6%)
Southwest Airlines Co.	1,808	$27
Banks: New York City (0.7%)
Commerce Bancorp, Inc.	829	32
Banks: Outside New York City (2.7%)
Bancorpsouth, Inc.	1,277	31
Cullen/Frost Bankers, Inc.	437	22
East West Bancorp, Inc.	885	32
First Horizon National Corp.	937	25
Fulton Financial Corp.	897	13

		123
Beverages: Brewers (Wineries) (0.7%)
Brown-Forman Corp., Class B	441	33
Beverages: Soft Drinks (0.1%)
Pepsi Bottling Group, Inc.	116	4
Biotechnology Research & Production (0.9%)
Biogen Idec, Inc.	(a)114	7
Millennium Pharmaceuticals, Inc.	(a)3,238	33
		40
Communications Technology (2.0%)
Ciena Corp.	(a)533	21
Crown Castle International Corp.	(a)889	36
JDS Uniphase Corp.	(a)2,221	33
		90
Computer Services Software & Systems (2.2%)
Checkfree Corp.	(a)895	41
Seagate Technology	1,095	28
Virgin Media, Inc.	1,225	30
		99
Computer Technology (1.2%)
SanDisk Corp.	(a)548	30
Sun Microsystems, Inc.	(a)4,574	26
		56
Consumer Products (0.5%)
Warner Music Group Corp.	2,415	24
Consumer Staples — Miscellaneous (0.7%)
Clorox Co.	546	33
Electrical & Electronics (0.7%)
Molex, Inc.	1,226	33
Electronics (0.8%)
Applera Corp. - Applied Biosystems Group	968	34
Electronics: Semi-Conductors/Components (4.3%)
Advanced Micro Devices, Inc.	(a)2,458	32
Atmel Corp.	(a)6,014	31
Integrated Device Technology, Inc.	(a)2,046	32
International Rectifier Corp.	(a)908	30
Micron Technology, Inc.	(a)2,446	27
Spansion, Inc., Class A	(a)3,187	27
Tektronix, Inc.	534	15
		194
Energy — Miscellaneous (0.5%)
Pioneer Natural Resources Co.	509	23
Foods (0.7%)
McCormick & Co., Inc.	905	33
Health Care Facilities (0.8%)
Brookdale Senior Living, Inc.	910	36
Investment Management Companies (2.8%)
Allied Capital Corp.	1,031	30
Blackrock, Inc.	197	34
Investment Technology Group, Inc.	(a)824	36
Legg Mason, Inc.	334	28
		128
Manufacturing (0.8%)
Crane Co.	715	34
Materials & Processing — Miscellaneous (0.6%)
Newmont Mining Corp.	645	29
Real Estate Investment Trusts (REIT) (2.2%)
BRE Properties, Inc. REIT	41	2

CBL & Associates Properties, Inc. REIT	632	22
Essex Property Trust, Inc. REIT	54	7
Federal Realty Investments Trust REIT	48	4
Health Care, Inc. REIT	366	16
Hospitality Properties Trust REIT	793	32
Taubman Centers, Inc. REIT	283	16
		99
Services: Commercial (1.3%)
Cintas Corp.	590	22
Copart, Inc.	(a)1,135	39
		61
Tobacco (0.6%)
Reynolds American, Inc.	398	25
Utilities: Electrical (0.7%)
Hawaiian Electric Industries, Inc.	1,458	32
Utilities: Water (0.7%)
Aqua America, Inc.	1,317	30
Total Short Positions (Proceeds $1,355)		$1,352

*	Percentages are based on Net Assets
(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration f ees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $4,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $5,204,000 and $5,150,000, respectively.

(q)	Securities are pledged with a broker as collateral for short sales.
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $6,253,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $355,000 of which $206,000 related to appreciated securities and $561,000 related to depreciated securities.

Morgan Stanley Institutional Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.3%)
Argentina (0.9%)
Tenaris S.A. ADR	(c)571,943	$30,096
Austria (0.5%)
Raiffeisen International Bank Holding AG	(c)121,916	17,819
Brazil (12.5%)
All America Latina Logistica S.A.	1,245,952	17,578
Banco Bradesco S.A. ADR	(c)284,521	8,356
Banco Itau Holding Financeira S.A. ADR	(c)465,580	23,568
Banco Itau Holding Financeira S.A. (Preference)	344,332	17,395
Banco Nacional S.A. (Preference)	(a)(l)295,998,880	@—
Cia Energetica de Minas Gerais S.A. ADR	(c)1,266,182	27,008
Cia Energetica de Sao Paulo, Class B (Preference)	(a)339,058	6,239
CVRD ADR	(c)5,053,638	143,776
CVRD, Class A (Preference)	56,084	1,602
Cyrela Brazil Realty S.A.	1,282,373	17,175
Gerdau S.A. ADR	(c)365,924	9,595
Gerdau S.A. (Preference)	329,650	8,650
Investimentos Itau S.A. (Preference)	2,171,412	14,986
NET Servicos de Comunicacao S.A. (Preference)	(a)105,952	1,749
Petroleo Brasileiro S.A. ADR	(c)241,104	15,599
Petroleo Brasileiro S.A. (Preference)	509,136	16,485
Tim Participacoes S.A.	197,100	1,190
Tim Participacoes S.A. ADR	(c)244,700	9,925
Unibanco - Uniao de Bancos Brasileiros S.A.	377,442	4,969
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	320,759	42,196
Usinas Siderurgicas de Minas Gerais S.A.	160,732	12,539
Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference)	164,133	11,462
		412,042
China/Hong Kong (19.1%)
Cathay Pacific Airways Ltd.	(c)6,673,000	18,241
China Coal Energy Co.	(a)18,765,000	55,760
China Communications Construction Co., Ltd., Class H	11,108,000	26,406
China Construction Bank Corp., Class H	(c)62,354,000	56,869
China COSCO Holdings Co., Ltd., Class H	6,855,000	21,428
China Merchants Bank Co., Ltd., Class H	4,595,000	20,185
China Mobile Ltd.	5,342,500	87,486
China Power International Development Ltd.	(c)18,354,000	9,609
China Resources Power Holdings Co.	7,747,000	24,067
China Shenhua Energy Co., Ltd., Class H	2,459,000	14,772
China Shipping Development Co., Ltd., Class H	(c)1,880,000	6,094
CNOOC Ltd.	14,903,000	25,037
COSCO Pacific Ltd.	5,662,000	17,917
Dongfeng Motor Group Co., Ltd., Class H	(c)31,091,000	27,316
GOME Electrical Appliances Holdings Ltd.	(c)15,365,000	30,161
Harbin Power Equipment, Class H	10,332,000	25,890
Industrial & Commercial Bank of China, Class H	61,982,000	43,454
Maanshan Iron & Steel, Class H	(c)25,131,000	27,478
Moulin Global Eyecare Holdings	(a)(d)(l)2,150,000	@—
PetroChina Co., Ltd., Class H	(c)11,192,000	21,221
Ping An Insurance Group Co. of China Ltd., Class H	(c)2,422,000	33,524

Shanghai Industrial Holdings Ltd.	(c)4,775,000	23,832
Shenzhen Investment Ltd.	15,413,000	13,760
Sino-Ocean Land Holdings Ltd.	(a)382,000	541
		631,048
Czech Republic (1.1%)
Central European Media Enterprises Ltd.	(a)(c)255,800	23,459
Komercni Banka A/S	57,400	13,359
		36,818
Egypt (0.5%)
El Sewedy Cables Holding Co.	(a)1,053,592	16,786
Hungary (1.1%)
OTP Bank Nyrt	661,880	35,931
India (9.0%)
Aban Offshore Ltd.	150,000	13,192
ABB Ltd. India	670,410	21,812
Axis Bank Ltd.	1,107,400	21,249
Bharat Heavy Electricals Ltd.	469,790	24,015
Bharti Airtel Ltd.	(a)(d)1,327,273	31,959
Container Corp. of India	125,919	6,653
Deccan Chronicle Holdings Ltd.	2,099,120	10,757
Glenmark Pharmaceuticals Ltd.	1,259,400	13,352
GVK Power & Infrastructure Ltd.	553,344	9,126
HCL Technologies Ltd.	1,425,900	10,755
HDFC Bank Ltd.	552,900	19,920
HDFC Bank Ltd. ADR	(c)166,800	17,869
Infosys Technologies Ltd.	502,272	23,858
Maruti Suzuki India Ltd.	501,500	12,570
Praj Industries Ltd.	1,116,500	6,653
Reliance Communications Ltd.	760,500	11,198
Reliance Industries Ltd.	424,200	24,464
Television Eighteen India Ltd.	140,000	3,338
Zee Entertainment Enterprises Ltd.	1,576,000	13,520
		296,260
Indonesia (2.8%)
Astra International Tbk PT	5,725,500	12,052
Bank Central Asia Tbk PT	12,814,000	8,617
Bank Mandiri Persero Tbk PT	11,645,500	4,489
Bank Rakyat Indonesia	12,028,000	8,681
Bumi Resources Tbk PT	46,732,500	18,269
International Nickel Indonesia Tbk PT	2,353,000	16,338
Medco Energi Internasional Tbk PT	3,895,500	1,768
Perusahaan Gas Negara PT	3,017,500	3,976
Tambang Batubara Bukit Asam Tbk PT	8,593,000	6,155
Telekomunikasi Indonesia Tbk PT	7,910,500	9,515
United Tractors Tbk PT	2,830,500	2,538
		92,398
Malaysia (0.4%)
IOI Corp. Bhd	7,825,150	13,894
Mexico (6.1%)
America Movil S.A.B. de C.V., Class L ADR	1,267,462	81,118
Cemex S.A.B. de C.V. ADR	(a)376,850	11,275
Corp. GEO S.A.B. de C.V.	(a)2,571,614	11,283
Grupo Financiero Banorte S.A.B. de C.V., Class O	4,465,400	17,678
Grupo Televisa S.A. ADR	1,096,532	26,503
Urbi Desarrollos Urbanos S.A. de C.V.	(a)2,727,600	9,801
Wal-Mart de Mexico S.A.B. de C.V. ADR	(c)303,243	11,121
Wal-Mart de Mexico S.A.B. de C.V., Series V	8,537,938	31,303
		200,082

Morocco (0.4%)
Douja Promotion Groupe Addoha S.A.	30,000	12,767
Oman (0.7%)
Bank Muscat SAOG	4,136,032	16,093
Bank Muscat SAOG GDR (Registered)	453,854	7,275
		23,368
Pakistan (0.2%)
Oil & Gas Development Co., Ltd.	3,697,420	7,004
Philippines (0.6%)
Ayala Corp.	562,332	6,865
Philippines Long Distance Telephone Co.	98,530	6,365
PNOC Energy Development Corp.	54,721,500	7,774
		21,004
Poland (4.1%)
Bank Handlowy w Warszawie S.A.	322,076	13,820
Bank Millennium S.A.	4,172,252	18,629
Bank Pekao S.A.	328,220	30,490
Bank Zachodni WBK S.A.	162,215	15,529
Budimex S.A.	(a)139,357	3,744
KGHM Polska Miedz S.A.	361,245	16,882
PBG S.A.	(a)31,821	4,335
Polimex Mostostal S.A.	1,763,450	6,773
Polski Koncern Naftowy Orlen	(a)283,000	5,943
TVN S.A.	2,285,484	18,853
		134,998
Russia (10.4%)
Alliance Cellulose Ltd.	(d)(l)592,359	@—
CTC Media, Inc.	(a)(c)1,016,866	22,330
Evraz Group S.A. GDR	414,941	26,266
Golden Telecom, Inc.	(c)279,000	22,457
Mechel ADR	(c)282,868	14,426
MMC Norilsk Nickel ADR	(c)128,621	34,985
Mobile Telesystems OJSC ADR	268,697	18,623
OAO Gazprom ADR	(c)481,000	21,212
OAO Gazprom ADR	1,015,000	44,761
Sberbank	11,018,748	45,824
Sberbank GDR	(a)62,383	28,852
Severstal GDR	883,243	18,707
TMK OAO GDR	(e)(c)457,008	18,875
TMK OAO GDR (Registered)	(c)153,669	6,347
Wimm-Bill-Dann Foods OJSC ADR	(c)185,259	20,256
		343,921
South Africa (5.4%)
Allied Electronics Corp., Ltd. (Preference)	1,419,524	9,293
Barloworld Ltd.	555,654	10,453
Group Five Ltd.	1,438,200	11,565
Massmart Holdings Ltd.	1,288,218	15,591
Mittal Steel South Africa Ltd.	1,130,626	22,492
Mr. Price Group Ltd.	3,750,400	14,263
MTN Group Ltd.	4,389,100	66,576
Murray & Roberts Holdings Ltd.	1,370,823	17,880
Raubex Group Ltd.	(a)2,066,900	9,600
		177,713
South Korea (13.0%)
Amorepacific Corp.	18,015	13,444
Cheil Communications, Inc.	39,455	11,683
Cheil Industries, Inc.	201,710	13,488
Doosan Infracore Co., Ltd.	418,250	16,247

GS Engineering & Construction Corp.	148,946	25,877
Hite Brewery Co., Ltd	43,899	6,140
Hyundai Engineering & Construction Co., Ltd.	(a)49,234	4,702
Hyundai Heavy Industries	75,163	34,740
Hyundai Mipo Dockyard	82,713	28,469
Hyundai Motor Co.	125,096	10,101
Kookmin Bank	12,073	1,005
Korea Exchange Bank	669,910	10,870
Korean Air Lines Co., Ltd.	161,186	10,902
LG Chem Ltd.	164,160	17,220
LG Electronics, Inc.	242,014	22,610
LG Philips LCD Co., Ltd.	(a)326,180	15,610
NHN Corp.	(a)124,245	28,753
Orion Corp.	40,473	12,272
POSCO	22,830	16,788
Samsung Electronics Co., Ltd.	27,154	17,060
Samsung Electronics Co., Ltd. (Preference)	37,604	17,504
Samsung Fire & Marine Insurance Co., Ltd.	72,400	15,584
Shinhan Financial Group Co., Ltd.	507,576	33,165
SSCP Co., Ltd.	(a)165,923	5,439
STX Pan Ocean Co., Ltd.	4,609,000	10,363
STX Pan Ocean Co., Ltd.	(a)3,241,730	8,731
Woongjin Coway Co., Ltd.	565,042	18,553
		427,320
Taiwan (5.8%)
Advanced Semiconductor Engineering, Inc.	6,345,166	6,961
Asustek Computer, Inc.	4,980,494	15,154
AU Optronics Corp.	20,290,481	35,004
Formosa Plastics Corp.	5,360,000	15,110
Foxconn Technology Co., Ltd.	1,583,400	18,340
High Tech Computer Corp.	202,700	2,972
HON HAI Precision Industry Co., Ltd.	2,573,000	19,395
InnoLux Display Corp.	435,588	1,869
MediaTek, Inc.	1,263,905	22,772
Siliconware Precision Industries Co.	5,839,000	13,151
Taiwan Cement Corp.	4,968,000	8,129
Tripod Technology Corp.	1,935,315	7,887
TXC Corp.	2,296,757	5,243
Yang Ming Marine Transport Corp.	19,230,400	15,468
Yuanta Financial Holding Co., Ltd.	(a)7,066,000	4,330
		191,785
Turkey (3.7%)
Akcansa Cimento A/S	1,011,590	7,752
Aksigorta A/S	2,130,761	14,741
KOC Holding A/S	(a)2,068,983	10,885
Turkcell Iletisim Hizmet A/S	1,778,175	15,027
Turkcell Iletisim Hizmet A/S ADR	42,500	904
Turkiye Garanti Bankasi A/S	4,232,010	32,433
Turkiye Halk Bankasi A/S	(a)1,689,669	13,719
Yapi ve Kredi Bankasi	(a)8,103,628	25,915
		121,376
Total Common Stocks (Cost $2,138,580)		3,244,430
Investment Companies (1.1%)
India (0.7%)
Morgan Stanley Growth Fund	(o)17,282,900	23,529
Romania (0.4%)
SIF 1 Banat Crisana Arad	1,710,300	2,553
SIF 2 Moldova Bacau	1,929,900	2,881

SIF 3 Transilvania Brasov	(a)1,873,000	1,813
SIF 4 Muntenia Bucuresti	2,461,600	2,499
SIF 5 Oltenia Craiova	1,660,500	3,060
		12,806
Total Investment Companies (Cost$18,355)		36,335

No. of
Rights
Rights (0.0%)
Austria (0.0%)
Raiffeisen International Bank Holding AG, expiring 10/3/07 (Cost $—)	(a)121,916	@—

		Face
		Amount
		(000)
Short-Term Investments (5.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (4.7%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$	(h)6,250	6,250
Alliance & Leicester plc,
5.83%, 10/9/07		(h)4,465	4,465
Bancaja,
5.36%, 10/19/07		2,232	2,232
Bank of New York Co., Inc.,
5.82%, 10/10/07		(h)2,232	2,232
BASF AG,
5.36%, 10/22/07		(h)2,232	2,232
BNP Paribas plc,
5.50%, 11/19/07		(h)4,464	4,464
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07		8,929	8,929
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07		(h)4,464	4,464
CC USA, Inc.,
4.68%, 10/1/07		(h)2,230	2,230
CIT Group Holdings.,
5.38%, 10/18/07		(h)8,036	8,036
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07		17,694	17,694
Credit Suisse First Boston, New York,
4.82%, 10/1/07		(h)4,464	4,464
First Tennessee Bank,
5.76%, 10/17/07		(h)2,232	2,232
5.77%, 10/17/07		(h)8,928	8,928
Goldman Sachs Group, Inc.,
5.37%, 10/1/07		4,197	4,197
5.82%, 10/15/07		(h)2,232	2,232
HSBC Finance Corp.,
5.81%, 10/9/07		(h)2,232	2,232
IBM Corp.,
5.79%, 10/9/07		8,929	8,929
Macquarie Bank Ltd.,
5.17%, 10/22/07		(h)4,465	4,465
Marshall & IIsley Bank,
5.37%, 12/17/07		4,477	4,477
Metropolitan Life Global Funding,
5.13%, 10/22/07		(h)6,697	6,697
National Bank of Canada,
5.66%, 10/2/07		(h)8,928	8,928
National Rural Utilities Cooperative Finance Corp.,

5.73%, 10/1/07	(h)8,929	8,929
Nationwide Building Society,
5.28%, 12/28/07	5,179	5,179
Societe Generale, New York,
5.11%, 10/31/07	(h)10,714	10,714
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)4,911	4,911
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)3,125	3,125
		153,867

	Shares
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(o)27,066,543	27,067
Total Short-Term Investments (Cost $180,933)		180,934
Total Investments + (104.9%) (Cost $2,337,868) —
Including $148,863 of Securities Loaned		3,461,699
Liabilities in Excess of Other Assets (-4.9%)		(162,048)
Net Assets (100%)		$3,299,651

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2007. At September 30, 2007, the Portfolio had loaned securities with a total value of $148,863,000. This was secured by collateral of $153,867,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at $31,959,000, representing 1.0% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(l)	Security has been deemed illiquid at September 30, 2007.
(o)

The Morgan Stanley Growth Fund, acquired at a cost of $3,415,000 is advised by an affiliate of the Adviser. During the nine months ended September 30, 2007, there were no purchases or sales of this security. The Portfolio derived no income from this security during the nine months ended September 30, 2007. The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $23,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $1,121,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $382,285,000 and $355,218,000, respectively.

@	Value is less than $500.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $2,337,868,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,123,831,000 of which $1,148,019,000 related to appreciated securities and $24,188,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
				Exchange			Appreciation
Currency to Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
HKD	101,626	$13,073	10/2/07	USD	13,098	$13,098	$25
IDR	2,101,184	230	10/1/07	USD	230	230	@—
IDR	1,717,890	188	10/1/07	USD	188	188	@—
KRW	2,063,256	2,254	10/1/07	USD	2,251	2,251	(3)
USD	324	324	10/1/07	INR	12,888	323	(1)
USD	643	643	10/1/07	SGD	960	646	3
USD	1,768	1,768	10/2/07	SGD	2,633	1,772	4
USD	529	529	10/1/07	TRY	642	532	3
USD	69	69	10/2/07	TRY	84	69	@—
ZAR	330,185	47,610	11/16/07	USD	44,839	44,839	(2,771)
		$66,688				$63,948	$(2,740)

@	—	Value is less than $500.
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	South Korea Won
SGD	—	Singapore Dollar
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Debt Instruments (94.7%)
Argentina (3.4%)
Sovereign (3.4%)
Republic of Argentina,
0.62%, 12/15/35	$	(d)(h)298	38
0.65%, 12/15/35	ARS	(h)16,231	503
8.28%, 12/31/33	$	(d)(c)814	734
Republic of Argentina (Linked Variable Rate),
233.70%, 4/10/49		(b)1,120	531
			1,806
Brazil (17.0%)
Corporate (2.0%)
Banco ABN Amro Real S.A.,
15.86%, 12/13/07	BRL	950	521
16.20%, 2/22/10		890	531
			1,052
Sovereign (15.0%)
Federative Republic of Brazil,
8.00%, 1/15/18		$1,192	1,333
8.88%, 4/15/24 - 10/14/19		1,235	1,554
10.50%, 7/14/14		620	786
11.00%, 8/17/40		(c)940	1,258
14.50%, 10/15/09		(c)870	1,034
Nota do Tesouro Nacional,
6.00%, 5/18/09	BRL	800	1,055
10.00%, 1/1/12		1,710	913
			7,933
			8,985
Bulgaria (1.1%)
Sovereign (1.1%)
Republic of Bulgaria,
8.25%, 1/15/15	$	(e)493	576
Chile (0.9%)
Corporate (0.9%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12		(e)230	242
Empresa Nacional de Petroleo (Registered),
6.75%, 11/15/12		250	263
			505
Colombia (2.7%)
Sovereign (2.7%)
Republic of Colombia,
7.38%, 9/18/37		400	441
8.25%, 12/22/14		340	384
11.75%, 2/25/20		415	610
			1,435
Ecuador (1.2%)
Sovereign (1.2%)
Republic of Ecuador (Registered),
9.38%, 12/15/15		190	186
10.00%, 8/15/30		(n)480	433

			619
Egypt (0.8%)
Sovereign (0.8%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	2,280	418
Indonesia (3.7%)
Corporate (3.7%)
Pindo Deli Finance Mauritius,
Tranche A, 6.00%, 4/28/15	$	(e)(h)292	248
Tranche B, 6.00%, 4/28/18		(e)(h)1,101	550
Tranche C, Zero Coupon, 4/28/25		(e)(h)2,227	256
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 6.00%, 4/28/15		(e)(h)454	386
Tranche B, 6.00%, 4/28/18		(e)(h)808	404
Tranche C, Zero Coupon, 4/28/27		(e)(h)998	115
			1,959
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast,
2.50%, 3/31/18		(b)580	200
Mexico (16.9%)
Corporate (5.3%)
Pemex Project Funding Master Trust,
6.63%, 6/15/35		650	673
6.99%, 6/15/10		(e)(h)580	591
6.99%, 6/15/10		(h)150	153
8.63%, 12/1/23		460	570
9.13%, 10/13/10		750	831
			2,818
Sovereign (11.6%)
Mexican Bonos,
8.00%, 12/17/15	MXN	11,050	1,016
9.50%, 12/18/14		27,380	2,732
United Mexican States,
6.75%, 9/27/34		$563	614
6.75%, 9/27/34		250	273
7.50%, 1/14/12		560	613
8.38%, 1/14/11		770	851
			6,099
			8,917
Panama (2.1%)
Sovereign (2.1%)
Republic of Panama,
7.13%, 1/29/26		200	217
7.25%, 3/15/15		230	247
9.38%, 4/1/29		290	390
9.63%, 2/8/11		249	280
			1,134
Peru (2.7%)
Sovereign (2.7%)
Republic of Peru,
8.38%, 5/3/16		480	565
8.75%, 11/21/33		(c)430	567
9.88%, 2/6/15		230	289
			1,421
Philippines (9.8%)
Sovereign (9.8%)
Republic of Philippines,
8.88%, 3/17/15		2,170	2,523

9.00%, 2/15/13		740	847
9.50%, 2/2/30		(c)1,379	1,803
			5,173
Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered),
9.75%, 6/15/30		200	296
Russia (13.1%)
Corporate (6.4%)
Gaz Capital for Gazprom,
6.21%, 11/22/16		(c)(e)1,117	1,110
8.63%, 4/28/34		(c)540	687
J.P. Morgan Chase & Co.
7.00%, 6/28/17	RUB	14,000	527
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
7.18%, 5/16/13	$	(c)(e)950	970
7.18%, 5/16/13		100	102
			3,396
Sovereign (6.7%)
Russian Federation,
7.50%, 3/31/30		(e)(n)65	73
Russian Federation (Registered),
7.50%, 3/31/30		(n)846	947
11.00%, 7/24/18		706	995
12.75%, 6/24/28		850	1,517
			3,532
			6,928
Trinidad (1.1%)
Corporate (1.1%)
National Gas of Trinidad & Tobago Ltd.,
6.05%, 1/15/36		(e)632	602
Turkey (7.9%)
Sovereign (7.9%)
Republic of Turkey,
6.75%, 4/3/18		1,138	1,130
7.00%, 9/26/16		(c)650	665
11.00%, 1/14/13		1,957	2,378
			4,173
Ukraine (1.0%)
Sovereign (1.0%)
Republic of Ukraine,
6.58%, 11/21/16		(c)520	526
Venezuela (8.3%)
Sovereign (8.3%)
Republic of Venezuela,
5.75%, 2/26/16		610	517
8.50%, 10/8/14		590	593
9.25%, 9/15/27		(c)2,401	2,491
10.75%, 9/19/13		690	764
			4,365
Total Debt Instruments (Cost $49,235)			50,038

	No. of
	Warrants
Warrants (0.6%)
Mexico (0.0%)
United Mexican States, expiring 10/11/07	(a)796	1
United Mexican States, expiring 11/7/07	(a)796	2
		3
Nigeria (0.4%)

Central Bank of Nigeria, expiring 11/15/20	(a)(d)(h)750	192
Venezuela (0.2%)
Republic of Venezuela, Oil-Linked Payment Obligation, expiring 4/15/20	(d)(h)2,700	101
Total Warrants (Cost $48)		296

		Face
		Amount
		(000)
Short-Term Investments (22.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (18.5%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$	(h)397	397
Alliance & Leicester plc,
5.83%, 10/9/07		(h)284	284
Bancaja,
5.36%, 10/19/07		142	142
Bank of New York Co., Inc.,
5.82%, 10/10/07		(h)142	142
BASF AG,
5.36%, 10/22/07		(h)142	142
BNP Paribas plc,
5.50%, 11/19/07		(h)284	284
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07		567	567
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07		(h)284	284
CC USA, Inc.,
4.68%, 10/1/07		(h)142	142
CIT Group Holdings,
5.38%, 10/18/07		(h)511	511
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07		1,124	1,124
Credit Suisse First Boston, New York,
4.82%, 10/1/07		(h)284	284
First Tennessee Bank,
5.76%, 10/17/07		(h)142	142
5.77%, 10/17/07		(h)567	567
Goldman Sachs Group, Inc.,
5.37%, 10/1/07		267	267
5.82%, 10/15/07		(h)142	142
HSBC Finance Corp.,
5.81%, 10/9/07		(h)142	142
IBM Corp.,
5.79%, 10/9/07		568	568
Macquarie Bank Ltd.,
5.17%, 10/22/07		(h)283	283
Marshall & IIsley Bank,
5.37%, 12/17/07		285	285
Metropolitan Life Global Funding,
5.13%, 10/22/07		(h)425	425
National Bank of Canada,
5.66%, 10/2/07		(h)567	567
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07		(h)567	567
Nationwide Building Society,
5.28%, 12/28/07		329	329
Societe Generale, New York,
5.11%, 10/31/07		(h)681	681
Unicredito Delaware, Inc.,
5.77%, 10/15/07		(h)312	312

Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)199	199
9,779

	Shares
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(o)1,972,690	1,973
Total Short-Term Investments (Cost $11,752)		11,752
Total Investments + (117.5%) (Cost $61,035) —
Including $9,545 of Securities Loaned		62,086
Liabilities in Excess of Other Assets (-17.5%)		(9,239)
Net Assets (100%)		$52,847

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)

All or a portion of security on loan at September 30, 2007. At September 30, 2007 the Portfolio had loaned securities with a total value of $9,545,000. This was secured by collateral of $9,779,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

(d)	Security was valued at fair value. At September 30, 2007, the Portfolio held fair valued securities valued at $1,065,000, representing 2.0% of net assets.
(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(n)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is ultimate maturity date.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $47,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $21,997,000 and $20,024,000 respectively.

ARS	Argentinian Peso
BRL	Brazilian Real
EGP	Egypt Pound
MXN	Mexican Peso
RUB	Russian Ruble
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $61,035,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,051,000 of which $2,667,000 related to appreciated securities and $1,616,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Focus Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.6%)
Advertising Agencies (1.3%)
Monster Worldwide, Inc.	(a)6,027	$205
Air Transport (2.1%)
Expeditors International Washington, Inc.	6,824	323
Casinos & Gambling (4.9%)
Wynn Resorts Ltd.	4,773	752
Chemicals (6.9%)
Monsanto Co.	12,375	1,061
Communications Technology (11.5%)
America Movil S.A.B. de C.V., Class L ADR	10,980	702
Cisco Systems, Inc.	(a)11,776	390
Research In Motion Ltd.	(a)6,725	663
		1,755
Computer Services Software & Systems (6.1%)
Google, Inc., Class A	(a)1,629	924
Computer Technology (3.6%)
Apple, Inc.	(a)3,533	542
Diversified Financial Services (2.7%)
CME Group, Inc.	700	411
Energy — Miscellaneous (5.5%)
Ultra Petroleum Corp.	(a)13,526	839
Financial — Miscellaneous (8.8%)
American Express Co.	9,806	582
Berkshire Hathaway, Inc., Class B	(a)101	399
Moody’s Corp.	7,076	357
		1,338
Hotel/Motel (2.1%)
Accor S.A.	3,680	327
Insurance: Multi-Line (1.6%)
Loews Corp.	4,900	237
Radio & TV Broadcasters (3.3%)
Grupo Televisa S.A. ADR	20,914	506
Real Estate (5.6%)
Brookfield Asset Management, Inc., Class A	22,154	853
Restaurants (3.3%)
Starbucks Corp.	(a)19,395	508
Retail (14.7%)
Abercrombie & Fitch Co.	4,584	370
Amazon.com, Inc.	(a)10,221	952
Costco Wholesale Corp.	6,906	424
Sears Holdings Corp.	(a)3,961	504
		2,250
Services: Commercial (7.7%)
Corporate Executive Board Co.	4,379	325
eBay, Inc.	(a)21,834	852
		1,177
Shipping (2.6%)
C.H. Robinson Worldwide, Inc.	7,433	404

Steel (2.2%)
Nucor Corp.	5,632	335
Wholesalers (0.1%)
Li & Fung Ltd.	8,000	34
Total Common Stocks (Cost $11,779)		14,781
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $217)	(o)217,324	217
Total Investments + (98.0%) (Cost $11,996)		14,998
Other Assets in Excess of Liabilities (2.0%)		289
Net Assets (100%)		$15,287

(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $6,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $1,673,000 and $1,456,000, respectively.

ADR	American Depositary Receipts
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $11,996,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,002,000 of which $3,650,000 related to appreciated securities and $648,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.0%)
Finland (3.8%)
Kone Oyj, Class B	60,971	$4,447
France (5.3%)
Pernod-Ricard S.A.	14,523	3,169
Sanofi-Aventis	36,265	3,071
		6,240
Ireland (2.5%)
C&C Group plc	360,055	2,978
Japan (2.5%)
Kao Corp.	98,000	2,926
Netherlands (8.0%)
Reed Elsevier N.V.	247,427	4,700
Wolters Kluwer N.V.	156,301	4,640
		9,340
Spain (2.4%)
Altadis S.A.	39,079	2,749
Sweden (4.0%)
Swedish Match AB	222,361	4,624
Switzerland (5.0%)
Nestle S.A. (Registered)	7,290	3,275
Novartis AG (Registered)	47,094	2,599
		5,874
United Kingdom (36.1%)
British American Tobacco plc	284,261	10,190
Cadbury Schweppes plc	442,237	5,130
Diageo plc	138,221	3,037
Experian Group Ltd.	105,578	1,117
GlaxoSmithKline plc	125,668	3,335
Imperial Tobacco Group plc	137,305	6,296
Reckitt Benckiser plc	96,603	5,676
Unilever plc	119,493	3,777
WPP Group plc	273,157	3,700
		42,258
United States (28.4%)
Altria Group, Inc.	75,900	5,277
Brown-Forman Corp., Class B	37,261	2,791
Career Education Corp.	(a) 83,927	2,349
Fortune Brands, Inc.	43,740	3,564
Harley-Davidson, Inc.	48,622	2,247
Kellogg Co.	59,378	3,325
Kimberly-Clark Corp.	37,786	2,655
New York Times Co. (The), Class A	89,300	1,765
Pfizer, Inc.	172,058	4,204
Scotts Miracle-Gro Co. (The), Class A	62,572	2,675
Weight Watchers International, Inc.	42,188	2,428
		33,280
Total Common Stocks (Cost $87,741)		114,716
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity
Government Portfolio

— Institutional Class (Cost $2,125)	(o) 2,125,429	2,125
Total Investments + (99.8%) (Cost $89,866) —		116,841
Other Assets in Excess of Liabilities(0.2%)		257
Net Assets (100%)		$117,098

(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $67,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $24,290,000 and $22,165,000, respectively.

+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $89,866,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $26,975,000 of which $30,269,000 related to appreciated securities and $3,294,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	10,735	$21,954	10/24/07	USD	22,007	$22,007	$53
USD	4,516	4,516	10/24/07	GBP	2,225	4,550	34
USD	107	107	10/1/07	GBP	53	108	1
USD	40	40	10/2/07	GBP	20	40	@—
		$26,617				$26,705	$88

@	—	Value is less than $500.
GBP	—	British Pound
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.4%)
Australia (10.1%)
Centro Properties Group	394,618	$2,581
CFS Retail Property Trust	1,405,297	2,980
DB RREEF Trust	1,772,900	3,162
Goodman Group	878,398	5,386
GPT Group	1,217,571	5,510
Macquarie CountryWide Trust	678,500	1,198
Mirvac Group	438,244	2,119
Stockland Trust Group	1,015,600	8,111
Westfield Group	1,331,565	25,640
		56,687
Austria (0.5%)
Conwert Immobilien Invest AG	(a)60,658	1,121
Immofinanz Immobilien Anlagen AG	(a)125,854	1,570
		2,691
Canada (0.0%)
RioCan Real Estate Investment Trust REIT	6,800	170
Finland (0.4%)
Sponda Oyj	144,686	2,012
France (3.3%)
Fonciere Des Regions REIT	4,909	719
Gecina S.A. REIT	8,537	1,449
Klepierre REIT	43,217	2,479
Silic REIT	9,815	1,650
Unibail-Rodamco REIT	48,347	12,443
		18,740
Germany (0.4%)
Alstria Office AG	(a)86,492	1,603
IVG Immobilien AG	26,045	971
		2,574
Hong Kong (14.7%)
Agile Property Holdings Ltd.	113,000	237
China Aoyuan Property Group Ltd.	(a)139,000	94
China Overseas Land & Investment Ltd.	2,341,000	5,342
China Resources Land Ltd.	1,022,000	2,130
Guangzhou R&F Properties Co., Ltd.	869,200	4,104
Hang Lung Properties Ltd.	343,000	1,535
Henderson Land Development Co., Ltd.	809,000	6,416
Hongkong & Shanghai Hotels (The)	502,000	890
Hongkong Land Holdings Ltd.	2,279,000	10,301
Hopson Development Holdings Ltd.	207,000	690
Hysan Development Co., Ltd.	1,335,823	3,703
Kerry Properties Ltd.	940,000	7,219
KWG Property Holdings	(a)644,000	1,181
New World China Land Ltd.	2,083,200	1,996
New World Development Ltd.	1,623,629	4,490
Shimao Property Holdings Ltd.	1,204,000	3,663
Sino Land Co.	828,000	2,060
Sino-Ocean Land Holdings Ltd.	(a)249,000	352

Sun Hung Kai Properties Ltd.	1,407,000	23,710
Swire Pacific Ltd., Class A	226,000	2,740
		82,853
Italy (0.7%)
Aedes S.p.A.	51,194	345
Beni Stabili S.p.A.	1,613,645	2,023
Risanamento S.p.A.	(a)224,419	1,694
		4,062
Japan (14.5%)
Aeon Mall Co., Ltd.	13,300	406
BLife Investment Corp. REIT	42	182
Daibiru Corp.	43,400	546
Goldcrest Co., Ltd.	29,850	1,372
Japan Hotel and Resort, Inc. REIT	77	339
Japan Real Estate Investment Corp. REIT	147	1,766
KK DaVinci Advisors	(a)1,968	1,479
Mitsubishi Estate Co., Ltd.	834,000	23,888
Mitsui Fudosan Co., Ltd.	712,000	19,774
Mori Trust Sogo, Inc. REIT	19	227
Nippon Building Fund, Inc. REIT	333	4,841
Nomura Real Estate Office Fund, Inc. REIT	118	1,233
NTT Urban Development Corp.	1,908	3,953
Sumitomo Realty & Development Co., Ltd.	489,000	17,199
TOC Co., Ltd.	24,500	226
Tokyo Tatemono Co., Ltd.	144,000	1,837
Tokyu Land Corp.	249,000	2,499
		81,767
Netherlands (1.1%)
Corio N.V.	19,134	1,634
Eurocommercial Properties N.V.	38,458	2,139
ProLogis European Properties	127,193	2,149
Vastned Retail N.V. REIT	3,607	291
Wereldhave N.V.	1,861	224
		6,437
Singapore (3.9%)
CapitaCommercial Trust REIT	703,000	1,344
CapitaLand Ltd.	910,000	4,993
CapitaMall Trust REIT	355,000	932
CapitaRetail China Trust REIT	(a)422,100	796
Macquarie MEAG Prime REIT	3,293,000	2,704
Mandarin Oriental International Ltd.	458,000	1,030
Suntec REIT	919,500	1,207
United Industrial Corp., Ltd.	3,589,000	7,393
Wheelock Properties S Ltd.	874,000	1,606
		22,005
Sweden (0.7%)
Castellum AB	77,637	967
Hufvudstaden AB, Class A	275,496	2,971
		3,938
Switzerland (0.2%)
PSP Swiss Property AG	(a)20,814	1,105
United Kingdom (9.8%)
Big Yellow Group plc REIT	46,326	474
British Land Co. plc REIT	429,363	10,296
Brixton plc REIT	409,009	3,031
Capital & Regional plc	144,268	2,172
Derwent London plc REIT	110,724	3,797
Grainger plc	99,151	908

Great Portland Estates plc REIT	209,389	2,560
Hammerson plc REIT	237,984	5,707
Land Securities Group plc REIT	309,739	10,659
Liberty International plc REIT	167,189	3,903
Mapeley Ltd.	5,969	258
Minerva plc	(a)372,125	1,722
Quintain Estates & Development plc	128,435	1,944
Segro plc REIT	367,981	3,761
Shaftesbury plc REIT	212,827	2,158
Unite Group plc	242,025	1,789
		55,139
United States (37.1%)
Acadia Realty Trust REIT	60,647	1,645
AMB Property Corp. REIT	76,753	4,591
American Campus Communities, Inc. REIT	10,847	318
Apartment Investment & Management Co., Class A REIT	9,384	423
Archstone-Smith Trust REIT	43,812	2,635
Assisted Living Concepts, Inc.	(a)171,840	1,571
AvalonBay Communities, Inc. REIT	62,556	7,385
Boston Properties, Inc. REIT	123,278	12,809
Brandywine Realty Trust REIT	123,337	3,122
BRE Properties, Inc. REIT	53,785	3,008
Brookfield Homes Corp.	3,379	63
Brookfield Properties Corp.	473,403	11,788
Camden Property Trust REIT	30,408	1,954
Cedar Shopping Centers, Inc. REIT	23,726	323
Cogdell Spencer, Inc. REIT	4,720	87
DCT Industrial Trust, Inc. REIT	36,745	385
DiamondRock Hospitality Co. REIT	119,350	2,078
Douglas Emmett, Inc. REIT	67,435	1,668
Duke Realty Corp. REIT	12,930	437
Eastgroup Properties, Inc. REIT	35,795	1,620
Equity Lifestyle Properties, Inc. REIT	(a)23,755	1,230
Equity One, Inc. REIT	7,465	203
Equity Residential REIT	358,641	15,192
Essex Property Trust, Inc. REIT	28,849	3,392
Federal Realty Investment Trust REIT	64,493	5,714
Forest City Enterprises, Inc., Class A	80,991	4,467
General Growth Properties, Inc. REIT	84,993	4,557
GMH Communities Trust REIT	3,470	27
HCP, Inc. REIT	6,022	200
Healthcare Realty Trust, Inc. REIT	187,805	5,007
Hersha Hospitality Trust REIT	59,511	589
Host Hotels & Resorts, Inc. REIT	604,191	13,558
Kilroy Realty Corp. REIT	52,910	3,208
LaSalle Hotel Properties REIT	15,330	645
Liberty Property Trust REIT	114,505	4,604
Macerich Co. (The) REIT	79,650	6,976
Mack-Cali Realty Corp. REIT	185,674	7,631
Maguire Properties, Inc. REIT	41,580	1,074
Mid-America Apartment Communities, Inc. REIT	33,095	1,650
Morgans Hotel Group Co.	(a)92,719	2,017
Parkway Properties, Inc. REIT	1,162	51
Plum Creek Timber Co., Inc. REIT	13,370	598
Post Properties, Inc. REIT	90,349	3,496
ProLogis REIT	40,081	2,659
PS Business Parks, Inc. REIT	8,115	461
Public Storage, Inc. REIT	79,185	6,228

Ramco-Gershenson Properties Trust REIT	22,255	695
Regency Centers Corp. REIT	88,860	6,820
Senior Housing Properties Trust REIT	44,806	988
Simon Property Group, Inc. REIT	198,930	19,893
SL Green Realty Corp. REIT	40,332	4,710
Sovran Self Storage, Inc. REIT	41,957	1,923
Starwood Hotels & Resorts Worldwide, Inc.	147,706	8,973
Strategic Hotels & Resorts, Inc. REIT	101,550	2,091
Sunstone Hotel Investors, Inc. REIT	20	1
Taubman Centers, Inc. REIT	17,675	968
UDR, Inc. REIT	31,120	757
Universal Health Realty Income Trust REIT	4,887	174
Vornado Realty Trust REIT	73,905	8,082
		209,419
Total Common Stocks (Cost $532,111)		549,599
Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $17,231)	(o)17,231,305	17,231
Total Investments + (100.5%) (Cost $549,342)		566,830
Liabilities in Excess of Other Assets (-0.5%)		(2,681)
Net Assets (100%)		$564,149

(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $7,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $370,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $243,101,000 and $225,870,000, respectively.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $549,342,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $17,488,000 of which $39,417,000 related to appreciated securities and $21,929,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

								Net
Currency					In			Unrealized
to					Exchange			Appreciation
Deliver			Value	Settlement	For		Value	(Depreciation)
(000)			(000)	Date	(000)		(000)	(000)
JPY		4,864	$42	10/1/07	USD	42	$42	$ @—
JPY		1,016	9	10/2/07	USD	9	9	@—
SGD		165	111	10/1/07	USD	110	110	(1)
SGD		353	238	10/2/07	USD	237	237	(1)
USD		83	83	10/2/07	AUD	95	84	1
USD		1,105	1,105	10/1/07	EUR	777	1,109	4
USD		1,190	1,190	10/2/07	HKD	9,231	1,188	(2)
USD		3	3	10/1/07	JPY	293	3	@—
			$2,781				$2,782	$1

@		Value is less than $500.
AUD	—	Australian Dollar
EUR	—	Euro
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Value Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.9%)
Australia (2.0%)
Boral Ltd.	70,377	$449
Foster’s Group Ltd.	93,022	539
Goodman Fielder Ltd.	(c)392,813	899
		1,887
France (6.7%)
BNP Paribas S.A.	22,252	2,435
Lafarge S.A.	(c)8,897	1,378
Sanofi-Aventis S.A.	(c)12,090	1,024
Total S.A.	(c)18,624	1,514
		6,351
Germany (3.1%)
Bayerische Motoren Werke AG	16,218	1,046
DaimlerChrysler AG	18,245	1,838
		2,884
Ireland (2.1%)
Bank of Ireland	41,395	767
Kerry Group plc, Class A	41,661	1,236
		2,003
Italy (1.1%)
ENI S.p.A.	28,753	1,066
Japan (10.2%)
Astellas Pharma, Inc.	15,400	739
Canon, Inc.	21,200	1,157
Kao Corp.	45,000	1,344
Keihin Corp.	63,800	1,214
Kuraray Co., Ltd.	37,000	469
Mitsui Sumitomo Insurance Co., Ltd.	62,000	728
Nissan Motor Co., Ltd.	96,100	963
Sankyo Co.	(c)24,900	1,008
Sumitomo Electric Industries Ltd.	(c)66,500	1,059
Takeda Pharmaceutical Co., Ltd.	13,100	921
		9,602
Netherlands (4.2%)
Aegon N.V.	64,329	1,232
Koninklijke Philips Electronics N.V.	11,011	497
Unilever N.V. CVA	47,877	1,478
Wolters Kluwer N.V.	24,468	726
		3,933
Norway (1.5%)
Statoil ASA	42,231	1,439
Singapore (0.8%)
ComfortDelgro Corp., Ltd.	579,000	756
South Korea (0.9%)
SK Telecom Co., Ltd. ADR	(c)27,630	821
Spain (3.5%)
Banco Bilbao Vizcaya Argentaria S.A.	59,655	1,399

Telefonica S.A.	68,784	1,925
		3,324
Sweden (1.0%)
Telefonaktiebolaget LM Ericsson, Class B	247,650	992
Switzerland (2.2%)
Novartis AG (Registered)	6,522	360
Syngenta AG (Registered)	4,598	991
UBS AG (Registered)	12,993	699
		2,050
Taiwan (0.7%)
Chunghwa Telecom Co., Ltd. ADR	(c)33,207	614
United Kingdom (20.0%)
Barclays plc	109,953	1,340
Cadbury Schweppes plc	190,832	2,214
GlaxoSmithKline plc	77,299	2,051
Imperial Tobacco Group plc	44,848	2,056
Old Mutual plc	321,765	1,055
Reed Elsevier plc	90,068	1,139
Rolls-Royce Group plc	(a)133,465	1,427
Royal Bank of Scotland Group plc	140,679	1,511
Royal Dutch Shell plc ADR	25,576	2,102
Vodafone Group plc	302,809	1,093
WM Morrison Supermarkets plc	278,577	1,609
WPP Group plc	95,589	1,295
		18,892
United States (38.9%)
Alcoa, Inc.	19,342	757
Altria Group, Inc.	44,252	3,077
American Electric Power Co., Inc.	10,900	502
American International Group, Inc.	17,143	1,160
Arrow Electronics, Inc.	(a)26,048	1,108
AT&T, Inc.	14,616	618
Bank of New York/Mellon Corp. (The)	30,213	1,334
Chevron Corp.	(c)20,755	1,942
Citigroup, Inc.	32,925	1,537
Covidien Ltd.	(a)22,506	934
Dominion Resources, Inc.	(c)10,840	914
EMC Corp.	(a)(c)63,514	1,321
Freddie Mac	29,318	1,730
Hewlett-Packard Co.	21,960	1,093
Illinois Tool Works, Inc.	17,336	1,034
Ingersoll Rand Co., Ltd., Class A	19,960	1,087
International Business Machines Corp.	20,662	2,434
Marsh & McClennan Cos., Inc.	44,570	1,136
Merrill Lynch & Co., Inc.	21,000	1,497
Peabody Energy Corp.	22,034	1,055
Pentair, Inc.	19,964	662
Pfizer, Inc.	49,451	1,208
Schering-Plough Corp.	(c)34,510	1,091
Travelers Cos., Inc. (The)	8,336	420
Tyco International Ltd.	14,643	649
UnitedHealth Group, Inc.	36,715	1,778
Verizon Communications, Inc.	21,317	944
Viacom, Inc., Class B	(a)(c)9,761	380
Weyerhauser Co.	6,370	461

Wyeth	34,200	1,524
XL Capital Ltd., Class A	17,011	1,347
		36,734
Total Common Stocks (Cost $69,559)		93,348

	Face
	Amount
	(000)
Short-Term Investments (5.8%)
Short-Term Debt Securties held as Collateral on Loaned Securities (5.0%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$ (h)190	190
Alliance & Leicester plc,
5.83%, 10/9/07	(h)136	136
Bancaja,
5.36%, 10/19/07	68	68
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)68	68
BASF AG,
5.36%, 10/22/07	(h)68	68
BNP Paribas plc,
5.50%, 11/19/07	(h)136	136
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	271	271
Canadian Imperial Bank of Commerece, New York,
4.92%, 10/1/07	(h)136	136
CC USA, Inc.,
4.68%, 10/1/07	(h)68	68
CIT Group Holdings.,
5.38%, 10/18/07	(h)244	244
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	538	538
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)136	136
First Tennessee Bank,
5.76%, 10/17/07	(h)68	68
5.77%, 10/17/07	(h)271	271
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	128	128
5.82%, 10/15/07	(h)68	68
HSBC Finance Corp.,
5.81%, 10/9/07	(h)68	68
IBM Corp.,
5.79%, 10/9/07	271	271
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)136	136
Marshall & Ilsley Bank,
5.37%, 12/17/07	136	136
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)204	204
National Bank of Canada,
5.66%, 10/2/07	(h)271	271
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)272	272
Nationwide Building Society,
5.28%, 12/28/07	157	157

Societe Generale, New York,
5.11%, 10/31/07	(h)326	326
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)149	149
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)95	95
		4,679
	Shares

Investment Company (0.8%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(o)803,365	803
Total Short Term Investments (Cost $5,482)		5,482
Total Investments + (104.7%) (Cost $75,041) —
Including $4,482 of Securities Loaned		98,830
Liabilities in Excess of Other Assets (-4.7%)		(4,397)
Net Assets (100%)		$94,433

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2007. At September 30, 2007, the Portfolio had loaned securities with a total value of $4,482,000. This was secured by collateral of $4,679,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $18,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $9,391,000 and $8,588,000, respectively.

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $75,041,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $23,789,000 of which $24,170,000 related to appreciated securities and $381,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency				In			Net Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	96	$136	10/1/07	USD	135	$135	$(1)
GBP	43	88	10/1/07	USD	87	87	(1)
GBP	2,025	4,136	12/14/07	USD	4,109	4,109	(27)
		$4,360				$4,331	$(29)

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.8%)
Australia (1.6%)
Foster’s Group Ltd.	(c)8,558,983	$49,594
Orica Ltd.	696,487	18,603
Santos Ltd.	(c)3,145,879	42,012
		110,209
Austria (1.0%)
Telekom Austria AG	2,633,429	68,907
Belgium (2.0%)
Fortis	2,066,889	60,862
KBC Groep N.V.	(c)546,966	75,249
		136,111
Canada (0.6%)
EnCana Corp.	693,270	42,866
France (5.9%)
BNP Paribas S.A.	457,319	50,043
France Telecom S.A.	(c)1,527,831	51,176
Lafarge S.A.	354,220	54,879
Legrand S.A.	2,460,602	82,700
Total S.A.	(c)1,946,833	158,292
		397,090
Germany (8.2%)
Adidas AG	101,871	6,682
Bayer AG	(c)1,904,763	151,613
Bayerische Motoren Werke AG	(c)1,375,367	88,705
DaimlerChrysler AG	757,142	76,266
Porsche AG (Non-Voting Shares)	38,179	81,103
RWE AG	(c)1,161,389	146,066
		550,435
Greece (1.0%)
OPAP S.A.	1,799,570	69,798
Ireland (1.1%)
CRH plc	1,850,139	73,474
Italy (2.3%)
ENI S.p.A.	(c)3,281,152	121,601
UniCredito Italiano S.p.A.	4,020,177	34,395
		155,996
Japan (24.3%)
Asatsu-DK, Inc.	(c)774,885	24,960
Astellas Pharma, Inc.	(c)1,793,500	86,033
Canon, Inc.	2,064,600	112,698
Central Japan Railway Co.	3,637	38,629
Dai Nippon Printing Co., Ltd.	(c)2,380,000	34,022
Hoya Corp.	(c)1,397,000	47,676
JSR Corp.	(c)2,604,000	63,816
Kansai Electric Power Co., Inc. (The)	773,400	17,674
Kao Corp.	4,582,000	136,824
Keyence Corp.	(c)476,000	105,672
Kyocera Corp.	385,100	36,108
Mitsubishi Electric Corp.	5,418,000	67,923
Mitsui Sumitomo Insurance Co., Ltd.	10,678,000	125,405
Nitto Denko Corp.	(c)1,745,500	81,147

NTT DoCoMo, Inc.	(c)42,204	60,257
Omron Corp.	(c)1,534,200	40,604
Oriental Land Co., Ltd.	(c)1,305,200	75,677
Osaka Gas Co., Ltd.	9,383,000	32,920
Rohm Co., Ltd.	(c)210,800	18,627
Sega Sammy Holdings, Inc.	(c)1,563,600	20,827
Shinsei Bank Ltd.	11,046,000	34,812
Sumitomo Mitsui Financial Group, Inc.	(c)18,655	145,355
T&D Holdings, Inc.	(c)2,092,800	128,813
Taiyo Nippon Sanso Corp.	(c)5,498,000	49,397
Takefuji Corp.	(c)286,610	5,689
Teijin Ltd.	(c)10,354,000	50,569
		1,642,134
Luxembourg (1.3%)
Arcelor Mittal	(c)1,129,989	89,186
Netherlands (5.3%)
Akzo Nobel N.V.	989,618	81,564
CSM N.V.	1,444,669	48,452
ING Groep N.V. CVA	2,003,258	88,924
Unilever N.V. CVA	4,535,419	140,017
		358,957
Norway (0.4%)
Statoil ASA	(c)749,915	25,559
Spain (1.3%)
Telefonica S.A.	3,068,144	85,882
Sweden (2.3%)
Telefonaktiebolaget LM Ericsson, Class B	38,398,168	153,733
Switzerland (9.1%)
Holcim Ltd. (Registered)	1,984,074	219,156
Nestle S.A. (Registered)	506,100	227,348
Novartis AG (Registered)	2,025,275	111,766
Roche Holding AG (Genusschein)	297,137	53,877
		612,147
United Kingdom (30.1%)
AstraZeneca plc	1,000,185	50,116
BHP Billiton plc	2,130,403	76,279
BP plc	8,774,771	101,884
British American Tobacco plc	6,800,068	243,756
Cadbury Schweppes plc	19,743,737	229,043
Drax Group plc	5,465,783	68,216
GlaxoSmithKline plc	1,929,311	51,197
Hays plc	39,462,566	107,385
Imperial Tobacco Group plc	4,817,507	220,887
Intercontinental Hotels Group plc	3,458,342	68,670
Johnston Press plc	2,081,981	13,834
Ladbrokes plc	11,385,745	100,577
Lonmin plc	77,212	5,765
National Grid plc	4,979,932	79,881
Reckitt Benckiser plc	2,497,438	146,752
Reed Elsevier plc	8,002,086	101,181
Royal Bank of Scotland Group plc	3,074,559	33,025
Royal Dutch Shell plc, Class A	(c)2,419,595	99,918
Scottish & Southern Energy plc	1,802,243	55,716
Smiths Group plc	3,887,676	85,030
Vodafone Group plc	25,824,639	93,258
		2,032,370
Total Common Stocks (Cost $5,042,627)		6,604,854

	No. of
	Rights
Rights (0.1%)
Belgium (0.1%)
Fortis, expiring 10/9/07 (Cost $@—)	(a)1,041,616	5,540
	Face
	Amount
	(000)
Short-Term Investments (12.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (11.4%)
AIG Match Funding Corp.,
5.73%, 10/17/07	(h)31,248	31,248
Alliance & Leicester plc,
5.83%, 10/9/07	(h)22,319	22,319
Bancaja,
5.36%, 10/19/07	11,160	11,160
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)11,160	11,160
BASF AG,
5.36%, 10/22/07	(h)11,159	11,159
BNP Paribas plc,
5.50%, 11/19/07	(h)22,319	22,319
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	44,639	44,639
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07	(h)22,319	22,319
CC USA, Inc.,
4.68%, 10/1/07	(h)11,150	11,150
CIT Group Holdings,
5.38%, 10/18/07	(h)40,175	40,175
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	88,458	88,458
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)22,319	22,319
First Tennessee Bank,
5.76%, 10/17/07	(h)11,160	11,160
5.77%, 10/17/07	(h)44,636	44,636
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	20,980	20,980
5.82%, 10/15/07	(h)11,160	11,160
HSBC Finance Corp.,
5.81%, 10/9/07	(h)11,160	11,160
IBM Corp.,
5.79%, 10/9/07	44,642	44,642
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)22,319	22,319
Marshall & Ilsley Bank,
5.37%, 12/17/07	22,382	22,382
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)33,479	33,479
National Bank of Canada,
5.66%, 10/2/07	(h)44,633	44,633
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)44,639	44,639
Nationwide Building Society,
5.28%, 12/28/07	25,891	25,891
Societe Generale, New York,
5.11%, 10/31/07	(h)53,563	53,563
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)24,552	24,552
Unicredito Italiano Bank (Ireland) plc,

5.84%, 10/9/07	(h)15,624	15,624
		769,245
	Shares
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(o)85,534,262	85,534
Total Short-Term Investments (Cost $854,779)		854,779
Total Investments + (110.5%) (Cost $5,897,406) —
Including $734,589 of Securities Loaned		7,465,173
Liabilities in Excess of Other Assets (-10.5%)		(711,714)
Net Assets (100%)		$6,753,459

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2007. At September 30, 2007, the Portfolio had loaned securities with a total value of $734,589,000. This was secured by collateral of $769,245,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $65,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $3,258,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $1,228,836,000 and $1,143,302,000, respectively.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
@	Value is less than $500.
CVA	Certificaten Van Aandelen
+

At September 30,2007, the U.S. Federal income tax cost basis of investments was approximately $5,897,406,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,567,767,000 of which $1,767,777,000 related to appreciated securities and $200,010,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	1,800	$2,567	10/1/07	USD	2,548	$2,548	$(19)
GBP	2,250	4,603	10/1/07	USD	4,553	4,553	(50)
JPY	13,500	118	10/1/07	USD	117	117	(1)
JPY	338,378	2,946	10/1/07	USD	2,926	2,926	(20)
JPY	779,402	6,785	10/1/07	USD	6,772	6,772	(13)
JPY	682,297	5,940	10/2/07	USD	5,916	5,916	(24)
USD	7,853	7,853	10/1/07	GBP	3,881	7,941	88
USD	717	717	10/2/07	GBP	353	722	5
		$31,529				$31,495	$(34)

EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Morgan Stanley Institutional Funds, Inc.

International Growth Equity Active Extension Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Long Positions (126.8%)
Common Stocks (126.8%)
Australia (3.5%)
BHP Billiton Ltd.	9,311	$368
Austria (4.3%)
Andritz AG	3,153	218
Erste Bank der Oesterreichischen Sparkassen AG	3,152	240
		458
Canada (2.0%)
EnCana Corp.	3,500	216
Egypt (1.8%)
Orascom Construction Industries GDR	1,136	193
Finland (5.4%)
Fortum Oyj	5,617	206
Kone Oyj, Class B	3,069	224
Neste Oil Oyj	3,794	139
		569
France (13.2%)
AXA S.A.	5,570	249
BNP Paribas	1,618	177
Cie Generale d’Optique Essilor International S.A.	3,423	215
LVMH Moet Hennessy Louis Vuitton S.A.	1,184	142
Schneider Electric S.A.	1,331	168
Total S.A.	3,677	299
Vallourec	517	149
		1,399
Germany (10.3%)
Celesio AG	2,672	169
Continental AG	2,001	277
E.ON AG	1,650	305
SAP AG	2,704	158
SGL Carbon AG	(a)3,301	189
		1,098
Greece (4.7%)
Coca-Cola Hellenic Bottling Co. S.A.	4,185	242
National Bank of Greece S.A.	4,055	259
		501
Hong Kong (10.4%)
Bank of East Asia Ltd.	30,400	171
China Resources Power Holdings Co.	74,000	230
CNOOC Ltd.	145,000	244
Esprit Holdings Ltd.	16,400	261
Parkson Retail Group Ltd.	22,500	203
		1,109
India (2.1%)
ICICI Bank Ltd. ADR	4,200	221
Ireland (4.3%)
Allied Irish Banks plc	6,903	167
Anglo Irish Bank Corp. plc	7,876	149

CRH plc	3,539	141
		457
Italy (1.3%)
Lottomatica S.p.A.	3,922	142
Japan (15.4%)
Canon, Inc.	3,300	180
Daiwa Securities Group, Inc.	12,000	114
Kobe Steel Ltd.	37,000	138
Kubota Corp.	15,000	123
Sharp Corp.	8,000	145
Shin-Etsu Chemical Co., Ltd.	2,000	138
Sony Corp.	3,000	146
Sumitomo Realty & Development Co., Ltd.	6,000	211
Terumo Corp.	3,300	167
Toray Industries, Inc.	18,000	143
Toyota Motor Corp.	2,300	136
		1,641
Mexico (3.3%)
America Movil S.A.B. de C.V., Class L ADR	2,800	179
Wal-Mart de Mexico S.A.B. de C.V. ADR	4,700	172
		351
Netherlands (3.7%)
ING Groep N.V. CVA	5,972	265
Reed Elsevier N.V.	6,599	125
		390
Norway (3.5%)
Telenor ASA	(a)11,155	223
TGS Nopec Geophysical Co. ASA	(a)7,122	146
		369
Portugal (1.6%)
Banco Espirito Santo S.A. (Registered)	7,466	169
Singapore (5.2%)
DBS Group Holdings Ltd.	13,000	189
Keppel Corp Ltd.	38,000	368
		557
Spain (1.4%)
Banco Popular Espanol S.A.	8,913	153
Sweden (3.0%)
Getinge AB, Class B	7,457	180
Telefonaktiebolaget LM Ericsson, Class B	33,729	135
		315
Switzerland (10.7%)
ABB Ltd. (Registered)	11,637	307
EFG International (Registered)	4,380	206
Nestle S.A. (Registered)	472	212
Novartis AG (Registered)	2,212	122
Roche Holding AG	767	139
SGS S.A. (Registered)	129	147
		1,133
Taiwan (1.6%)
Delta Electronics, Inc.	44,000	171
United Kingdom (10.9%)
Barclays plc	12,525	153
Capita Group plc	11,145	165
Prudential plc	10,851	167
Reckitt Benckiser plc	3,333	196

Royal Bank of Scotland Group plc	12,960	139
SABMiller plc	6,022	171
Tesco plc	18,885	170
		1,161
United States (3.2%)
Millicom International Cellular S.A.	(a)2,000	168
Teva Pharmaceutical Industries Ltd. ADR	3,800	169
		337
Total Common Stocks (Cost $12,788)		13,478
	No. of
	Warrants
Warrants (1.2%)
India (1.2%)
Bharti Airtel Ltd., expiring 3/31/11 (Cost $118)	(a)5,600	124
	Shares
Short-Term Investment (1.4%)
Investment Company (1.4%)
United States (1.4%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $148)	(o)148,089	148
Total Investments + (129.4%) (Cost $13,054)		13,750
Liabilities in Excess of Other Assets (-29.4%)		(3,120)
Net Assets (100%)		$10,630
		Value
	Shares	(000)
Short Positions (29.4%)*
Common Stocks (23.4%)
Australia (1.8%)
BlueScope Steel Ltd.	11,054	$106
Tattersall’s Ltd.	24,358	86
		192
Belgium (1.2%)
UCB S.A.	2,133	126
Canada (1.2%)
Loblaw Cos. Ltd.	2,778	126
France (3.2%)
Alcatel-Lucent	9,292	95
Credit Agricole S.A.	3,102	120
European Aeronautic Defense & Space Co. N.V.	4,154	128
		343
Germany (2.0%)
Deutsche Telekom AG	5,811	114
Fraport AG Frankfurt Airport Services Worldwide	1,444	100
		214
Ireland (0.9%)
Bank of Ireland	5,104	95
Italy (1.1%)
Mediaset S.p.A.	11,816	122
Japan (4.8%)
Credit Saison Co., Ltd.	3,800	98
Dai Nippon Printing Co., Ltd.	7,000	100
Fast Retailing Co., Ltd.	1,600	92
Sompo Japan Insurance, Inc.	9,000	103
NTT DoCoMo, Inc.	79	113
		506

Spain (2.1%)
Grupo Ferrovial S.A.	1,117	95
Repsol YPF S.A.	3,480	124
		219
Sweden (1.2%)
Svenska Handelsbanken AB, Class A	4,194	130
United Kingdom (3.9%)
HSBC Holdings plc	6,831	126
DSG International	30,394	84
GlaxoSmithKline plc	(a)4,047	107
ITV plc	49,020	103
		420
Total Common Stocks (Cost $2,514)		2,493
Investment Companies (6.0%)
iShares MSCI EAFE Growth Index Fund	3,400	270
iShares MSCI EAFE Index Fund	4,397	363
Total Investment Companies (Cost $604)		633
Total Short Positions (29.4%) (Cost $3,118)		$3,126

*	Percentages are based on Net Assets

(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $3,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $9,137,000 and $8,989,000, respectively.

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $13,054,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $696,000 of which $891,000 related to appreciated securities and $195,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc

International Growth Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (99.8%)
Australia (2.7%)
BHP Billiton Ltd.	5,723	$226
Austria (3.3%)
Andritz AG	1,951	135
Erste Bank der Oesterreichischen Sparkassen AG	1,950	148
		283
Canada (1.6%)
EnCana Corp.	2,175	134
Egypt (1.4%)
Orascom Construction Industries	696	118
Finland (4.2%)
Fortum Oyj	3,479	128
Kone Oyj, Class B	1,900	138
Neste Oil Oyj	2,353	86
		352
France (10.2%)
AXA S.A.	3,447	154
BNP Paribas S.A.	1,002	110
Cie Generale d’Optique Essilor International S.A.	2,120	133
LVMH Moet Hennessy Louis Vuitton S.A.	734	88
Schneider Electric S.A.	829	105
Total S.A.	2,271	184
Vallourec	322	93
		867
Germany (8.0%)
Celesio AG	1,654	105
Continental AG	(c)1,236	171
E.ON AG	1,012	187
SAP AG	1,676	98
SGL Carbon AG	(a)2,100	120
		681
Greece (3.7%)
Coca-Cola Hellenic Bottling Co. S.A.	2,608	151
National Bank of Greece S.A.	2,526	161
		312
Hong Kong (8.1%)
Bank of East Asia Ltd.	19,000	107
China Resources Power Holdings Co.	46,000	143
CNOOC Ltd.	89,700	151
Esprit Holdings Ltd.	10,200	162
Parkson Retail Group Ltd.	14,000	126
		689
India (3.0%)
Bharti Airtel Ltd.	(a)(d)4,800	116
ICICI Bank Ltd. ADR	(c)2,600	137
		253
Ireland (3.4%)

Allied Irish Banks plc	4,286	104
Anglo Irish Bank Corp. plc	4,944	93
CRH plc	2,193	87
		284
Italy (1.0%)
Lottomatica S.p.A	2,400	87
Japan (12.0%)
Canon, Inc.	2,000	109
Daiwa Securities Group, Inc.	7,000	67
Kobe Steel Ltd.	23,000	86
Kubota Corp.	10,000	82
Sharp Corp.	5,000	91
Shin-Etsu Chemical Co., Ltd.	1,200	83
Sony Corp.	1,800	87
Sumitomo Realty & Development Co., Ltd.	4,000	141
Terumo Corp.	2,000	101
Toray Industries, Inc.	11,000	87
Toyota Motor Corp.	1,400	83
		1,017
Mexico (2.5%)
America Movil S.A.B. de C.V., Class L ADR	(c)1,700	109
Wal-Mart de Mexico S.A.B. de C.V. ADR	2,879	105
		214
Netherlands (2.9%)
ING Groep N.V. CVA	3,712	165
Reed Elsevier N.V.	4,093	78
		243
Norway (2.7%)
Telenor ASA	(a)6,926	139
TGS Nopec Geophysical Co. ASA	(a)4,459	91
		230
Portugal (1.2%)
Banco Espirito Santo S.A. (Registered)	4,608	104
Singapore (4.0%)
DBS Group Holdings Ltd.	8,000	116
Keppel Corp., Ltd.	23,000	223
		339
Spain (1.1%)
Banco Popular Espanol S.A.	(c)5,557	95
Sweden (2.3%)
Getinge AB, Class B	4,550	110
Telefonaktiebolaget LM Ericsson, Class B	20,615	83
		193
Switzerland (8.3%)
ABB Ltd. (Registered)	7,121	187
EFG International (Registered)	2,700	127
Nestle S.A. (Registered)	293	132
Novartis AG (Registered)	1,372	76
Roche Holding AG (Genusschein)	475	86
SGS S.A. (Registered)	81	93
		701
Taiwan (1.3%)
Delta Electronics, Inc. GDR	28,000	109
United Kingdom (8.5%)
Barclays plc	7,759	95

Capita Group plc	6,904	102
Prudential plc	6,725	104
Reckitt Benckiser plc	2,064	121
Royal Bank of Scotland Group plc	8,032	86
SABMiller plc	3,731	106
Tesco plc	11,696	105
		719
United States (2.4%)
Millicom International Cellular	(a)(c)1,200	101
Teva Pharmaceutical Industries Ltd. ADR	(c)2,300	102
		203
Total Common Stocks (Cost $6,174)		8,453
	Face
	Amount
	(000)
Short-Term Investments (7.4%)
Short-Term Debt Securities held as Collateral on Loaned Securities (7.2%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$ (h)25	25
Alliance & Leicester plc,
5.83%, 10/9/07	(h)18	18
Bancaja,
5.36%, 10/19/07	9	9
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)9	9
BASF AG,
5.36%, 10/22/07	(h)9	9
BNP Paribas plc,
5.50%, 11/19/07	(h)18	18
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	35	35
Canadian Imperial Bank of Commerece, New York,
4.92%, 10/1/07	(h)17	17
CC USA, Inc.,
4.68%, 10/1/07	(h)9	9
CIT Group Holdings.,
5.38%, 10/18/07	(h)32	32
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	70	70
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)17	17
First Tennessee Bank,
5.76%, 10/17/07	(h)9	9
5.77%, 10/17/07	(h)35	35
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	17	17
5.82%, 10/15/07	(h)9	9
HSBC Finance Corp.,
5.81%, 10/9/07	(h)9	9
IBM Corp.,
5.79%, 10/9/07	35	35
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)17	17
Marshall & IIsley Bank,
5.37%, 12/17/07	18	18

Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)26	26
National Bank of Canada,
5.66%, 10/2/07	(h)35	35
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)35	35
Nationwide Building Society,
5.28%, 12/28/07	20	20
Societe Generale, New York,
5.11%, 10/31/07	(h)42	42
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)19	19
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)12	12
		606
	Shares
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(o)21,585	22
Total Short Term Investments (Cost $628)		628
Total Investments + (107.2%) (Cost $6,802) —
Including $590 of securities loaned		9,081
Liabilities in Excess of Other Assets (-7.2%)		(612)
Net Assets (100%)		$8,469

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2007. The Portfolio had loaned securities with a total value of $590,000. This was secured by collateral of $606,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at $116,000, representing 1.4% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affilliates and totaled $1,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $639,000 and $617,000, respectively.

CVA	Certificaten Van Aandelen
ADR	American Depositary Receipts
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $6,802,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,279,000 of which $2,339,000 related to appreciated securities and $60,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.
International Magnum Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (92.9%)
Australia (4.5%)
Australia & New Zealand Banking Group Ltd.	16,008	$422
BHP Billiton Ltd.	78,818	3,116
QBE Insurance Group Ltd.	15,350	460
Rio Tinto Ltd.	(c)10,500	1,008
Tattersall’s Ltd.	(c)97,200	342
Wesfarmers Ltd.	12,950	483
Westpac Banking Corp.	17,900	453
		6,284
Austria (2.1%)
Andritz AG	17,233	1,190
Erste Bank der Oesterreichischen Sparkassen AG	17,224	1,313
Telekom Austria AG	12,843	336
		2,839
Belgium (0.4%)
Umicore	2,192	524
Canada (0.6%)
EnCana Corp.	12,600	779
Egypt (0.5%)
Orascom Construction Industries GDR	4,002	678
Finland (2.3%)
Fortum Oyj	30,757	1,129
Kone Oyj, Class B	16,772	1,223
Neste Oil Oyj	20,753	760
		3,112
France (9.0%)
AXA S.A.	30,438	1,362
BNP Paribas S.A.	(c)16,570	1,813
Cie Generale d’Optique Essilor International S.A.	18,709	1,174
Electricite de France	7,007	741
Lafarge S.A.	4,515	700
LVMH Moet Hennessy Louis Vuitton S.A.	6,483	777
Renault S.A.	2,790	404
Sanofi-Aventis S.A.	(c)8,407	712
Schneider Electric S.A.	(c)12,492	1,578
Suez S.A.	13,158	775
Total S.A.	19,992	1,626
Vallourec	(c)2,830	815
		12,477
Germany (7.9%)
Allianz AG (Registered)	3,958	925
Bayerische Motoren Werke AG	8,961	578

Celesio AG	14,611	922
Commerzbank AG	15,145	613
Continental AG	(c)10,908	1,508
E.ON AG	8,935	1,652
MAN AG	6,020	876
Muenchener Rueckversicherungs AG (Registered)	4,349	836
SAP AG	14,801	866
SGL Carbon AG	(a)18,174	1,042
Siemens AG (Registered)	7,872	1,082
		10,900
Greece (2.9%)
Coca-Cola Hellenic Bottling Co. S.A.	22,883	1,322
EFG Eurobank Ergasias S.A.	16,743	589
National Bank of Greece S.A.	33,956	2,164
		4,075
Hong Kong (5.5%)
Bank of East Asia Ltd.	159,400	894
Cheung Kong Holdings Ltd.	26,000	429
China Resources Power Holdings Co.	382,000	1,187
CNOOC Ltd.	781,000	1,312
Esprit Holdings Ltd.	117,800	1,871
Great Eagle Holdings Ltd.	94,000	357
MTR Corp.	123,500	368
New World Development Ltd.	132,000	365
Parkson Retail Group Ltd.	95,200	858
		7,641
India (1.0%)
Bharti Airtel Ltd.	(a)(d)27,658	666
ICICI Bank Ltd. ADR	12,500	659
		1,325
Ireland (1.8%)
Allied Irish Banks plc	36,101	875
Anglo Irish Bank Corp. plc	43,097	815
CRH plc	19,367	769
		2,459
Israel (0.4%)
Teva Pharmaceutical Industries Ltd. ADR	13,300	591
Italy (1.7%)
ENI S.p.A.	23,273	862
Lottomatica S.p.A.	21,461	776
UniCredito Italiano S.p.A.	82,160	703
		2,341
Japan (17.1%)
Amada Co., Ltd.	(c)19,000	212
Astellas Pharma, Inc.	7,100	341
Canon, Inc.	26,900	1,468
Casio Computer Co., Ltd.	(c)14,000	201
Dai Nippon Printing Co., Ltd.	13,000	186
Daicel Chemical Industries Ltd.	(c)28,000	222
Daifuku Co., Ltd.	14,000	160
Daiichi Sankyo Co., Ltd.	(c)11,100	333
Daikin Industries Ltd.	8,400	404
Daiwa Securities Group, Inc.	(c)65,000	619

Denki Kagaku Kogyo KK	45,000	253
East Japan Railway Co.	(c)28	221
FamilyMart Co., Ltd.	(c)6,600	172
Fuji Machine Manufacturing Co., Ltd.	3,200	62
Fujifilm Holdings Corp.	7,100	328
Fujitec Co., Ltd.	11,000	73
Fujitsu Ltd.	45,000	318
Furukawa Electric Co., Ltd.	41,000	201
Hitachi Capital Corp.	(c)9,000	113
Hitachi High-Technologies Corp.	(c)3,900	89
Hitachi Ltd.	40,000	266
House Foods Corp.	(c)4,600	80
Kaneka Corp.	(c)21,000	177
Kobe Steel Ltd.	203,000	758
Kubota Corp.	(c)83,000	684
Kurita Water Industries Ltd.	7,300	248
Kyocera Corp.	3,000	281
Kyudenko Corp.	7,000	39
Lintec Corp.	5,500	108
Maeda Road Construction Co., Ltd.	(c)5,000	44
Matsushita Electric Industrial Co., Ltd.	19,000	357
Minebea Co., Ltd.	(c)24,000	164
Mitsubishi Chemical Holdings Corp.	29,000	253
Mitsubishi Corp.	16,800	532
Mitsubishi Heavy Industries Ltd.	61,000	399
Mitsui Mining & Smelting Co., Ltd.	37,000	159
Mitsumi Electric Co., Ltd.	(c)8,900	363
Nagase & Co., Ltd.	7,000	83
NEC Corp.	(c)49,000	238
Nifco, Inc.	(c)6,400	153
Nintendo Co., Ltd.	1,300	677
Nippon Meat Packers, Inc.	(c)10,000	111
Nippon Sheet Glass Co., Ltd.	20,000	122
Nippon Steel Corp.	(c)21,000	151
Nippon Telegraph & Telephone Corp.	30	140
Nissan Motor Co., Ltd.	34,300	344
Nissha Printing Co., Ltd.	(c)2,000	58
Nisshinbo Industries, Inc.	(c)10,000	139
Obayashi Corp.	27,000	125
Ono Pharmaceutical Co., Ltd.	3,800	204
Ricoh Co., Ltd.	17,000	360
Rinnai Corp.	1,400	42
Rohm Co., Ltd.	(c)2,500	221
Ryosan Co., Ltd.	4,400	110
Sanki Engineering Co., Ltd.	(c)5,000	30
Sanwa Holdings Corp.	17,000	95
Sekisui Chemical Co., Ltd.	26,000	191
Sekisui House Ltd.	13,000	164
Sharp Corp.	(c)43,000	781
Shin-Etsu Chemical Co., Ltd.	10,900	754
Shin-Etsu Polymer Co., Ltd.	(c)10,800	117
Sony Corp.	(c)21,400	1,038

Sumitomo Realty & Development Co., Ltd.	(c)31,000	1,090
Suzuki Motor Corp.	(c)10,600	314
TDK Corp.	3,400	298
Teijin Ltd.	36,000	176
Terumo Corp.	(c)17,900	904
Toho Co., Ltd.	4,100	81
Tokyo Electric Power Co., Inc. (The)	3,500	88
Toray Industries, Inc.	(c)99,000	786
Toshiba Corp.	(c)57,000	533
Toyo Ink Manufacturing Co., Ltd.	17,000	58
Toyoda Gosei Co., Ltd.	(c)2,700	98
Toyota Motor Corp.	20,400	1,204
Tsubakimoto Chain Co.	23,000	153
Yamaha Corp.	10,900	244
Yamaha Motor Co., Ltd.	8,900	227
		23,590
Luxembourg (0.4%)
Millicom International Cellular S.A.	(a)7,100	596
Mexico (0.9%)
America Movil S.A.B. de C.V., Class L ADR	9,935	636
Wal-Mart de Mexico S.A.B. de C.V. ADR	17,400	638
		1,274
Netherlands (1.9%)
ING Groep N.V. CVA	31,263	1,388
TNT N.V.	12,381	519
Wolters Kluwer N.V.	22,812	677
		2,584
Norway (1.8%)
Telenor ASA	(a)82,348	1,650
TGS Nopec Geophysical Co. ASA	(a)38,963	798
		2,448
Portugal (0.6%)
Banco Espirito Santo S.A. (Registered)	38,857	881
Singapore (3.0%)
CapitaCommercial Trust REIT	42,040	80
CapitaLand Ltd.	(c)97,000	532
City Developments Ltd.	35,000	382
DBS Group Holdings Ltd.	65,000	945
Keppel Corp Ltd.	204,000	1,978
Oversea-Chinese Banking Corp.	35,000	210
		4,127
Spain (1.9%)
Banco Bilbao Vizcaya Argentaria S.A.	(c)34,219	802
Banco Popular Espanol S.A.	(c)48,762	838
Telefonica S.A.	35,300	988
		2,628
Sweden (2.3%)
Getinge AB, Class B	(c)40,218	974
Sandvik AB	35,122	753
Telefonaktiebolaget LM Ericsson, Class B	367,880	1,473
		3,200
Switzerland (8.8%)

ABB Ltd. (Registered)	62,876	1,656
Compagnie Financiere Richemont S.A., Class A	13,171	873
EFG International (Registered)	23,564	1,109
Nestle S.A. (Registered)	5,899	2,650
Nobel Biocare Holding AG	1,244	337
Novartis AG (Registered)	29,042	1,603
Roche Holding AG (Genusschein)	9,542	1,730
SGS S.A. (Registered)	705	805
UBS AG (Registered)	14,325	770
Zurich Financial Services AG (Registered)	2,154	646
		12,179
Taiwan (0.4%)
Delta Electronics, Inc.	161,000	624
United Kingdom (13.2%)
Anglo American plc	12,604	848
BAE Systems plc	73,041	737
Barclays plc	115,877	1,412
British American Tobacco plc	21,553	773
Capita Group plc	60,961	903
GlaxoSmithKline plc	35,875	952
HSBC Holdings plc	66,264	1,226
Imperial Tobacco Group plc	12,755	585
Man Group plc	37,216	421
Prudential plc	59,392	913
Reckitt Benckiser plc	18,058	1,061
Reed Elsevier plc	86,902	1,099
Rolls-Royce Group plc	(a)53,099	568
Royal Bank of Scotland Group plc	70,933	762
Royal Dutch Shell plc, Class A	42,163	1,740
SABMiller plc	32,949	938
Tesco plc	195,955	1,761
Vodafone Group plc	320,078	1,156
WM Morrison Supermarkets plc	79,946	462
		18,317
Total Common Stocks (Cost $95,441)		128,473
Preferred Stock (0.3%)
Germany (0.3%)
Fresenius SE (Cost $385)	4,764	371
	Face
	Amount
	(000)
Short-Term Investments (17.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (11.1%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$625	(h)625
Alliance & Leicester plc,
5.83%, 10/9/07	(h)446	446
Bancaja,
5.36%, 10/19/07	223	223
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)223	223
BASF AG,

5.36%, 10/22/07	(h)223	223
BNP Paribas plc,
5.50%, 11/19/07	(h)446	446
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	892	892
Canadian Imperial Bank of Commerece, New York,
4.92%, 10/1/07	(h)446	446
CC USA, Inc.,
4.68%, 10/1/07	(h)223	223
CIT Group Holdings,
5.38%, 10/18/07	(h)803	803
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	1,768	1,768
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)446	446
First Tennessee Bank,
5.76%, 10/17/07	(h)223	223
5.77%, 10/17/07	(h)892	892
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	223	223
5.82%, 10/15/07	(h)419	419
HSBC Finance Corp.,
5.81%, 10/9/07	(h)223	223
IBM Corp.,
5.79%, 10/9/07	892	892
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)446	446
Marshall & IIsley Bank,
5.37%, 12/17/07	447	447
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)669	669
National Bank of Canada,
5.66%, 10/2/07	(h)892	892
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)892	892
Nationwide Building Society,
5.28%, 12/28/07	517	517
Societe Generale, New York,
5.11%, 10/31/07	(h)1,070	1,070
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)491	491
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)312	312
		15,372
	Shares
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(o)8,895,949	8,896
Total Short-Term Investments (Cost $24,268)		24,268
Total Investments + (110.7%) (Cost $120,094) —
Including $14,708 of Securities Loaned		153,112

Liabilities in Excess of Other Assets (-10.7%)	(14,805)
Net Assets (100%)	$138,307

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2007. At September 30, 2007, the Portfolio had loaned securities with a total value of $14,708,000. This was secured by collateral of $15,372,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at $666,000, representing 0.5% of net assets.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $193,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $19,008,000 and $10,112,000, respectively.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $120,094,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $33,017,000 of which $35,515,000 related to appreciated securities and $2,498,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	1,562	$1,382	12/13/07	USD	1,308	$1,308	$(74)
AUD	213	189	12/13/07	USD	185	185	(4)
EUR	1,687	2,409	12/13/07	USD	2,352	2,352	(57)
EUR	7	9	12/13/07	USD	9	9	@—
GBP	1,199	2,449	12/13/07	USD	2,429	2,429	(20)
GBP	478	976	12/13/07	USD	968	968	(8)
GBP	458	936	12/13/07	USD	929	929	(7)
GBP	278	569	12/13/07	USD	564	564	(5)
JPY	192,458	1,691	12/13/07	USD	1,705	1,705	14
JPY	23,700	208	12/13/07	USD	210	210	2
USD	178	178	12/13/07	AUD	213	188	10
USD	406	406	12/13/07	AUD	483	427	21
USD	420	420	12/13/07	AUD	500	442	22
USD	3,217	3,217	12/13/07	AUD	3,829	3,388	171
USD	178	178	12/13/07	EUR	128	182	4
USD	1,028	1,028	12/13/07	EUR	737	1,053	25
USD	3,989	3,989	12/13/07	EUR	2,862	4,087	98
USD	830	830	12/13/07	EUR	596	850	20
USD	321	321	12/13/07	EUR	230	329	8
USD	295	295	12/13/07	EUR	208	297	2
USD	10,471	10,471	12/13/07	GBP	5,167	10,554	83
USD	6,542	6,542	12/13/07	GBP	3,229	6,595	53
USD	312	312	12/13/07	GBP	155	317	5
USD	576	576	12/13/07	JPY	64,987	571	(5)
USD	1,585	1,585	12/13/07	JPY	178,858	1,571	(14)
USD	3,343	3,343	12/13/07	JPY	377,103	3,312	(31)
USD	533	533	12/13/07	JPY	60,217	529	(4)
USD	752	752	12/13/07	JPY	85,334	750	(2)
		$45,794				$46,101	$307

@	— Value is less than $500.
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
DJ Euro Stoxx	22	$968	Dec-07	$3
FTSE 100 Index	10	652	Dec-07	(1)
				$2

Morgan Stanley Institutional Fund, Inc.
International Real Estate Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.3%)
Australia (7.3%)
Centro Properties Group	834,558	$5,458
CFS Retail Property Trust	3,128,056	6,634
DB RREEF Trust	3,870,187	6,903
Goodman Group	1,847,088	11,326
GPT Group	2,621,495	11,863
Macquarie CountryWide Trust	1,241,100	2,191
Mirvac Group	899,896	4,352
Stockland Trust Group	2,112,004	16,867
Westfield Group	2,856,358	55,000
		120,594
Austria (2.0%)
Conwert Immobilien Invest AG	(a)749,814	13,857
Immofinanz Immobilien Anlagen AG	(a)1,502,758	18,750
		32,607
Finland (1.4%)
Sponda Oyj	1,647,579	22,906
France (13.3%)
Fonciere Des Regions REIT	55,523	8,136
Gecina S.A. REIT	108,037	18,333
Klepierre	535,272	30,706
Silic REIT	106,660	17,927
Unibail-Rodamco REIT	561,088	144,407
		219,509
Germany (1.8%)
Alstria Office AG	(a)975,105	18,076
IVG Immobilien AG	307,501	11,462
		29,538
Hong Kong (10.5%)
Agile Property Holdings Ltd.	237,000	498
China Aoyuan Property Group Ltd.	(a)295,000	199
China Overseas Land & Investment Ltd.	5,038,000	11,497
China Resources Land Ltd.	2,156,000	4,493
Guangzhou R&F Properties Co., Ltd.	1,728,000	8,158
Hang Lung Properties Ltd.	752,000	3,366
Henderson Land Development Co., Ltd.	1,748,000	13,862
Hongkong & Shanghai Hotels (The)	806,000	1,429
Hongkong Land Holdings Ltd.	4,782,000	21,615
Hopson Development Holdings Ltd.	514,000	1,713
Hysan Development Co., Ltd.	2,817,062	7,809
Kerry Properties Ltd.	1,964,980	15,090
KWG Property Holdings Ltd.	(a)1,358,000	2,491
New World China Land Ltd.	4,547,600	4,358
New World Development Ltd.	3,374,256	9,332
Shimao Property Holdings Ltd.	2,483,000	7,554
Sino Land Co.	1,702,000	4,234

Sino-Ocean Land Holdings Ltd.	(a)526,000	744
Sun Hung Kai Properties Ltd.	2,991,000	50,403
Swire Pacific Ltd., Class A	452,000	5,480
		174,325
Italy (2.7%)
Aedes S.p.A.	505,561	3,406
Beni Stabili S.p.A.	18,014,176	22,579
Risanamento S.p.A.	(a)2,506,951	18,929
		44,914
Japan (10.3%)
Aeon Mall Co., Ltd.	16,900	516
BLife Investment Corp. REIT	82	356
Daibiru Corp.	81,200	1,022
Goldcrest Co., Ltd.	62,910	2,892
Japan Hotel & Resort, Inc. REIT	383	1,687
Japan Real Estate Investment Corp. REIT	328	3,941
KK DaVinci Advisors	(a)3,995	3,002
Mitsubishi Estate Co., Ltd.	1,752,000	50,181
Mitsui Fudosan Co., Ltd.	1,504,000	41,769
Mori Trust Sogo, Inc. REIT	43	513
Nippon Building Fund, Inc. REIT	647	9,407
Nomura Real Estate Office Fund, Inc. REIT	262	2,737
NTT Urban Development Corp.	4,056	8,404
Sumitomo Realty & Development Co., Ltd.	995,000	34,996
TOC Co., Ltd.	50,000	460
Tokyo Tatemono Co., Ltd.	320,000	4,081
Tokyu Land Corp.	489,000	4,908
		170,872
Netherlands (4.2%)
Corio N.V.	219,947	18,787
Eurocommercial Properties N.V. CVA	470,784	26,181
ProLogis European Properties	1,106,770	18,702
Vastned Retail N.V. REIT	42,529	3,423
Wereldhave N.V.	23,000	2,770
		69,863
Singapore (2.8%)
CapitaCommercial Trust REIT	1,488,300	2,845
CapitaLand Ltd.	1,891,000	10,375
CapitaMall Trust REIT	782,000	2,053
CapitaRetail China Trust REIT	(a)952,500	1,795
Macquarie MEAG Prime REIT	6,436,000	5,286
Mandarin Oriental International Ltd.	946,000	2,129
Suntec REIT	1,948,000	2,557
United Industrial Corp., Ltd.	7,379,000	15,200
Wheelock Properties S Ltd.	1,983,000	3,644
		45,884
Sweden (2.9%)
Castellum AB	1,102,156	13,726
Hufvudstaden AB, Class A	3,245,889	35,007
		48,733
Switzerland (0.8%)
PSP Swiss Property AG	(a)243,495	12,925
United Kingdom (38.3%)
Big Yellow Group plc REIT	520,711	5,324

British Land Co. plc REIT	5,003,904	119,989
Brixton plc REIT	4,637,943	34,375
Capital & Regional plc	1,603,781	24,151
Derwent London plc REIT	1,179,210	40,436
Grainger plc	1,246,258	11,410
Great Portland Estates plc REIT	2,449,756	29,948
Hammerson plc REIT	2,474,075	59,326
Land Securities Group plc REIT	3,623,648	124,703
Liberty International plc REIT	1,956,479	45,674
Mapeley Ltd.	81,690	3,527
Minerva plc	(a)3,514,812	16,270
Quintain Estates & Development plc	1,472,835	22,299
Segro plc REIT	4,858,559	49,653
Shaftesbury plc REIT	2,401,685	24,348
Unite Group plc	2,749,992	20,326
Warner Estate Holdings plc REIT	78,331	750
		632,509
Total Common Stocks (Cost $1,559,402)		1,625,179
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $30,539)	30,538,607	30,539
Total Investments + (100.1%) (Cost $1,589,941)		1,655,718
Liabilities in Excess of Other Assets (-0.1%)		(2,197)
Net Assets (100%)		$1,653,521

(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $18,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $902,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $295,987,000 and $265,448,000, respectively.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,589,941,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $65,777,000 of which $159,432,000 related to appreciated securities and $93,655,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(De preciation)
(000)		(000)	Date	(000)		(000)	(000)
JPY	10,251	$89	10/1/07	USD	89	$89	@—
JPY	4,400	38	10/2/07	USD	38	38	@—
SGD	379	255	10/1/07	USD	254	254	$(1)
SGD	901	607	10/2/07	USD	605	605	(2)
USD	2,487	2,487	10/2/07	HKD	19,299	2,482	(5)
USD	24	24	10/1/07	JPY	2,812	24	@—
		$3,500				$3,492	$(8)

@	Value is less than $500.
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SGD	— Singapore Dollar
USD	— United States Dollar

Morgan Stanley Institutional Fund, Inc.
International Small Cap Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.6%)
Australia (5.4%)
Goodman Fielder Ltd.	8,482,249	$19,419
Infomedia Ltd.	11,973,216	6,321
MYOB Ltd.	8,049,451	9,143
Pacific Brands Ltd.	7,285,636	20,041
Ramsay Health Care Ltd.	635,891	6,038
		60,962
Austria (1.1%)
Zumtobel AG	313,485	11,935
Belgium (2.0%)
Omega Pharma S.A.	262,361	23,008
Canada (0.2%)
Timminco Ltd.	(a)159,081	2,351
Denmark (2.6%)
Carlsberg A/S, Class B	100,422	13,715
Danisco A/S	207,975	16,171
		29,886
Finland (2.3%)
Cargotec Corp., Class B	309,565	15,211
Elisa Oyj	200,632	6,237
HKScan Oyj	253,657	5,306
		26,754
France (6.2%)
Bull S.A.	(a)1,335,876	9,410
GL Trade S.A.	179,013	9,164
Icade	122,866	8,953
Ipsen S.A.	231,741	13,367
Nexans S.A.	53,833	8,854
Saft Groupe S.A.	264,396	11,763
Zodiac S.A.	133,391	9,556
		71,067
Germany (5.6%)
AWD Holding AG	166,492	5,562
Gildemeister AG	219,134	6,087
K&S AG	63,639	11,666
MTU Aero Engines Holding AG	400,027	24,357
Sartorius AG (Non-Voting Shares)	298,000	15,723
SCS Standard Computersysteme AG	(a)(d)(i)(l)21,289	@—
		63,395
Hong Kong (0.5%)
Solomon Systech International Ltd.	66,001,900	6,028
Ireland (3.2%)
Glanbia plc	3,143,176	18,914
Kerry Group plc, Class A	594,059	17,620

		36,534
Italy (6.1%)
Banca CR Firenze	931,398	8,766
Buzzi Unicem S.p.A.	431,140	11,214
Davide Campari-Milano S.p.A.	1,906,142	19,570
I n terpump S.p.A.	899,331	8,880
Prysmian S.p.A.	(a)341,485	9,734
SAES Getters S.p.A.	179,015	6,670
Sogefi S.p.A.	574,028	4,936
		69,770
Japan (27.7%)
Aplus Co., Ltd.	(a)5,300,900	3,784
Arealink Co., Ltd.	18,322	8,119
Ariake Japan Co., Ltd.	1,440,000	29,649
Atrium Co., Ltd.	146,900	4,041
Century Leasing System, Inc.	723,100	7,976
Fuyo General Lease Co., Ltd.	801,700	21,218
Hikari Tsushin, Inc.	500,600	13,728
Jaccs Co., Ltd.	1,225,000	2,421
Japan Securities Finance Co., Ltd.	1,531,600	14,747
Mabuchi Motor Co., Ltd.	234,500	15,291
Mars Engineering Corp.	772,400	14,189
Milbon Co., Ltd.	292,500	8,301
Miraca Holdings, Inc.	317,600	7,203
Miraial Co., Ltd.	97,500	4,864
Nakanishi, Inc.	99,600	12,825
Nihon Micro Coating Co., Ltd.	431,000	1,625
Nihon Trim Co., Ltd.	159,600	5,502
Nippon Restaurant System, Inc.	468,300	14,473
Nissha Printing Co., Ltd.	526,400	15,306
Okinawa Cellular Telephone Co.	829	2,461
Okinawa Electric Power Co., Inc. (The)	179,700	11,436
Osaki Engineering Co., Ltd.	919	1,856
Rengo Co., Ltd.	3,075,000	20,747
Shinkawa Ltd.	594,000	10,886
Sokkia Co., Ltd.	866,000	3,468
Sun Frontier Fudousan Co., Ltd.	2,826	4,871
Taisei Lamick Co., Ltd.	53,800	1,124
Takuma Co., Ltd.	903,000	5,181
Toei Animation Co., Ltd.	456,500	12,121
Tsumura & Co.	1,078,600	19,203
V Technology Co., Ltd.	1,377	1,882
Wacom Co., Ltd.	2,689	5,572
Yachiyo Bank Ltd.	1,795	6,329
Yamaichi Electronics Co., Ltd.	506,300	3,055
		315,454
Netherlands (2.2%)
Advanced Metallurgical Group N.V.	(a)168,504	9,202
Macintosh Retail Group N.V.	72,737	2,558
Wavin N.V.	732,713	13,102
		24,862
New Zealand (0.8%)
Fisher & Paykel Healthcare Corp., Ltd.	1,749,411	4,375

Warehouse Group Ltd.	1,223,017	5,097
		9,472
Norway (5.5%)
Fred Olsen Energy ASA	264,129	13,938
Norske Skogindustrier ASA	415,488	4,447
Revus Energy ASA	(a)946,081	12,196
Schibsted ASA	545,404	28,731
Veidekke ASA	321,041	2,948
		62,260
Spain (0.8%)
Miquel y Costas & Miquel S.A.	287,581	8,681
Sweden (5.4%)
Billerud AB	1,028,796	13,810
Elekta AB, Class B	513,683	8,370
Eniro AB	1,023,137	12,463
Micronic Laser Systems AB	(a)1,249,027	8,819
Saab AB, Class B	782,190	18,511
		61,973
Switzerland (6.6%)
Bucher Industries AG (Registered)	72,035	13,377
Galenica AG (Registered)	55,320	23,639
Kaba Holding AG, Class B	(a)37,873	11,418
LEM Holding AG (Registered)	21,920	6,665
Schindler Holding AG	100,298	6,332
Sia Abrasives Holding AG (Registered)	22,617	9,160
Zehnder Group AG, Class B	2,552	5,085
		75,676
United Kingdom (13.4%)
Ark Therapeutics Group plc	(a)2,755,682	6,709
Britvic plc	265,426	1,754
Cattles plc	1,628,942	11,631
IMI plc	1,356,092	14,830
Land of Leather Holdings plc	445,630	1,963
Luminar plc	1,550,908	19,071
Meggitt plc	2,726,735	17,699
Premier Foods plc	6,249,544	28,514
Rotork plc	370,518	7,657
Spirax-Sarco Engineering plc	429,520	8,972
William Hill plc	922,568	12,147
Wincanton plc	2,645,915	21,086
		152,033
Total Common Stocks (Cost $943,078)		1,112,101
	No. of
	Rights
Rights (0.0%)
France (0.0%)
Omega Pharma S.A., expiring 10/3/07	(a)262,361	@—
	Shares
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $5,085)	(o)5,084,943	5,085
Total Investments + (98.1%) (Cost $948,163)		1,117,186
Other Assets in Excess of Liabilities (1.9%)		21,817
Net Assets (100%)		$1,139,003

(a)	Non-income producing security.
(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets.
(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. SCS Standard Computersysteme AG was acquired 4/04 and has a current cost basis of $0. At September 30, 2007, this security had a market value of $0, representing 0.0% of net assets.

(l)	Security has been deemed illiquid at September 30, 2007.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $8,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $376,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $171,569,000 and $166,484,000, respectively.

@	Value is less than $500.
+

At September 30,2007, the U.S. Federal income tax cost basis of investments was approximately $948,163,000 and, accordingly, net unrealized appreciation for U.S. Federal in come tax purposes was $169,023,000 of which $254,157,000 related to appreciated securities and $85,134,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CHF	395	$339	10/2/07	JPY	38,935	$339	$ @—
EUR	2,164	3,086	10/1/07	JPY	353,948	3,082	(4)
GBP	203	416	10/1/07	JPY	47,577	414	(2)
GBP	811	1,659	10/2/07	JPY	189,855	1,653	(6)
JPY	107,510	936	10/1/07	EUR	657	936	@—
JPY	638,901	5,562	10/1/07	USD	5,542	5,542	(20)
NOK	15,615	2,897	10/2/07	JPY	330,891	2,881	(16)
		$14,895				$14,847	$(48)

@	Value is less than $500.
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Wok
USD	— United States Dollar

Morgan Stanley Institutional Fund, Inc.

Large Cap Relative Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.9%)
Aerospace (1.5%)
Raytheon Co.	75,230	$4,801
Automobiles (0.7%)
Honda Motor Co., Ltd. ADR	66,730	2,226
Banks: Outside New York City (1.6%)
Fifth Third Bancorp	61,457	2,082
PNC Financial Services Group, Inc.	42,690	2,907
		4,989
Beverages: Soft Drinks (2.1%)
Coca Cola Co. (The)	115,660	6,647
Chemicals (3.8%)
Bayer AG ADR	133,310	10,560
E.I. Du Pont de Nemours & Co.	35,730	1,771
		12,331
Communications & Media (4.5%)
Time Warner, Inc.	437,969	8,041
Viacom, Inc., Class B	(a)161,896	6,309
		14,350
Communications Technology (2.6%)
Alcatel-Lucent ADR	444,020	4,520
Cisco Systems, Inc.	(a)64,740	2,143
Embarq Corp.	32,206	1,791
		8,454
Computer Services Software & Systems (1.1%)
Symantec Corp.	(a)183,830	3,563
Computer Technology (0.5%)
Hewlett-Packard Co.	29,079	1,448
Consumer Electronics (1.3%)
Yahoo!, Inc.	(a)156,118	4,190
Consumer Staples — Miscellaneous (0.5%)
Kimberly-Clark Corp.	23,650	1,662
Cosmetics (0.5%)
Estee Lauder Co., Inc. (The)	39,060	1,658
Diversified Financial Services (6.3%)
Bank of America Corp.	62,269	3,130
Citigroup, Inc.	165,282	7,714
JPMorgan Chase & Co.	203,154	9,308
		20,152
Drugs & Pharmaceuticals (14.1%)
Abbott Laboratories	145,930	7,825
Bristol-Myers Squibb Co.	231,880	6,683
Eli Lilly & Co.	114,690	6,529
Novartis AG ADR	19,420	1,067
Pfizer, Inc.	98,450	2,405
Roche Holding AG ADR	43,600	3,939
Sanofi-Aventis ADR	28,630	1,215
Schering-Plough Corp.	326,900	10,340
Wyeth	114,820	5,115
		45,118

Electronics (0.5%)
Applera Corp. - Applied Biosystems Group	43,590	1,510
Electronics: Semi-Conductors/Components (1.5%)
Intel Corp.	107,591	2,782
Micron Technology, Inc.	(a)168,830	1,874
		4,656
Energy Equipment (1.5%)
Schlumberger Ltd.	46,570	4,890
Energy — Miscellaneous (1.7%)
Devon Energy Corp.	14,980	1,246
Occidental Petroleum Corp.	66,900	4,287
		5,533
Financial — Miscellaneous (4.2%)
Freddie Mac	118,132	6,971
Marsh & McLennan Cos., Inc.	251,265	6,407
		13,378
Foods (4.9%)
Cadbury Schweppes plc ADR	90,420	4,206
ConAgra Foods, Inc.	66,470	1,737
Kraft Foods, Inc.	115,258	3,978
Unilever N.V.	183,700	5,667
		15,588
Household Equipment & Products (0.5%)
Fortune Brands, Inc.	9,601	782
Newell Rubbermaid, Inc.	31,050	895
		1,677
Insurance: Life (0.8%)
Cigna Corp.	50,590	2,696
Insurance: Multi-Line (2.5%)
Aegon N.V. (NY Shares)	79,510	1,513
Hartford Financial Services Group, Inc.	35,790	3,313
XL Capital Ltd., Class A	40,670	3,221
		8,047
Insurance: Property & Casualty (3.0%)
Chubb Corp.	90,740	4,867
Travelers Cos., Inc. (The)	93,705	4,717
		9,584
Manufacturing (2.1%)
Siemens AG ADR	49,430	6,784
Materials & Processing — Miscellaneous (1.2%)
Newmont Mining Corp.	85,850	3,840
Medical & Dental Instruments & Supplies (1.3%)
Boston Scientific Corp.	(a)149,280	2,083
Covidien Ltd.	(a)49,285	2,045
		4,128
Multi-Sector Companies (3.7%)
General Electric Co.	224,280	9,285
Tyco International, Ltd.	61,355	2,721
		12,006
Oil: Integrated Domestic (3.6%)
ConocoPhillips	60,010	5,267
Royal Dutch Shell plc ADR	75,840	6,233
		11,500
Oil: Integrated International (1.2%)
ExxonMobil Corp.	42,600	3,943

Retail (4.9%)
Home Depot, Inc. (The)	85,150	2,762
McDonald’s Corp.	28,680	1,562
Office Depot, Inc.	(a)84,598	1,744
Rite Aid Corp.	(a)174,340	806
Wal-Mart Stores, Inc.	199,060	8,689
		15,563
Securities Brokerage & Services (0.9%)
Charles Schwab Corp. (The)	130,582	2,821
Soaps & Household Chemicals (1.2%)
Procter & Gamble Co.	55,310	3,891
Tobacco (1.3%)
Altria Group, Inc.	59,870	4,163
Utilities: Cable TV & Radio (1.4%)
Comcast Corp., Class A	(a)185,059	4,475
Utilities: Electrical (5.1%)
American Electric Power Co., Inc.	134,390	6,193
Entergy Corp.	61,542	6,664
FirstEnergy Corp.	54,830	3,473
		16,330
Utilities: Gas Pipelines (0.6%)
Williams Cos., Inc.	57,920	1,973
Utilities: Telecommunications (5.2%)
France Telecom S.A. ADR	93,160	3,115
Sprint Nextel Corp.	238,675	4,535
Verizon Communications, Inc.	200,339	8,871
		16,521
Total Common Stocks (Cost $261,563)		307,086
Investment Company (0.8%)
iShares MSCI Japan Index Fund (Cost $2,539)	173,980	2,495
Short-Term Investment (3.0%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $9,784)	(o)9,783,598	9,784
Total Investments + (99.7%) (Cost $273,886)		319,365
Other Assets in Excess of Liabilities (0.3%)		950
Net Assets (100%)		$320,315

(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $7,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $366,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $60,878,000 and $51,094,000, respectively.

ADR	American Depositary Receipts
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $273,886,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $45,479,000 of which $53,829,000 related to appreciated securities and $8,350,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.1%)
Aluminum (1.4%)
Kaiser Aluminum Corp.	384,956	$27,166
Biotechnology Research & Production (2.9%)
Alnylam Pharmaceuticals, Inc.	(a)963,471	31,573
Illumina, Inc.	(a)482,830	25,049
		56,622
Building: Cement (2.0%)
Texas Industries, Inc.	488,717	38,364
Casinos & Gambling (0.3%)
Lakes Entertainment, Inc.	(a)613,119	5,843
Commercial Information Services (1.3%)
Viad Corp.	732,126	26,357
Communications & Media (0.7%)
CKX, Inc.	(a)1,117,557	13,757
Communications Technology (2.8%)
Echelon Corp.	(a)681,006	17,032
Gmarket, Inc. ADR	(a)743,870	17,444
GSI Commerce, Inc.	(a)793,738	21,113
		55,589
Computer Services Software & Systems (9.5%)
Bankrate, Inc.	(a)351,912	16,230
Blackboard, Inc.	(a)753,873	34,558
comScore, Inc.	(a)453,065	12,233
Equinix, Inc.	(a)530,583	47,057
Forrester Research, Inc.	(a)694,635	16,373
I HS , Inc., Class A	(a)778,218	43,961
Websense, Inc.	(a)771,984	15,231
		185,643
Consumer Electronics (0.7%)
CNET Networks, Inc.	(a)1,939,946	14,453
Consumer Staples — Miscellaneous (1.0%)
Peet’s Coffee & Tea, Inc.	(a)678,664	18,942
Diversified Financial Services (0.9%)
Endeavor Acquisition Corp.	(a)1,543,355	18,289
Education Services (6.1%)
Ambassadors Group, Inc.	1,092,345	41,618
Strayer Education, Inc.	465,392	78,479
		120,097
Electronics: Semi-Conductors/Components (1.1%)
Tessera Technologies, Inc.	(a)566,661	21,250
Electronics: Technology (2.1%)
Cogent Communications Group, Inc.	(a)1,769,736	41,306
Engineering & Contracting Services (2.7%)
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	982,302	53,634
Entertainment (3.1%)
Vail Resorts, Inc.	(a)980,265	61,061
Financial — Miscellaneous (2.3%)
Interactive Data Corp.	1,617,731	45,620
Forest Products (0.7%)
Deltic Timber Corp.	246,459	14,028
Homebuilding (1.8%)
Gafisa S.A. ADR	(a)1,052,022	35,495

Hotel/Motel (2.9%)
Gaylord Entertainment Co.	(a)1,085,650	57,778
Industrial Products (0.5%)
Mueller Water Products, Inc., Class A	816,043	10,111
Insurance: Multi-Line (1.1%)
Greenlight Capital Re Ltd., Class A	(a)611,487	12,401
Pico Holdings, Inc.	(a)210,502	8,746
		21,147
Investment Management Companies (2.6%)
Greenhill & Co., Inc.	827,760	50,535
Leisure Time (3.0%)
Aruze Corp.	940,900	41,940
Premier Exhibitions, Inc.	(a)1,091,963	16,467
		58,407
Machinery: Industrial/Specialty (1.0%)
Middleby Corp.	(a)290,000	18,717
Medical & Dental Instruments & Supplies (3.2%)
Techne Corp.	(a)1,003,832	63,322
Oil: Crude Producers (0.6%)
GMX Resources, Inc.	(a)390,528	12,563
Oil: Integrated Domestic (1.0%)
Delta Petroleum Corp.	(a)1,101,329	19,769
Printing & Copying Services (1.1%)
VistaPrint Ltd.	(a)572,157	21,381
Publishing — Miscellaneous (4.1%)
Morningstar, Inc.	(a)1,313,758	80,665
Real Estate Investment Trusts (0.5%)
Consolidated-Tomoka Land Co.	137,806	9,262
Restaurants (3.7%)
BJ’s Restaurants, Inc.	(a)1,114,800	23,466
Jamba, Inc.	(a)1,836,791	12,913
P.F. Chang’s China Bistro, Inc.	(a)1,223,955	36,229
		72,608
Retail (10.2%)
AFC Enterprises	(a)1,552,798	23,370
Blue Nile, Inc.	(a)1,149,201	108,163
Citi Trends, Inc.	(a)920,097	20,021
Ctrip.com International Ltd. ADR	738,850	38,272
Dena Co., Ltd.	2,126	9,384
		199,210
Services: Commercial (11.0%)
Advisory Board Co. (The)	(a)985,839	57,642
Ambassodors International, Inc.	635,342	15,585
Arbitron, Inc.	371,953	16,864
Corporate Executive Board Co.	448,883	33,325
CoStar Group, Inc.	(a)1,009,480	53,957
Macquarie Infrastructure Co., LLC	791,516	30,545
TravelCenters of America, LLC	(a)233,653	7,617
		215,535
Shoes (2.7%)
Iconix Brand Group, Inc.	(a)892,691	21,237
Lululemon Athletica, Inc.	(a)762,134	32,033
		53,270
Technology — Miscellaneous (0.7%)
Housevalues, Inc.	(a)1,073,753	4,209
Rediff.com India Ltd. ADR	(a)554,782	9,897
		14,106
Toys (1.1%)
Marvel Entertainment, Inc.	(a)938,501	21,998
Transportation — Miscellaneous (0.7%)

Integrated Distribution Services Group Ltd.	3,375,000	13,046
Total Common Stocks (Cost $1,502,938)	1,866,946
Preferred Stock (0.4%)
Biotechnology Research & Production (0.4%)
Microbia, Inc., Series F (Convertible)
(Cost $7,581)	(a)(d)(l)1,212,976	7,581
Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $93,662)	(o)93,662,132	93,662
Total Investments + (100.3%) (Cost $1,604,181)		1,968,189
Liabilities in Excess of Other Assets (-0.3%)		(5,672)
Net Assets (100%)		$1,962,517

(a)	Non-income producing security.
(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at $7,581,000, representing 0.4% of net assets.
(l)	Security has been deemed illiquid at September 30, 2007.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “ Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $16,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $815,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $384,951,000 and $291,289,000, respectively.

ADR	American Depositary Receipts
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,604,181,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $364,008,000 of which $468,660,000 related to appreciated securities and $104,652,000 related to depreciated securities.

Morgan Stanley Institutional Funds, Inc.

Systematic Active Large Cap Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (94.1%)
Aerospace & Defense (4.1%)
Boeing Co. (The)	368	$39
General Dynamics Corp.	566	48
Honeywell International, Inc.	543	32
Lockheed Martin Corp.	406	44
Northrop Grumman Corp.	496	39
Raytheon Co.	373	24
United Technologies Corp.	814	65
		291
Airlines (0.2%)
AMR Corp.	(a)(c)402	9
Continental Airlines, Inc., Class B	(a)(c)253	8
		17
Auto Components (0.9%)
Johnson Controls, Inc.	529	63
Biotechnology (1.2%)
Genentech, Inc.	(a)233	18
Gilead Sciences, Inc.	(a)784	32
Invitrogen Corp.	(a)453	37
		87
Capital Markets (4.1%)
E*Trade Financial Corp.	(a)1,887	25
Goldman Sachs Group, Inc.	503	109
Lehman Brothers Holdings, Inc.	1,489	92
Merrill Lynch & Co., Inc.	856	61
		287
Chemicals (0.8%)
FMC Corp.	(c)528	27
Monsanto Co.	368	32
Tronox, Inc., Class B	(c)20	@—
		59
Commercial Banks (0.3%)
Wells Fargo & Co.	636	23
Commercial Services & Supplies (0.3%)
Manpower, Inc.	350	23
Communications Equipment (3.2%)
ADC Telecommunications, Inc.	(a)(c)1,152	23
Cisco Systems, Inc.	(a)1,644	55
Corning, Inc.	2,890	71
Motorola, Inc.	2,964	55
Qualcomm, Inc.	459	19
		223
Computers & Peripherals (4.8%)
Apple, Inc.	(a)240	37
Hewlett-Packard Co.	2,789	139
International Business Machines Corp.	1,228	144
Lexmark International Group, Inc., Class A	(a)331	14
		334

Consumer Finance (0.8%)
American Express Co.	431	26
Discover Financial Services	(a)1,419	29
		55
Diversified Financial Services (3.8%)
Bank of America Corp.	1,096	55
CIT Group, Inc.	397	16
Citigroup, Inc.	1,929	90
JPMorgan Chase & Co.	1,870	86
Nasdaq Stock Market, Inc. (The)	(a)(c)574	21
		268
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	3,688	156
Verizon Communications, Inc.	1,115	49
		205
Electric Utilities (1.4%)
Exelon Corp.	641	48
FirstEnergy Corp.	371	24
Pepco Holdings, Inc.	932	25
		97
Electrical Equipment (0.3%)
General Cable Corp.	(a)(c)297	20
Electronic Equipment & Instruments (1.7%)
Agilent Technologies, Inc.	(a)855	31
Arrow Electronics, Inc.	(a)795	34
Jabil Circuit, Inc.	1,015	23
Tektronix, Inc.	642	18
Vishay Intertechnology, Inc.	(a)1,056	14
		120
Energy Equipment & Services (2.0%)
Halliburton Co.	432	17
National-Oilwell Varco, Inc.	(a)284	41
Superior Energy Services, Inc.	(a)811	29
Transocean, Inc.	(a)473	53
		140
Food & Staples Retailing (2.2%)
CVS/Caremark Corp.	1,594	63
Safeway, Inc.	955	32
SUPERVALU, Inc.	1,154	45
Whole Foods Market, Inc.	(c)315	15
		155
Food Products (1.8%)
Corn Products International, Inc.	(c)800	37
General Mills, Inc.	512	30
Kraft Foods, Inc., Class A	921	32
Tyson Foods, Inc., Class A	1,649	29
		128
Health Care Equipment & Supplies (0.9%)
Advanced Medical Optics, Inc.	(a)(c)883	27
Kinetic Concepts, Inc.	(a)(c)587	33
		60
Health Care Providers & Services (4.8%)
Aetna, Inc.	434	24
Cigna Corp.	606	32
Express Scripts, Inc.	(a)498	28
Health Net, Inc.	(a)651	35

Humana, Inc.	(a)715	50
McKesson Corp.	629	37
Quest Diagnostics, Inc.	926	54
UnitedHealth Group, Inc.	395	19
Wellpoint Health Networks, Inc.	(a)726	57
		336
Hotels Restaurants & Leisure (2.3%)
Harrah’s Entertainment, Inc.	257	22
McDonald’s Corp.	1,568	86
Wyndham Worldwide Corp.	892	29
Yum! Brands, Inc.	618	21
		158
Household Durables (1.4%)
Stanley Works (The)	529	30
Tempur-Pedic International, Inc.	(c)1,199	43
Whirlpool Corp.	293	26
		99
Household Products (0.4%)
Energizer Holdings, Inc.	(a)(c)238	26
Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The)	(a)1,019	20
Industrial Conglomerates (1.2%)
General Electric Co.	2,029	84
Insurance (6.6%)
Allstate Corp. (The)	558	32
AMBAC Financial Group, Inc.	(c)470	29
American Financial Group, Inc.	(c)795	23
American International Group, Inc.	783	53
Chubb Corp.	710	38
CNA Financial Corp.	1,145	45
Hartford Financial Services Group, Inc.	625	59
Loews Corp.	903	44
Metlife, Inc.	718	50
Philadelphia Consolidated Holding Corp.	(a)(c)585	24
Prudential Financial, Inc.	335	33
Travelers Cos., Inc. (The)	609	30
		460
Internet & Catalog Retail (0.1%)
Expedia, Inc.	(a)171	5
Internet Software & Services (1.1%)
eBay, Inc.	(a)1,151	45
McAfee, Inc.	(a)948	33
		78
IT Services (0.9%)
Accenture Ltd., Class A	830	34
Fidelity National Information Services, Inc.	656	29
		63
Leisure Equipment & Products (0.5%)
Penn National Gaming, Inc.	(a)(c)641	38
Machinery (2.8%)
AGCO Corp.	(a)489	25
Caterpillar, Inc.	321	25
Deere & Co.	436	65
Ingersoll Rand Co., Ltd., Class A	680	37
Joy Global, Inc.	412	21
Manitowoc Company, Inc. (The)	(c)530	23
		196

Media (2.6%)
Citadel Broadcasting Corp.	(c)114	@—
Comcast Corp., Class A	(a)2,269	56
Meredith Corp.	282	16
News Corp., Class A	1,477	33
Time Warner, Inc.	1,386	25
Walt Disney Co. (The)	1,488	51
		181
Metals & Mining (2.5%)
Alcan, Inc.	369	37
Alcoa, Inc.	319	12
Freeport-McMoran Copper & Gold, Inc.	209	22
Rio Tinto plc ADR	(c)83	29
Southern Copper Corp.	(c)326	40
United States Steel Corp.	302	32
		172
Multi-Utilities (0.3%)
Duke Energy Corp.	946	18
Multiline Retail (1.4%)
J.C. Penney Co., Inc.	497	32
Macy’s, Inc.	1,458	47
Nordstrom, Inc.	408	19
		98
Oil, Gas & Consumable Fuels (8.9%)
Anadarko Petroleum Corp.	342	18
Chevron Corp.	908	85
ConocoPhillips	1,428	125
ExxonMobil Corp.	2,142	198
Hess Corp.	355	24
Marathon Oil Corp.	972	56
Overseas Shipholding Group, Inc.	(c)576	44
Spectra Energy Corp	473	12
Valero Energy Corp.	907	61
		623
Personal Products (0.4%)
Alberto-Culver Co.	1,097	27
Pharmaceuticals (4.7%)
Bristol-Myers Squibb Co.	1,759	51
Johnson & Johnson	544	36
Merck & Co., Inc.	1,795	93
Schering-Plough Corp.	1,662	52
Teva Pharmaceutical Industries Ltd. ADR	773	34
Thermo Fisher Scientific, Inc.	(a)1,137	66
		332
Real Estate (0.5%)
Jones Lang LaSalle, Inc.	(c)340	35
Road & Rail (1.3%)
Burlington North Santa Fe Corp.	610	49
CSX Corp.	977	42
		91
Semiconductors & Semiconductor Equipment (1.4%)
Applied Materials, Inc.	1,031	21
Intel Corp.	1,597	41
Texas Instruments, Inc.	1,051	39
		101

Software (2.6%)
Citrix Systems, Inc.	(a)654	26
Microsoft Corp.	2,718	80
Oracle Corp.	(a)2,529	55
Synopsys, Inc.	(a)748	20
		181
Specialty Retail (0.9%)
Abercrombie & Fitch Co.	227	18
American Eagle Outfitters, Inc.	1	@—
Men’s Wearhouse, Inc.	(c)850	43
		61
Textiles, Apparel & Luxury Goods (1.2%)
Nike, Inc., Class B	608	35
Polo Ralph Lauren Corp.	232	18
VF Corp.	356	29
		82
Thrifts & Mortgage Finance (2.1%)
Countrywide Financial Corp.	(c)1,153	$22
Fannie Mae	702	43
MGIC Investment Corp.	(c)875	28
Radian Group, Inc.	(c)1,758	41
Washington Mutual, Inc.	456	16
		150
Tobacco (3.2%)
Altria Group, Inc.	1,700	118
Loews Corp. - Carolina Group	1,075	88
Reynolds American, Inc.	(c)281	18
		224
Total Common Stocks (Cost $5,695)	6,594
	Face
	Amount
	(000)
Short-Term Investments (16.6%)
Short-Term Debt Securties held as Collateral on Loaned Securities (9.9%)
AIG Match Funding Corp.,
5.73%, 10/1707	$ (h)28	28
Alliance & Leicester plc,
5.83%, 10/9/07	(h)20	20
Bancaja,
5.36%, 10/19/07	10	10
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)10	10
BASF AG,
5.36%, 10/22/07	(h)10	10
BNP Paribas plc,
5.50%, 11/19/07	(h)20	20
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	40	40
Canadian Imperial Bank of Commerece, New York,
4.92%, 10/1/07	(h)20	20
CC USA, Inc.,
4.68%, 10/1/07	(h)10	10
CIT Group Holdings.,
5.38%, 10/18/07	(h)36	36
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	80	80

Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)20	20
First Tennessee Bank,
5.76%, 10/17/07	(h)10	10
5.77%, 10/17/07	(h)40	40
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	19	19
5.82%, 10/15/07	(h)10	10
HSBC Finance Corp.,
5.81%, 10/9/07	(h)10	10
I B M Corp.,
5.79%, 10/9/07	40	40
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)20	20
Marshall & IIsley Bank,
5.37%, 12/17/07	20	20
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)30	30
National Bank of Canada,
5.66%, 10/2/07	(h)40	40
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)40	40
Nationwide Building Society,
5.28%, 12/28/07	24	24
Societe Generale, New York,
5.11%, 10/31/07	(h)49	49
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)22	22
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)14	14
		692
	Shares
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(o)468,257	468
Total Short Term Investments (Cost $1,160)		1,160
Total Investments + (110.7%) (Cost $6,855) —
Including $674 of Securities Loaned		7,754
Liabilities in Excess of Other Assets (-10.7%)		(749)
Net Assets (100%)		$7,005

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2007. At September 30, 2007, the Portfolio had loaned securities with a total value of $674,000. This was secured by collateral of $692,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of I n vestments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s in vestment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are r e corded as interest from affiliates and totaled $11,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $756,000 and $288,000, respectively.
@	Value is less than $500.
ADR	American Depositary Receipts
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $6,855,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $899,000 of which $1,121,000 related to appreciated securities and $222,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
E-Mini S&P 500	4	$308	Dec-07	$10

Morgan Stanley Institutional Fund, Inc.

Systematic Active Small Cap Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

	Shares	Value (000)
Common Stocks (90.7%)
Advertising Agencies (0.5%)
InVentiv Health, Inc.	(a)753	$33
Aerospace (1.4%)
AAR Corp.	(a)1,482	45
MTC Technologies, Inc.	(a)491	9
Sequa Corp., Class A	(a)210	35
		89
Air Transport (1.6%)
Alaska Air Group, Inc.	(a)(c)1,387	32
Bristow Group, Inc.	(a)536	23
Republic Airways Holdings, Inc.	(a)795	17
Skywest, Inc.	1,267	32
		104
Auto Parts: After Market (0.7%)
Commercial Vehicle Group, Inc.	(a)515	7
Keystone Automotive Industries, Inc.	(a)492	23
Superior Industries International, Inc.	(c)630	14
		44
Auto Parts: Original Equipment (0.1%)
Noble International Ltd.	(c)304	6
Auto Trucks & Parts (1.4%)
American Axle & Manufacturing Holdings, Inc.	1,987	50
Lear Corp.	(a)1,230	40
		90
Banks: New York City (0.6%)
Community Bank System, Inc.	(c)1,945	38
Banks: Outside New York City (5.7%)
1st Source Corp.	(c)342	8
BankFinancial Corp.	(c)2,553	40
Boston Private Financial Holdings, Inc.	(c)1,795	50
Centennial Bank Holdings, Inc.	(a)(c)3,568	23
First Bancorp	(c)4,444	42
First Community Bancorp, Inc.	(c)940	51
Imperial Capital Bancorp, Inc.	109	3
Omega Financial Corp.	(c)1,419	37
Oriental Financial Group	2,796	32
Simmons First National Corp., Class A	(c)476	13
Sun Bancorp, Inc.	(a)(c)664	12
Susquehanna Bancshares, Inc.	(c)982	20
Umpqua Holdings Corp.	(c)1,952	39
		370
Biotechnology Research & Production (2.9%)
Albany Molecular Research, Inc.	(a)(c)3,636	55
Applera Corp. - Celera Group	(a)656	9
Kendle International, Inc.	(a)(c)1,529	64
Martek Biosciences Corp.	(a)(c)1,216	35
Nabi Biopharmaceuticals	(a)(c)5,787	23

		186
Building Materials (0.4%)
NCI Building Systems, Inc.	(a)(c)626	27
Building: Air Conditioning (0.2%)
Comfort Systems USA, Inc.	821	12
Casinos & Gambling (0.0%)
Magna Entertainment Corp., Class A	(a)(c)1,095	2
Chemicals (1.6%)
Arch Chemicals, Inc.	(c)570	27
PolyOne Corp.	(a)(c)6,251	47
Spartech Corp.	1,518	26
Stepan Co.	216	6
		106
Business & Consumer Discretionary — Miscellaneous (0.3%)
Core-Mark Holding Co., Inc.	(a)(c)529	19
Commercial Information Services (0.5%)
CMGI, Inc.	(a)(c)21,825	30
Communications Technology (2.9%)
3Com Corp.	(a)(c)13,330	66
Black Box Corp.	684	29
Cbeyond, Inc.	(a)(c)1,495	61
MasTec, Inc.	(a)(c)1,335	19
Utstarcom, Inc.	(a)(c)3,122	11
		186
Computer Services Software & Systems (5.3%)
Anixter International, Inc.	(a)(c)918	76
Ariba, Inc.	(a)(c)5,905	64
CACI International, Inc., Class A	(a)(c)428	22
COMSYS IT Partners, Inc.	(a)(c)476	8
JDA Software Group, Inc.	(a)3,176	65
Mantech International Corp., Class A	(a)481	17
Mentor Graphics Corp.	(a)925	14
Openwave Systems, Inc.	(c)2,886	13
Perot Systems, Corp., Class A	(a)2,979	50
Schawk, Inc.	(c)676	15
		344
Computer Technology (1.3%)
Hutchinson Technology, Inc.	(a)(c)607	15
Imation Corp.	580	14
Palm, Inc.	(a)(c)3,258	53
		82
Construction (0.5%)
Dycom Industries, Inc.	(a)(c)1,082	33
Consumer Electronics (0.7%)
Earthlink, Inc.	(a)(c)4,666	37
iPass, Inc.	(a)1,735	7
		44
Consumer Staples — Miscellaneous (1.5%)
American Greetings Corp., Class A	(c)1,626	43
CSS Industries, Inc.	595	22
Prestige Brands Holdings, Inc.	(a)(c)3,020	33
		98
Containers & Packaging: Paper & Plastic (0.2%)
Graphic Packaging Corp.	(a)(c)2,766	13
Diversified Financial Services (0.9%)

First Niagara Financial Group, Inc.	3,857	55
Drugs & Pharmaceuticals (3.1%)
Alpharma, Inc., Class A	(c)2,155	46
Medarex, Inc.	(a)(c)1,863	26
OSI Pharmaceuticals, Inc.	(a)1,702	58
Perrigo Co.	3,122	67
		197
Electrical Equipment & Components (0.9%)
Greatbatch, Inc.	(a)(c)512	14
RF Micro Devices, Inc.	(a)(c)6,837	46
		60
Electronics (0.1%)
Multi-Fineline Electronix, Inc.	(a)499	7
Electronics: Medical Systems (0.8%)
Datascope Corp.	384	13
Hologic, Inc.	(a)(c)359	22
Zoll Medical Corp.	(a)736	19
		54
Electronics: Semi-Conductors/Components (2.2%)
Genesis Microchip, Inc.	(a)(c)1,056	8
IXYS Corp.	(a)1,404	15
Plexus Corp.	(a)(c)704	19
Powerwave Technologies, Inc.	(a)(c)1,592	10
Rogers Corp.	(a)(c)462	19
Silicon Storage Technology, Inc.	(a)8,973	29
Skyworks Solutions, Inc.	(a)(c)4,325	39
		139
Electronics: Technology (2.6%)
Checkpoint Systems, Inc.	(a)1,319	35
Cogent Communications Group, Inc., Class A	(a)(c)1,279	30
EDO Corp.	(c)635	35
Omnivision Technologies, Inc.	(a)(c)2,769	63
Zygo Corp.	(a)(c)542	7
		170
Energy Equipment (0.7%)
Exterran Holdings, Inc.	(a)580	47
Energy Miscellaneous (1.9%)
Alon USA Energy, Inc.	(c)1575	53
Callon Petroleum Co.	(a)(c)675	9
Harvest Natural Resources, Inc.	(a)(c)877	11
Mariner Energy, Inc.	(a)(c)805	17
Pioneer Drilling Co.	(a)(c)1,345	16
Swift Energy Co.	(a)418	17
		123
Entertainment (1.1%)
Bluegreen Corp.	(a)(c)3,561	28
Carmike Cinemas, Inc.	(c)202	4
Take-Two Interactive Software, Inc.	(a)(c)2,433	41
		73
Finance Companies (0.5%)
Accredited Home Lenders Holding Co.	(a)(c)935	11
Asta Funding, Inc.	(c)481	18
		29
Financial Miscellaneous (0.9%)
Aspen Insurance Holdings Ltd.	458	13

Federal Agricultural Mortgage Corp., Class C	213	6
Montpelier Re Holdings Ltd.	(c)689	12
Odyssey Re Holdings Corp.	(c)277	11
Platinum Underwriters Holdings Ltd.	368	13
		55
Foods (0.4%)
Pilgrim’s Pride Corp.	(c)710	25
Forest Products (0.1%)
Universal Forest Products, Inc.	(c)297	9
Health Care Facilities (0.9%)
Psychiatric Solutions, Inc.	(a)1,422	56
Health Care Management Services (0.3%)
Molina Healthcare, Inc.	(a)(c)564	20
Health Care — Miscellaneous (0.2%)
Medical Action Industries, Inc.	(a)439	10
Health Care Services (0.9%)
Bio-Reference Labs, Inc.	(a)(c)1,000	34
Sunrise Senior Living, Inc.	(a)(c)647	23
		57
Homebuilding (0.1%)
WCI Communities, Inc.	(a)(c)1,140	7
Hotel/Motel (0.6%)
Lodgian, Inc.	(a)(c)3,381	40
Household Furnishings (0.3%)
Hooker Furniture Corp.	361	7
La-Z-Boy, Inc.	(c)1,115	8
Lifetime Brands, Inc.	(c)228	5
		20
Industrial Products (0.9%)
A.M. Castle & Co.	892	29
Mueller Industries, Inc.	710	26
		55
Insurance: Life (0.6%)
Kansas City Life Insurance Co.	(c)49	2
Presidential Life Corp.	(c)2,065	35
		37
Insurance: Multi-Line (0.0%)
Independence Holding Co.	129	3
Insurance: Property & Casualty (1.2%)
Commerce Group, Inc.	(c)1,862	55
Selective Insurance Group	(c)962	20
		75
Investment Management Companies (1.5%)
Apollo Investment Corp.	(c)2,415	50
Capital Southwest Corp.	(c)126	16
Friedman Billings Ramsey Group, Inc.	5,860	27
Gladstone Capital Corp.	(c)248	5
		98
Leisure Time (0.1%)
Steinway Musical Instruments	(c)142	4
Machine Tools (0.6%)
Regal-Beloit Corp.	(c)791	38
Machinery & Engineering (0.5%)
Applied Industrial Technologies, Inc.	(c)1,090	34
Machinery: Engines (0.7%)

Briggs & Stratton Corp.	(c)1,830	46
Machinery: Oil Well Equipment & Services (1.1%)
Lufkin Industries, Inc.	637	35
Oil States International, Inc.	(a)774	37
		72
Manufactured Housing (0.1%)
Skyline Corp.	(c)288	9
Manufacturing (1.6%)
Acuity Brands, Inc.	759	38
Ameron International Corp.	(c)317	34
EnPro Industries, Inc.	(a)798	32
		104
Materials & Processing — Miscellaneous (0.2%)
USEC, Inc.	(a)(c)1,526	16
Medical & Dental Instruments & Supplies (1.8%)
Inverness Medical Innovations, Inc.	(a)1,072	59
Sonic Innovations, Inc.	(a)(c)820	8
STERIS Corp.	1,731	47
		114
Medical Services (0.4%)
Magellan Health Services, Inc.	(a)621	25
Metal Fabricating (0.2%)
Encore Wire Corp.	556	14
Office Furniture & Business Equipment (0.8%)
Herman Miller, Inc.	775	21
IKON Office Solutions, Inc.	2,348	30
		51
Oil: Crude Producers (0.9%)
Edge Petroleum Corp.	(a)(c)595	8
Stone Energy Corp.	(a)1,215	48
		56
Paper (1.0%)
Bowater, Inc.	2,523	38
Rock-Tenn Co.	866	25
		63
Production Technology Equipment (0.5%)
Credence Systems Corp.	(a)(c)11,340	35
Publishing: Miscellaneous (0.7%)
Scholastic Corp.	(a)1,365	48
Real Estate Investment Trusts (REIT) (5.3%)
American Financial Realty Trust REIT	4,960	40
Anthracite Capital, Inc. REIT	(c)1,057	10
BioMed Realty Trust, Inc. REIT	(c)1,975	48
Deerfield Triarc Capital Corp.	(c)2,663	24
Equity One, Inc. REIT	(c)1,719	47
Lexington Realty Trust REIT	(c)2,446	49
Pennsylvania Real Estate Investment Trust REIT	(c)1,182	46
RAIT Investment Trust REIT	(c)1,868	15
Realty Income Corp. REIT	(c)2,087	58
Tarragon Corp.	(a)(c)850	2
		339
Restaurants (0.8%)
Bob Evans Farms, Inc.	1,406	42
O’Charleys, Inc.	699	11
		53

Retail (4.7%)
Bon-Ton Stores, Inc. (The)	(c)256	6
Borders Group, Inc.	(c)2,501	33
Brown Shoe Co., Inc.	267	5
Cabela’s, Inc., Class A	(a)(c)1,868	44
Cato Corp. (The), Class A	1,674	34
Central Garden & Pet Co., Class A	(a)856	8
Charming Shoppes, Inc.	(a)(c)4,436	37
Collective Brands, Inc.	(a)1,743	38
Conn’s, Inc.	(a)(c)573	14
Jo-Ann Stores, Inc.	(a)229	5
Lawson Products, Inc.	228	8
Pantry, Inc. (The)	(a)(c)345	9
Regis Corp.	1,058	34
Stein Mart, Inc.	1,451	11
World Fuel Services Corp.	(c)477	20
		306
Savings & Loan (1.0%)
Flagstar Bancorp, Inc.	(c)1,039	10
KNBT Bancorp, Inc.	(c)755	13
NewAlliance Bancshares, Inc.	(c)1,976	29
United Community Financial Corp.	(c)645	5
Westfield Financial, Inc.	(c)665	6
		63
Services: Commercial (3.3%)
AMN Healthcare Services, Inc.	(a)666	12
BearingPoint, Inc.	(a)(c)3,627	15
Kelly Services, Inc., Class A	1,354	27
Kforce, Inc.	(a)(c)3,710	48
Labor Ready, Inc.	(a)(c)1,055	19
Live Nation, Inc.	(a)(c)2,398	51
MPS Group, Inc.	(a)1,177	13
PHH Corp.	(a)1,094	29
		214
Shoes (0.1%)
Shoe Carnival, Inc.	(a)(c)333	5
Steel (1.2%)
Ryerson, Inc.	(c)952	32
Schnitzer Steel Industries, Inc.	(c)443	32
Wheeling-Pittsburgh Corp.	(a)(c)609	12
		76
Telecommunications Equipment (1.1%)
Andrew Corp.	(a)4,894	68
Textile Apparel Mfrs (1.2%)
Kellwood Co.	(c)604	10
Warnaco Group, Inc. (The)	(a)1,751	69
		79
Textile Products (0.2%)
Unifirst Corp.	277	10
Tobacco (0.4%)
Alliance One International, Inc.	(a)(c)1,377	9
Universal Corp.	(c)334	16
		25
Transportation Miscellaneous (0.6%)
Pacer International, Inc.	1,640	31

Saia, Inc.	(a)495	8
		39
Truckers (0.3%)
Arkansas Best Corp.	(c)237	8
Old Dominion Freight Line, Inc.	(a)(c)592	14
		22
Utilities: Electrical (1.8%)
PNM Resources, Inc.	1,852	43
Unisource Energy Corp.	592	18
Westar Energy, Inc.	2,260	55
		116
Utilities: Gas Distributors (1.1%)
Laclede Group, Inc. (The)	579	19
New Jersey Resources Corp.	(c)388	19
Northwestern Corp.	520	14
WGL Holdings, Inc.	(c)618	21
		73
Utilities: Telecommunications (0.2%)
North Pittsburgh Systems, Inc.	422	10
Wholesale & International Trade (0.7%)
Central European Distribution Corp.	(a)(c)1,003	48
Wholesalers (1.5%)
BlueLinx Holdings, Inc.	(c)761	5
Building Material Holding Corp.	(c)452	5
United Stationers, Inc.	(a)928	52
Watsco, Inc.	772	36
		98
Total Common Stocks (Cost $6,124)		5,850
	Face Amount (000)
Short-Term Investment (42.3%)
Short-Term Debt Securities held as Collateral on Loaned Securities (32.1%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$ (h)84	84
Alliance & Leicester plc,
5.83%, 10/9/07	(h)60	60
Bancaja,
5.36%, 10/19/07	30	30
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)30	30
BASF AG,
5.36%, 10/22/07	(h)30	30
BNP Paribas plc,
5.50%, 11/19/07	(h)60	60
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	120	120
Canadian Imperial Bank of Commerece, New York,
4.92%, 10/1/07	(h)60	60
CC USA, Inc.,
4.68%, 10/1/07	(h)30	30
CIT Group Holdings.,
5.38%, 10/18/07	(h)108	108
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	239	239

Credit Suisse First Boston, New York,	(h)60	60
4.82%, 10/1/07
First Tennessee Bank,	(h)30	30
5.76%, 10/17/07	(h)120	120
5.77%, 10/17/07
Goldman Sachs Group, Inc.,	57	57
5.37%, 10/1/07	(h)30	30
5.82%, 10/15/07
HSBC Finance Corp.,	(h)30	30
5.81%, 10/9/07
IBM Corp.,	120	120
5.79%, 10/9/07
Macquarie Bank Ltd.,	(h)60	60
5.17%, 10/22/07
Marshall & IIsley Bank,	61	61
5.37%, 12/17/07
Metropolitan Life Global Funding,	(h)90	90
5.13%, 10/22/07
National Bank of Canada,	(h)120	120
5.66%, 10/2/07
National Rural Utilities Cooperative Finance Corp.,	(h)120	120
5.73%, 10/1/07
Nationwide Building Society,	70	70
5.28%, 12/28/07
Societe Generale, New York,	(h)145	145
5.11%, 10/31/07
Unicredito Delaware, Inc.,	(h)66	66
5.77%, 10/15/07
Unicredito Italiano Bank (Ireland) plc,	(h)42	42
5.84%, 10/9/07		2,072
	Shares
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(o)655,526	656
Total Short Term Investments (Cost 2,728)		2,728
Total Investments + (133.0%) (Cost $8,852) —
Including $1,990 of Securities Loaned		8,578
Liabilities in Excess of Other Assets (-33.0%)		(2,127)
Net Assets (100%)		$6,451

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2007. The Portfolio had loaned securities with a total value of $1,990,000. This was secured by collateral of $2,072,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $9,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $873,000 and $217,000, respectively.
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $8,852,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $274,000 of which $599,000 related to appreciated securities and $873,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Russell Mini	4	$325	Dec-07	$13

Morgan Stanley Institutional Fund, Inc.
Systematic Active Small Cap Growth Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (88.5%)
Aerospace (1.5%)
AAR Corp.	(a)1,213	$37
Esterline Technologies Corp.	(a)1,266	72
		109
Air Transport (0.4%)
Alaska Air Group, Inc.	(a)(c)505	12
ExpressJet Holdings, Inc.	(a)(c)1,786	5
Skywest, Inc.	523	13
		30
Auto Parts: After Market (0.5%)
Keystone Automotive Industries, Inc.	(a)800	38
Auto Parts: Original Equipment (0.1%)
Noble International Ltd.	(c)310	7
Auto, Trucks & Parts (0.5%)
Accuride Corp.	(a)991	12
Lear Corp.	(a)779	25
		37
Automobiles (0.2%)
Navistar International Corp.	(a)252	16
Banks: Outside New York City (1.5%)
International Bancshares Corp.	(c)1,762	38
Investors Bancorp, Inc.	(a)(c)1,051	15
Southside Bankchares, Inc.	(c)278	6
SVB Financial Group	(a)(c)742	35
Wintrust Financial Corp.	(c)320	14
		108
Biotechnology Research & Production (3.2%)
Albany Molecular Research, Inc.	(a)1,823	27
Idenix Pharmaceuticals, Inc.	(a)2,308	7
Kendle International, Inc.	(a)(c)1,556	65
Lexicon Genetics, Inc.	(a)(c)12,795	44
Martek Biosciences Corp.	(a)(c)576	17
PRA International	(a)(c)661	19
Qiagen N.V.	(a)(c)2,070	40
Telik, Inc.	(a)(c)4,839	14
		233
Building Materials (0.1%)
NCI Building Systems, Inc.	(a)(c)232	10
Building: Plumbing & Heating (0.4%)
Interline Brands, Inc.	(a)1,147	26
Casinos & Gambling (0.5%)
MTR Gaming Group, Inc.	(a)(c)611	6
Pinnacle Entertainment, Inc.	(a)1,173	32
		38
Chemicals (1.4%)
Arch Chemicals, Inc.	410	19
Hercules, Inc.	3,129	66

Olin Corp.	714	16
		101
Coal (0.7%)
Alpha Natural Resources, Inc.	(a)1,393	32
International Coal Group, Inc.	(a)3,085	14
Westmoreland Coal Co.	(a)166	3
		49
Commercial Information Services (0.2%)
infoUSA, Inc.	(c)1,377	13
Communications & Media (0.9%)
Cbeyond Communications	(a)(c)1,527	62
Communications Technology (1.1%)
RealNetworks, Inc.	(a)(c)1,733	12
SAVVIS, Inc.	(a)(c)574	22
Standard Micosystems Corp.	(a)(c)572	22
Tekelec	(a)(c)1,001	12
UTstarcom, Inc.	(a)(c)3,139	12
		80
Computer Services Software & Systems (7.3%)
Anixter International, Inc.	(a)(c)906	75
Brocade Communications Systems, Inc.	(a)1,693	14
CACI International, Inc., Class A	(a)704	36
COMSYS IT Partners, Inc.	(a)(c)491	8
iGate Corp.	(a)(c)2,680	23
JDA Software Group, Inc.	(a)2,588	53
Manhattan Associates, Inc.	(a)1,993	55
Mantech International Corp., Class A	(a)393	14
Mercury Computer Systems, Inc.	(a)(c)531	5
Ness Technologies, Inc.	(a)(c)3,361	37
Progress Software Corp.	(a)1,434	43
Schawk, Inc.	(c)663	15
SRA International, Inc.	(a)(c)1,447	41
Vignette Corp.	(a)2,683	54
Wind River Systems	(a)4,552	54
		527
Computer Technology (0.1%)
Radisys Corp.	(a)(c)807	10
Construction (0.3%)
Granite Construction, Inc.	(c)439	23
Consumer Electronics (0.9%)
Infospace, Inc.	2,287	40
iPass, Inc.	(a)(c)6,968	29
		69
Consumer Staples — Miscellaneous (0.3%)
ACCO Brands Corp.	(a)(c)573	13
Jarden Corp.	(a)343	11
Parlux Fragrances, Inc.	(a)404	1
		25
Containers & Packaging: Paper & Plastic (0.8%)
Silgan Holdings, Inc.	1,109	60
Diversified Financial Services (0.5%)
Knight Capital Group, Inc.	(a)3,295	39
Drug & Grocery Store Chains (0.2%)
Casey’s General Stores, Inc.	449	12

Drugs & Pharmaceuticals (5.1%)
Hi-Tech Pharmacal Co., Inc.	(a)(c)1,156	14
Medicis Pharmaceuticals, Class A	(c)1,485	45
OSI Pharmaceuticals, Inc.	(a)(c)2,082	71
Perrigo Co.	(c)2,864	61
Pharmion Corp.	(a)(c)1,966	91
Salix Pharmaceuticals Ltd.	(a)(c)3,893	48
Valeant Pharmaceuticals International	(a)2,320	36
		366
Education Services (1.0%)
Corinthian Colleges, Inc.	(a)(c)4,684	75
Electrical & Electronics (0.3%)
TTM Technologies, Inc.	(a)(c)1,781	21
Electrical Equipment & Components (1.4%)
Genlyte Group, Inc.	(a)871	56
Greatbatch, Inc.	(a)(c)514	14
RF Micro Devices, Inc.	(a)(c)5,126	34
		104
Electronics (0.2%)
Avid Technology, Inc.	(a)(c)411	11
Electronics: Instruments Gauges & Meters (0.2%)
Watts Water Technologies, Inc., Class A	(c)372	11
Electronics: Medical Systems (1.1%)
Bruker BioSciences Corp.	(a)(c)5,803	51
Candela Corp.	(a)(c)1,236	10
Zoll Medical Corp.	(a)726	19
		80
Electronics: Semi-Conductors/Components (3.9%)
Amkor Technology, Inc.	(a)(c)3,582	41
Benchmark Electronics, Inc.	(a)1,653	39
Genesis Microchip, Inc.	(a)(c)1,471	12
Ikanos Communications, Inc.	(a)1,986	11
IXYS Corp.	(a)(c)1,022	11
ON Semiconductor Corp.	(a)(c)5,689	72
Photon Dynamics, Inc.	(a)(c)316	3
Plexus Corp.	(a)2,054	56
Skyworks Solutions, Inc.	(a)(c)4,436	40
		285
Electronics: Technology (2.0%)
EDO Corp.	(c)1,048	59
Omnivision Technologies, Inc.	(a)(c)3,306	75
Secure Computing Corp.	(a)(c)1,367	13
		147
Energy — Miscellaneous (2.0%)
Alon USA Energy, Inc.	(c)1,210	41
Energy Partners Ltd.	(a)707	10
Grey Wolf, Inc.	(a)(c)5,913	39
Helix Energy Solutions Group, Inc.	(a)(c)360	15
Mariner Energy, Inc.	(a)(c)1,141	24
Swift Energy Co.	(a)315	13
		142
Entertainment (0.5%)
Take-Two Interactive Software, Inc.	(a)(c)2,245	38
Finance Companies (0.3%)
Asta Funding, Inc.	(c)526	20

Financial — Miscellaneous (0.7%)
Advanta Corp., Class B	(c)1,456	40
Harris & Harris Group, Inc.	(a)1,285	14
		54
Forest Products (0.2%)
Universal Forest Products, Inc.	379	11
Glass (0.4%)
Apogee Enterprises, Inc.	(c)1,000	26
Health Care Facilities (1.3%)
Medcath Corp.	(a)630	17
Psychiatric Solutions, Inc.	(a)1,825	72
VistaCare, Inc., Class A	(a)(c)527	3
		92
Health Care Management Services (0.7%)
Centene Corp.	(a)253	5
HealthExtras, Inc.	(a)670	19
Molina Healthcare, Inc.	(a)463	17
Sierra Health Services, Inc.	(a)242	10
		51
Health Care — Miscellaneous (0.4%)
Medical Action Industries, Inc.	(a)540	13
NBTY, Inc.	(a)365	15
		28
Health Care Services (1.5%)
Amedisys, Inc.	(a)(c)1,166	45
Matria Healthcare, Inc.	(a)(c)216	6
Sunrise Senior Living, Inc.	(a)(c)1,558	55
		106
Homebuilding (0.2%)
Brookfield Homes Corp.	(c)463	8
M/I Homes, Inc.	(c)347	5
		13
Hotel/Motel (0.2%)
Lodgian, Inc.	(a)(c)971	11
Household Furnishings (0.3%)
American Woodmark Corp.	(c)286	7
Lifetime Brands, Inc.	(c)890	18
		25
Identification Control & Filter Devices (0.1%)
X-Rite, Inc.	387	6
Industrial Products (0.8%)
A.M. Castle & Co.	1,340	44
Mueller Industries, Inc.	419	15
		59
Insurance: Multi-Line (0.1%)
Corvel Corp.	(a)276	6
Investment Management Companies (1.0%)
Jefferies Group, Inc.	539	15
National Financial Partners Corp.	(c)1,036	55
		70
Machine Tools (0.2%)
Regal-Beloit Corp.	(c)304	15
Machinery & Engineering (0.9%)
Applied Industrial Technologies, Inc.	(c)1,278	39
Sauer-Danfoss, Inc.	(c)939	25

		64
Machinery: Construction & Handling (1.0%)
Astec Industries, Inc.	(a)1,326	76
Machinery: Industrial/Specialty (0.2%)
Columbus McKinnon Corp.	(a)528	13
Machinery: Oil Well Equipment & Services (1.5%)
Complete Production Services, Inc.	(a)2,298	47
Gulf Island Fabrication, Inc.	366	14
Oil States International, Inc.	(a)350	17
W-H Energy Services, Inc.	(a)394	29
		107
Machinery: Specialty (0.5%)
Semitool, Inc.	(a)(c)3,578	35
Manufactured Housing (0.6%)
Palm Harbor Homes, Inc.	(a)679	8
Winnebago Industries, Inc.	1,456	35
		43
Manufacturing (2.4%)
Smith (A.O.) Corp.	355	15
Actuant Corp., Class A	(c)980	64
Acuity Brands, Inc.	(c)1,083	55
Barnes Group, Inc.	(c)1,206	39
		173
Medical & Dental Instruments & Supplies (4.2%)
Arrow International, Inc.	1,705	78
Inverness Medical Innovations, Inc.	(a)1,238	68
Lifecell Corp.	(a)(c)1,954	73
Sonic Innovations, Inc.	(a)(c)950	9
STERIS Corp.	463	13
West Pharmacetical Services, Inc.	(c)1,437	60
		301
Medical Services (0.6%)
Parexel International Corp.	(a)1,048	43
Metal Fabricating (0.2%)
Superior Essex, Inc.	(a)(c)392	15
Metals & Minerals — Miscellaneous (0.5%)
Brush Wellman, Inc.	(a)(c)704	37
Multi-Sector Companies (0.3%)
Lancaster Colony Corp.	648	25
Office Furniture & Business Equipment (0.6%)
Herman Miller, Inc.	1,237	34
Kimball International, Inc., Class B	640	7
		41
Offshore Drilling (0.1%)
Hercules Offshore, Inc.	(a)231	6
Oil: Crude Producers (0.9%)
PetroHawk Energy Corp.	(a)3,789	62
Pollution Control & Environmental Services (0.4%)
Darling International, Inc.	(a)(c)3,208	32
Printing & Copying Services (0.4%)
Consolidated Graphics, Inc.	(a)459	29
Production Technology Equipment (0.6%)
Mattson Technology, Inc.	(a)(c)3,320	29
MTS Systems Corp.	(c)394	16
		45

Radio & TV Broadcasters (0.3%)
World Wrestling Entertainment, Inc.	(c)1,294	19
Real Estate Investment Trusts (REIT) (3.7%)
Alexandria Real Estate Equities, Inc. REIT	(c)642	62
BioMed Realty Trust, Inc. REIT	564	14
Eastgroup Properties, Inc. REIT	(c)1,150	52
Kite Realty Group Trust REIT	1,872	35
Mid-America Apartment Communities, Inc. REIT	(c)916	46
National Health Investors, Inc. REIT	1,500	46
Resource Capital Corp. REIT	(c)893	10
		265
Restaurants (0.7%)
Rare Hospitality International, Inc.	(a)(c)1,327	51
Retail (8.1%)
1-800-FLOWERS.COM, Inc., Class A	(a)(c)739	9
America’s Car-Mart, Inc.	(a)(c)206	2
Brown Shoe Co., Inc.	1,576	31
Build-A-Bear Workshop, Inc.	(a)(c)559	10
Central Garden & Pet Co.	(a)(c)688	6
Charming Shoppes, Inc.	(a)(c)1,220	10
Childrens Place Retail Stores, Inc. (The)	(a)(c)1,179	29
CKE Restaurants, Inc.	(c)2,464	40
Collective Bancorp, Inc.	(a)(c)1,844	41
Conn’s, Inc.	(a)(c)879	21
Dress Barn, Inc.	(a)(c)870	15
Drugstore.com, Inc.	(a)2,007	6
Jack In The Box, Inc.	(a)871	56
Leapfrog Enterprises, Inc.	(a)1,169	10
MarineMax, Inc.	(a)(c)447	6
Morton’s Restaurant Group, Inc.	(a)(c)2,054	33
New York & Co., Inc.	(a)(c)3,530	21
Nu Skin Enterprises, Inc., Class A	(c)804	13
Pantry, Inc. (The)	(a)(c)1,175	30
Priceline.com, Inc.	(a)(c)1,253	111
Ruby Tuesday, Inc.	(c)2,050	38
School Specialty, Inc.	(a)(c)741	26
World Fuel Services Corp.	644	26
		590
Savings & Loan (0.3%)
NewAlliance Bancshares, Inc.	(c)1,424	21
Securities Brokerage & Services (0.1%)
MarketAxess Holdings, Inc.	(a)(c)237	4
Services: Commercial (4.7%)
Aaron Rents, Inc.	1,116	25
AMN Healthcare Services, Inc.	(a)(c)1,168	22
Barrett Business Services	289	7
Hudson Highland Group, Inc.	(a)(c)2,793	36
Kelly Services, Inc., Class A	(c)1,565	31
Kforce, Inc.	(a)3,857	50
Labor Ready, Inc.	(a)2,454	45
Live Nation, Inc.	(a)2,316	49
Monro Muffler, Inc.	475	16
MPS Group, Inc.	(a)1,638	18
Spherion Corp.	(a)5,333	44
		343

Steel (0.3%)
AK Steel Holding Corp.	(a)445	20
Telecommunications Equipment (0.8%)
Arris Group, Inc.	(a)4,155	51
Radyne Corp.	(a)369	4
Symmetricom, Inc.	(a)(c)1,087	5
		60
Textile Apparel Manufacturers (1.8%)
Quiksilver, Inc.	(a)(c)4,362	62
Warnaco Group, Inc. (The)	(a)1,810	71
		133
Transportation — Miscellaneous (0.7%)
Dynamex, Inc.	(a)(c)273	7
Greenbrier Companies, Inc.	361	10
Old Dominion Freight Line	(a)(c)609	15
Pacer International, Inc.	1,110	21
		53
Utilities: Telecommunications (0.6%)
Centennial Communications Corp.	(a)4,187	42
Wholesale & International Trade (0.7%)
Central European Distribution Corp.	(a)(c)1,110	53
Wholesalers (0.1%)
WESCO International, Inc.	(a)232	10
Total Common Stocks (Cost $6,276)		6,406

	Face
	Amount
	(000)
Short-Term Investments (44.2%)
Short-Term Debt Securties held as Collateral on Loaned Securities (32.0%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$95	(h)95
Alliance & Leicester plc,
5.83%, 10/9/07	(h)67	67
Bancaja,
5.36%, 10/19/07	34	34
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)34	34
BASF AG,
5.36%, 10/22/07	(h)34	34
BNP Paribas plc,
5.50%, 11/19/07	(h)67	67
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	134	134
Canadian Imperial Bank of Commerece, New York,
4.92%, 10/1/07	(h)67	67
CC USA, Inc.,
4.68%, 10/1/07	(h)34	34
CIT Group Holdings.,
5.38%, 10/18/07	(h)121	121
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	266	266
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)67	67
First Tennessee Bank,
5.76%, 10/17/07	(h)34	34

5.77%, 10/17/07	(h)134	134
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	63	63
5.82%, 10/15/07	(h)34	34
HSBC Finance Corp.,	(h)34	34
5.81%, 10/9/07
IBM Corp.,	134	134
5.79%, 10/9/07
Macquarie Bank Ltd.,	(h)67	67
5.17%, 10/22/07
Marshall & IIsley Bank,	67	67
5.37%, 12/17/07
Metropolitan Life Global Funding,	(h)101	101
5.13%, 10/22/07
National Bank of Canada,	(h)134	134
5.66%, 10/2/07
National Rural Utilities Cooperative Finance Corp.,	(h)134	134
5.73%, 10/1/07
Nationwide Building Society,	78	78
5.28%, 12/28/07
Societe Generale, New York,	(h)161	161
5.11%, 10/31/07
Unicredito Delaware, Inc.,	(h)74	74
5.77%, 10/15/07
Unicredito Italiano Bank (Ireland) plc,	(h)47	47
5.84%, 10/9/07
		2,316
	Shares
Investment Company (12.2%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(o)884,745	885
Total Short-Term Investments (Cost $3,201)		3,201
Total Investments + (132.7%) (Cost $9,477) —
Including $2,240 of Securities Loaned		9,607
Liabilities in Excess of Other Assets (-32.7%)		(2,365)
Net Assets (100%)		$7,242

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2007. The Portfolio had loaned securities with a total value of $2,240,000. This was secured by collateral of $2,316,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $13,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $1,107,000 and $222,000, respectively.

REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $9,477,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $130,000 of which $899,000 related to appreciated securities and $769,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
E-Mini Russell 2000
	6	$488	Dec-07	$20

Morgan Stanley Institutional Fund, Inc.
Systematic Active Small Cap Value Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (92.4%)
Aerospace (0.6%)
Sequa Corp., Class A	(a)244	$40
Air Transport (1.4%)
Continental Airlines, Inc., Class B	(a)507	17
PHI, Inc. (Non-Voting Shares)	(a)(c)1,056	32
Republic Airways Holdings, Inc.	(a)795	17
Skywest, Inc.	1,048	26
		92
Auto Parts: After Market (0.1%)
Commercial Vehicle Group, Inc.	(a)(c)553	7
Auto, Trucks & Parts (1.5%)
American Axle & Manufacturing Holdings, Inc.	1,184	30
Lear Corp.	(a)1,511	48
Modine Manufacturing Co.	695	19
		97
Automobiles (0.2%)
Navistar International Corp.	(a)(c)249	15
Banks: New York City (0.6%)
Community Bank System, Inc.	(c)1,966	38
Banks: Outside New York City (9.9%)
1st Source Corp.	(c)614	14
Alabama National Bancorp	403	31
BankFinancial Corp.	(c)2,326	37
Banner Corp.	(c)446	15
Boston Private Financial Holdings, Inc.	(c)957	27
Cadence Financial Corp.	124	2
Centennial Bank Holdings, Inc.	(a)(c)4,353	28
Central Pacific Financial Corp.	(c)1,694	49
Chemical Financial Corp.	(c)1,388	34
Citizens First Bancorp, Inc.	233	4
First Bancorp	(c)5,311	50
First Citizens BancShares, Inc., Class A	77	13
First Community Bancorp	(c)748	41
First Merchants Corp.	(c)635	14
Franklin Bank Corp.	(a)662	6
Freemont General Corp.	(c)2,103	8
GB&T Bancshares, Inc.	768	10
Imperial Capital Bancorp, Inc.	109	3
Irwin Financial Corp.	(c)1,888	21
MainSource Financial Group, Inc.	(c)426	7
MBT Financial Corp.	(c)326	4
Omega Financial Corp.	(c)1,242	33
Oriental Financial Group	927	11
Provident Bancshares Corp.	1,115	35
Security Bank Corp.	(c)208	3
Simmons First National Corp., Class A	(c)857	22

South Financial Group, Inc.	(c)787	18
Sun Bancorp, Inc.	(a)(c)677	12
Susquehanna Bancshares, Inc.	(c)2,522	51
Umpqua Holdings Corp.	(c)1,192	24
W Holding Company, Inc.	(c)5,667	13
		640
Biotechnology Research & Production (1.7%)
Albany Molecular Research, Inc.	(a)(c)1,191	18
Cambrex Corp.	568	6
Martek Biosciences Corp.	(a)(c)1,983	57
PharmaNet Development Group, Inc.	(a)(c)921	27
		108
Building: Air Conditioning (0.2%)
Comfort Systems USA, Inc.	(c)1,136	16
Chemicals (2.6%)
A. Schulman, Inc.	(c)2,096	41
Georgia Gulf Corp.	(c)1,155	16
Olin Corp.	799	18
PolyOne Corp.	(a)(c)3,368	25
Rockwood Holdings, Inc.	(a)1,837	66
		166
Coal (0.8%)
International Coal Group, Inc.	(a)(c)9,038	40
Massey Energy Co.	600	13
		53
Commercial Information Services (0.5%)
CMGI, Inc.	(a)(c)24,710	34
Communications Technology (0.8%)
Black Box Corp.	(c)831	36
Utstarcom, Inc.	(a)(c)3,539	13
		49
Computer Services Software & Systems (2.7%)
Anixter International, Inc.	(a)254	21
Borland Software Corp.	(a)(c)2,803	12
JDA Software Group, Inc.	(a)2,374	49
Perot Systems Corp., Class A	(a)3,768	64
Schawk, Inc.	(c)1,162	26
		172
Computer Technology (1.3%)
Hutchinson Technology, Inc.	(a)(c)242	6
Imation Corp.	1,323	33
Palm, Inc.	(a)(c)2,657	43
Quantum Corp.	(a)616	2
		84
Consumer Staples — Miscellaneous (0.2%)
Jarden Corp.	(a)398	12
Diversified (0.1%)
Hudson Highland Group, Inc.	(a)(c)698	9
Diversified Financial Services (1.2%)
First Niagara Financial Group, Inc.	4,349	62
Knight Capital Group, Inc., Class A	(a)1,503	18
		80
Drug & Grocery Store Chains (0.5%)
Casey’s General Stores, Inc.	(c)1,097	30

Spartan Stores, Inc.	(c)225	5
		35
Drugs & Pharmaceuticals (1.0%)
Perrigo Co.	2,959	63
Electronics (0.5%)
Avid Technology, Inc.	(a)(c)1,021	28
Methode Electonics, Inc.	(c)268	4
		32
Electronics: Semi-Conductors/Components (3.2%)
Benchmark Electronics, Inc.	(a)2,332	56
Conexant Systems, Inc.	(a)(c)27,031	32
Cubic Corp.	1,260	53
Genesis Microchip, Inc.	(a)(c)785	6
Powerwave Technologies, Inc.	(a(c)2,758	17
Silicon Storage Technology	(a)(c)6,691	22
Technitrol, Inc.	874	24
		210
Electronics: Technology (0.8%)
Checkpoint Systems, Inc.	(a)1,550	41
Cogent Communications Group, Inc.	(a)513	12
		53
Energy — Miscellaneous (1.1%)
Alon USA Energy, Inc.	(c)319	11
Callon Petroleum Co.	(a)(c)3,541	49
Harvest Natural Resources, Inc.	(a)(c)1,104	13
		73
Engineering & Contracting Services (1.2%)
Emcor Group, Inc.	(a)1,980	62
URS Corp.	(a)265	15
		77
Entertainment (1.4%)
Bluegreen Corp.	(a)(c)3,238	25
Carmike Cinemas	(c)1,098	20
Take-Two Interactive Software, Inc.	(a)(c)2,797	48
		93
Finance Companies (0.3%)
Accredited Home Lenders Holding Co.	(a)(c)665	8
MCG Capital Corp.	944	13
		21
Financial — Miscellaneous (2.3%)
Advanta Corp., Class B	(c)903	25
Aspen Insurance Holdings Ltd.	1,271	36
Deluxe Corp.	1,115	41
Endurance Specialty Holdings Ltd.	371	15
Federal Agricultural Mortgage Corp., Class C	284	8
Odyssey Re Holdings Corp.	561	21
		146
Foods (1.7%)
Del Monte Corp.	1,201	12
Pilgrim’s Pride Corp.	(c)931	32
Ralcorp Holdings, Inc.	(a)158	9
Ruddick Corp.	(c)1,331	45
Smithfield Foods, Inc.	(a)439	14
		112

Health Care Facilities (0.2%)
National Healthcare Corp.	(c)214	11
Health Care Services (1.8%)
Alliance Imaging, Inc.	(a)(c)354	3
AMERIGROUP Corp.	(a)1,509	52
Odyssey HealthCare, Inc.	(a)1,210	12
Sunrise Senior Living, Inc.	(a)(c)1,447	51
		118
Homebuilding (0.8%)
Beazer Homes USA, Inc.	(c)832	7
Hovnanian Enterprises, Inc., Class A	(a)(c)1,995	22
Meritage Homes Corp.	(a)(c)937	13
Orleans Homebuilders, Inc.	(c)295	2
TOUSA, Inc.	(c)297	@—
WCI Communities, Inc.	(a)(c)1,319	8
		52
Household Furnishings (0.3%)
La-Z-Boy, Inc.	(c)2,447	18
Industrial Products (1.3%)
A.M. Castle & Co.	1,070	35
Commercial Metals Co.	406	13
Mueller Industries, Inc.	943	34
		82
Insurance: Life (0.7%)
American Equity Investment Life Holding Co.	(c)123	1
Conseco, Inc.	(a)669	11
Delphi Financial Group, Inc.	848	34
		46
Insurance: Multi-Line (0.2%)
Hanover Insurance Group, Inc. (The)	298	13
Insurance: Property & Casualty (1.5%)
Commerce Group, Inc.	(c)2,276	67
LandAmerica Financial Group, Inc.	(c)735	29
		96
Investment Management Companies (3.0%)
Apollo Investment Corp.	3,264	68
Capital Southwest Corp.	90	11
Friedman Billings Ramsey Group, Inc., Class A	(c)7,781	36
KKR Financial Holdings, LLC	(c)599	10
MVC Capital, Inc.	(c)1,707	32
Piper Jaffray Cos.	(a)(c)710	38
		195
Machine Tools (0.6%)
Regal-Beloit Corp.	(c)749	36
Machinery: Engines (0.7%)
Briggs & Stratton Corp.	(c)1,813	46
Machinery: Oil Well Equipment & Services (0.1%)
Parker Drilling Co.	(a)(c)985	8
Manufacturing (2.0%)
Acuity Brands, Inc.	533	27
EnPro Industries, Inc.	(a)429	18
Griffon Corp.	(a)(c)1,403	21
Koppers Holdings, Inc.	(c)610	24
Smith Corp. (A.O.)	823	36

Standex International Corp.	(c)213	4
		130
Medical & Dental Instruments & Supplies (1.1%)
Inverness Medical Innovations, Inc.	(a)1,269	70
Medical Services (0.6%)
Magellan Health Services, Inc.	(a)904	37
Metal Fabricating (0.4%)
Superior Essex, Inc.	(a)(c)704	26
Multi-Sector Companies (0.5%)
Kaman Corp.	924	32
Office Furniture & Business Equipment (0.6%)
IKON Office Solutions, Inc.	2,869	37
Oil: Crude Producers (1.1%)
Bronco Drilling Co., Inc.	(a)(c)2,582	38
Cimarex Energy Co.	286	11
Stone Energy Corp.	(a)629	25
		74
Paper (1.1%)
Bowater, Inc.	(c)1,639	24
Caraustar Industries, Inc.	(a)(c)603	3
Chesapeake Corp.	(c)1,246	11
Rock-Tenn Co., Class A	1,045	30
		68
Pollution Control & Environmental Services (0.9%)
Metal Management, Inc.	1,089	59
Production Technology Equipment (0.4%)
Photronics, Inc.	(a)(c)2,197	25
Publishing — Miscellaneous (0.9%)
Scholastic Corp.	(a)1,692	59
Railroad Equipment (0.1%)
Freightcar America, Inc.	187	7
Real Estate Investment Trusts (REIT) (7.2%)
American Financial Realty Trust REIT	4,675	38
Anworth Mortgage Asset Corp. REIT	(c)1,472	8
Ashford Hospitality Trust, Inc. REIT	1,190	12
Crystal River Capital, Inc. REIT	(c)1,354	23
Deerfield Triarc Capital Corp. REIT	(c)2,824	26
Entertainment Properties Trust REIT	1,109	56
First Industrial Realty Trust REIT	(c)894	35
GMH Communities Trust REIT	(c)4,103	32
Healthcare Realty Trust, Inc. REIT	(c)1,443	38
Lexington Realty Trust REIT	(c)2,929	59
Luminent Mortgage Capital, Inc. REIT	(c)4,340	7
National Retail Properties REIT	(c)2,061	50
Pennsylvania Real Estate Investment Trust REIT	(c)1,182	46
RAIT Investment Trust REIT	(c)1,279	10
Resource Capital Corp. REIT	(c)2,019	23
		463
Restaurants (0.8%)
Bob Evans Farms, Inc.	(c)1,724	52
Retail (4.8%)
AC Moore Arts & Crafts, Inc.	(a)(c)959	15
Bon-Ton Stores, Inc. (The)	(c)960	22
Borders Group, Inc.	(c)2,443	33

Central Garden & Pet Co.	(a)(c)1,081	10
Central Garden & Pet Co., Class A	(a)2,162	19
Charming Shoppes, Inc.	(a)(c)2,011	17
Conn’s, Inc.	(a)(c)533	13
Insight Enterprises, Inc.	(a)1,664	43
Landry’s Seafood Restaurants	(c)1,828	48
MarineMax, Inc.	(a)(c)534	8
Pantry, Inc. (The)	(a)(c)433	11
Pier1 Imports, Inc.	(a)(c)4,662	22
Stein Mart, Inc.	(c)3,053	23
Zale Corp.	(a)(c)1,095	25
		309
Rental & Leasing Services: Consumer (0.4%)
Dollar Thrifty Automotive Group	(a)715	25
Savings & Loan (2.7%)
Berkshire Hills Bancorp, Inc.	(c)147	5
BFC Financial Corp.	(a)1,004	3
Brookline Bancorp, Inc.	(c)2,628	31
Downey Financial Corp.	(c)989	57
Flagstar Bancorp, Inc.	(c)2,695	26
KNBT Bancorp, Inc.	(c)982	16
NewAlliance Bancshares, Inc.	(c)2,343	34
		172
Services: Commercial (1.7%)
Autobytel, Inc.	(a)1,160	4
Kelly Services, Inc., Class A	953	19
Live Nation, Inc.	(a)(c)1,619	34
Maximus, Inc.	(c)515	23
MPS Group, Inc.	(a)2,000	22
Source Interlink Cos., Inc.	(a)(c)2,570	9
		111
Shoes (0.2%)
Finish Line, Class A	(c)1,487	7
Shoe Carnival, Inc.	(a)527	8
		15
Steel (0.9%)
Ryerson, Inc.	(c)1,008	34
Shiloh Industries, Inc.	1,219	13
Wheeling-Pittsburgh Corp.	(a)(c)421	8
		55
Telecommunications Equipment (1.4%)
Andrew Corp.	(a)6,553	91
Textile Apparel Manufacturers (1.3%)
Kellwood Co.	1,899	32
Oxford Industries, Inc.	171	6
Perry Ellis International, Inc.	(a)(c)429	12
Warnaco Group, Inc. (The)	(a)808	32
		82
Textile Products (0.3%)
Unifirst Corp.	(c)570	21
Tires & Rubber (0.6%)
Cooper Tire & Rubber Co.	1,556	38
Tobacco (0.1%)
Alliance One International, Inc.	(a)(c)1,252	8

Transportation — Miscellaneous (0.2%)
Saia, Inc.	(a)994	16
Truckers (0.2%)
PAM Transportation Services	(a)267	5
YRC Worldwide, Inc.	(a)(c)319	9
		14
Utilities: Electrical (3.9%)
CH Energy Group, Inc.	(c)503	24
Cleco Corp.	(c)1,351	34
El Paso Electric Co.	(a)1,312	30
Empire District Electric Co. (The)	(c)266	6
Otter Tail Corp.	(c)855	31
PNM Resources, Inc.	1,790	42
Unisource Energy Corp.	415	12
Westar Energy, Inc.	2,894	71
		250
Utilities: Gas Distributors (2.4%)
Laclede Group, Inc. (The)	698	23
New Jersey Resources Corp.	(c)565	28
Northwest Natural Gas Co.	(c)652	30
NorthWestern Corp.	860	23
WGL Holdings, Inc.	(c)1,424	48
		152
Utilities: Telecommunications (0.7%)
Rural Cellular Corp., Class A	(a)1,066	46
Wholesalers (1.3%)
BlueLinx Holdings, Inc.	(c)823	6
Building Materials Holding Corp.	(c)1,222	13
United Stationers, Inc.	(a)1,168	65
		84
Total Common Stocks (Cost $6,619)		5,976
	Face
	Amount
	(000)
Short-Term Investments (40.9%)
Short-Term Debt Securties held as Collateral on Loaned Securities (32.5%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$ (h)85	85
Alliance & Leicester plc,
5.83%, 10/9/07	(h)61	61
Bancaja,
5.36%, 10/19/07	30	30
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)30	30
BASF AG,
5.36%, 10/22/07	(h)30	30
BNP Paribas plc,
5.50%, 11/19/07	(h)61	61
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	122	122
Canadian Imperial Bank of Commerece, New York,
4.92%, 10/1/07	(h)61	61
CC USA, Inc.,
4.68%, 10/1/07	(h)30	30

CIT Group Holdings.,
5.38%, 10/18/07	(h)110	110
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	241	241
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)61	61
First Tennessee Bank,
5.76%, 10/17/07	(h)30	30
5.77%, 10/17/07	(h)122	122
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	57	57
5.82%, 10/15/07	(h)31	31
HSBC Finance Corp.,
5.81%, 10/9/07	(h)30	30
IBM Corp.,
5.79%, 10/9/07	122	122
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)61	61
Marshall & llsley Bank,
5.37%, 12/17/07	61	61
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)91	91
National Bank of Canada,
5.66%, 10/2/07	(h)122	122
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)122	122
Nationwide Building Society,
5.28%, 12/28/07	71	71
Societe Generale, New York,
5.11%, 10/31/07	(h)146	146
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)67	67
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)43	43
		2,098
	Shares
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(o)541,794	542
Total Short-Term Investments (Cost $2,640)		2,640
Total Investments + (133.3%) (Cost $9,259) —
Including $2,001 of Securities Loaned		8,616
Liabilities in Excess of Other Assets (-33.3%)		(2,150)
Net Assets (100%)		$6,466

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2007. At September 30, 2007, the Portfolio had loaned securities with a total value of $2,001,000. This was secured by collateral of $2,098,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(o)	The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money

Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s in vestment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $8,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $707,000 and $165,000, respectively.

@	Value is less than $500.
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $9,259,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $643,000 of which $564,000 related to appreciated securities and $1,207,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
E-Mini Russell 2000	3	$ 244	Dec-07	$10

Morgan Stanley Institutional Funds, Inc.

Systematic Large Cap Core Active Extension Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Long Positions (125.5%)
Common Stocks (125.5%)
Aerospace & Defense (4.4%)
Boeing Co.	277	$29
General Dynamics Corp.	423	36
Honeywell International, Inc.	408	24
Lockheed Martin Corp.	305	33
Northrop Grumman Corp.	373	29
Raytheon Co.	280	18
United Technologies Corp.	612	49
		218
Airlines (0.8%)
Alaska Air Group, Inc.	(a)687	16
AMR Corp.	(a)302	7
Continental Airlines, Inc., Class B	(a)190	6
Mesa Air Group, Inc.	(a)1,813	8
		37
Auto Components (1.2%)
Arvin-Meritor, Inc.	783	13
Johnson Controls, Inc.	395	47
		60
Beverages (0.4%)
PepsiAmericas, Inc.	640	21
Biotechnology (1.6%)
Amgen, Inc.	(a)260	15
Genentech, Inc.	(a)175	13
Gilead Sciences, Inc.	(a)590	24
Invitrogen Corp.	(a)339	28
		80
Capital Markets (5.1%)
E*Trade Financial Corp.	(a)2,021	26
Goldman Sachs Group, Inc. (The)	378	82
Investment Technology Group, Inc.	(a)363	15
Lehman Brothers Holdings, Inc.	1,112	69
Merrill Lynch & Co., Inc.	643	46
Piper Jaffray Co.	(a)219	12
		250
Chemicals (1.6%)
FMC Corp.	396	21
Lyondell Chemical Co.	435	20
Monsanto Co.	277	24
OM Group, Inc.	(a)314	16
		81
Commercial Banks (0.6%)
Cascade Bancorp	653	15

Wells Fargo & Co.	478	17
		32
Commercial Services & Supplies (0.8%)
Kelly Services, Inc., Class A	443	9
Manpower, Inc.	263	17
United Stationers, Inc.	(a)248	14
		40
Communications Equipment (4.1%)
ADC Telecommunications, Inc.	(a)866	17
Arris Group, Inc.	(a)1,213	15
Cisco Systems, Inc.	(a)1,229	41
Corning, Inc.	2,172	53
JDS Uniphase Corp.	(a)1,494	22
Motorola, Inc.	2,216	41
Qualcomm, Inc.	345	15
		204
Computers & Peripherals (5.1%)
Apple, Inc.	(a)180	28
Hewlett-Packard Co.	2,096	105
International Business Machines Corp.	918	108
Lexmark International, Inc., Class A	(a)249	10
		251
Construction & Engineering (0.9%)
Shaw Group, Inc. (The)	(a)463	27
URS Corp.	(a)330	19
		46
Consumer Finance (0.8%)
American Express Co.	324	19
Discover Financial Services	(a)1,030	22
		41
Diversified Financial Services (4.1%)
Bank of America Corp.	820	41
CIT Group, Inc.	298	12
Citigroup, Inc.	1,442	67
JPMorgan Chase & Co.	1,406	65
Nasdaq Stock Market, Inc. (The)	(a)432	16
		201
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	2,772	117
Verizon Communications, Inc.	838	37
		154
Electric Utilities (1.8%)
Exelon Corp.	479	36
FirstEnergy Corp.	277	18
Pepco Holdings, Inc.	700	19
Sierra Pacific Resources	1,048	16
		89
Electrical Equipment (0.3%)
General Cable Corp.	(a)222	15
Electronic Equipment & Instruments (4.0%)
Agilent Technologies, Inc.	(a)639	24
Arrow Electronics, Inc.	(a)1,081	46

Benchmark Electronics, Inc.	(a)665	16
Jabil Circuit, Inc.	763	17
LoJack Corp.	(a)881	17
Plexus Corp.	(a)840	23
Tektronix, Inc.	483	13
Varian, Inc.	(a)250	16
Vishay Intertechnology, Inc.	(a)1,911	25
		197
Energy Equipment & Services (2.5%)
Halliburton Co.	325	12
National Oilwell Varco, Inc.	(a)212	31
Pride International, Inc.	(a)491	18
Superior Energy Services	(a)610	22
Transocean, Inc.	(a)354	40
		123
Food & Staples Retailing (2.8%)
CVS/Caremark Corp.	1,192	47
Longs Drug Stores Corp.	390	19
Safeway, Inc.	718	24
SUPERVALU, Inc.	863	34
Whole Foods Market, Inc.	237	12
		136
Food Products (2.3%)
Corn Products International, Inc.	598	27
General Mills, Inc.	383	22
Kraft Foods, Inc.	692	24
Sanderson Farms, Inc.	429	18
Tyson Foods, Inc., Class A	1,233	22
		113
Gas Utilities (0.3%)
PharmaNet Development Group, Inc.	(a)578	17
Health Care Equipment & Supplies (2.1%)
Advanced Medical Optics, Inc.	(a)664	20
Conmed Corp.	(a)505	14
Dionex Corp.	(a)275	22
Hologic, Inc.	(a)364	22
Kinetic Concepts, Inc.	(a)441	25
		103
Health Care Providers & Services (6.7%)
Aetna, Inc.	510	28
Centene Corp.	(a)643	14
Cigna Corp.	453	24
Community Health Systems, Inc.	(a)362	11
Express Scripts, Inc.	(a)374	21
Health Net, Inc.	(a)489	26
Humana, Inc.	(a)537	38
LifePoint Hospitals Holdings	(a)368	11
McKesson Corp.	470	28
Quest Diagnostics, Inc.	696	40
UnitedHealth Group, Inc.	296	14
Universal Health Services, Inc., Class B	233	13
WellCare Health Plans, Inc.	(a)213	22

Wellpoint, Inc.	(a)546	43
		333
Hotels, Restaurants & Leisure (4.1%)
Darden Restaurants, Inc.	541	22
Harrah’s Entertainment, Inc.	193	17
McDonald’s Corp.	1,178	64
Monarch Casino & Resort, Inc.	(a)870	25
Red Robin Gourmet Burgers, Inc.	(a)632	27
Shuffle Master, Inc.	(a)762	11
Wyndham Worldwide Corp.	667	22
Yum! Brands, Inc.	464	16
		204
Household Durables (2.1%)
Furniture Brands International, Inc.	782	8
La-Z-Boy, Inc.	1,001	8
MDC Holdings, Inc.	277	11
Meritage Homes Corp.	(a)372	5
Stanley Works (The)	395	22
Tempur-Pedic International, Inc.	901	32
Whirlpool Corp.	219	20
		106
Household Products (0.4%)
Energizer Holdings, Inc.	(a)179	20
Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The)	(a)766	15
Industrial Conglomerates (1.3%)
General Electric Co.	1,517	63
Information Technology Services (1.0%)
Accenture Ltd., Class A	624	25
Fidelity National Information Services, Inc.	491	22
		47
Insurance (9.1%)
ACE Ltd.	477	29
Allstate Corp. (The)	419	24
AMBAC Financial Group, Inc.	351	22
American Financial Group, Inc.	597	17
American International Group, Inc.	588	40
Chubb Corp.	534	29
CNA Financial Corp.	856	34
Delphi Financial Group, Inc.	346	14
Hartford Financial Services Group, Inc. (The)	467	43
HCC Insurance Holdings, Inc.	896	26
Loews Corp.	679	33
MetLife, Inc.	540	38
Philadelphia Consolidated Holding Co.	(a)440	18
Prudential Financial, Inc.	252	24
Unum Group	1,128	27
XL Capital Ltd., Class A	363	29
		447
Internet & Catalog Retail (0.1%)
Expedia, Inc.	(a)129	4
Internet Software & Services (1.5%)

eBay, Inc.	(a)865	34
MIVA, Inc.	(a)3,504	16
McAfee, Inc.	(a)709	25
		75
Leisure Equipment & Products (0.6%)
Penn National Gaming, Inc.	(a)479	28
Machinery (3.6%)
AGCO Corp.	(a)366	18
Briggs & Stratton Corp.	486	12
Caterpillar, Inc.	241	19
Deere & Co.	328	49
Ingersoll Rand Co., Ltd. Class A	508	28
Joy Global, Inc.	310	16
Manitowoc Co., Inc. (The)	396	17
Timken Co.	485	18
		177
Media (2.8%)
Citadel Broadcasting Corp.	85	1
Comcast Corp., Class A	(a)1,705	41
Meredith Corp.	212	12
News Corp., Class A	1,110	25
Time Warner, Inc.	1,042	19
Walt Disney Co. (The)	1,112	38
		136
Metals & Mining (3.2%)
Alcan, Inc.	277	28
Alcoa, Inc.	240	9
Commercial Metals Co.	520	17
Freeport-McMoRan Copper & Gold, Inc.	157	17
Rio Tinto plc	62	21
Ryerson, Inc.	385	13
Southern Copper Corp.	245	30
United States Steel Corp.	227	24
		159
Multi-Utilities (0.7%)
Duke Energy Corp.	711	13
Public Service Enterprise Group, Inc.	224	20
		33
Multiline Retail (1.7%)
J.C. Penney Co., Inc.	371	24
Macy’s, Inc.	1,096	36
Nordstrom, Inc.	307	14
Saks, Inc.	724	12
		86
Oil, Gas & Consumable Fuels (10.5%)
Anadarko Petroleum Corp.	257	14
Chevron Corp.	682	64
Cimarex Energy Co.	393	15
ConocoPhillips	1,073	94
ExxonMobil Corp.	1,610	149
Forest Oil Corp.	(a)443	19
Hess Corp.	267	18

Marathon Oil Corp.	730	41
Oneok, Inc.	369	17
Overseas Shipholding Group	433	33
Spectra Energy Corp.	356	9
Valero Energy Corp.	682	46
		519
Personal Products (0.4%)
Alberto-Culver Co.	820	20
Pharmaceuticals (5.7%)
Bristol-Myers Squibb Co.	1,315	38
Johnson & Johnson	407	27
Merck & Co., Inc.	1,349	70
Par Pharmaceutical Co., Inc.	(a)572	11
Schering-Plough Corp.	1,249	39
Teva Pharmaceutical Industries Ltd. ADR	581	26
Thermo Fisher Scientific, Inc.	(a)854	49
Watson Pharmaceuticals, Inc.	(a)635	20
		280
Real Estate (1.1%)
Jones Lang LaSalle, Inc.	510	52
Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.	459	37
Con-way, Inc.	277	13
CSX Corp.	734	31
		81
Semiconductors & Semiconductor Equipment (2.3%)
Applied Materials, Inc.	775	16
Intel Corp.	1,201	31
International Rectifier Corp.	(a)551	18
MEMC Electronic Materials, Inc.	(a)334	20
Texas Instruments, Inc.	790	29
		114
Software (2.8%)
Citrix Systems, Inc.	(a)492	20
Microsoft Corp.	2,043	60
Oracle Corp.	(a)1,901	41
Synopsys, Inc.	(a)562	15
		136
Specialty Retail (2.7%)
Abercrombie & Fitch Co.	171	14
Aeropostale, Inc.	(a)801	15
Foot Locker, Inc.	676	10
Jo-Ann Stores, Inc.	(a)579	12
Men’s Wearhouse, Inc.	639	32
Officemax, Inc.	323	11
PEP Boys-Manny Moe & Jack	882	13
Sherwin-Williams Co. (The)	402	27
		134
Textiles, Apparel & Luxury Goods (1.4%)
Kellwood Co.	444	8
Nike, Inc., Class B	457	27
Polo Ralph Lauren Corp.	174	13

VF Corp.	266	21
		69
Thrifts & Mortgage Finance (2.3%)
Countrywide Financial Corp.	857	16
Fannie Mae	528	32
MGIC Investment Corp.	651	21
Radian Group, Inc.	1,309	31
Washington Mutual, Inc.	343	12
		112
Tobacco (3.4%)
Altria Group, Inc.	1,271	88
Loews Corp. - Carolina Group	804	66
Reynolds American, Inc.	211	14
		168
Trading Companies & Distributors (1.1%)
Applied Industrial Technologies, Inc.	570	18
Kaman Corp.	589	20
United Rentals, Inc.	(a)501	16
		54
Wireless Telecommunication Services (0.3%)
Telephone & Data Systems, Inc.	242	16
Total Common Stocks (Cost $6,347)		6,197
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $65)	(o)65,362	65
Total Investments + (126.8%) (Cost $6,412)		6,262
Liabilities in Excess of Other Assets (-26.8%)		(1,325)
Net Assets (100%)		$4,937

		Value
	Shares	(000)
Short Positions (26.6%)*
Common Stocks (26.6%)
Advertising (0.3%)
Harte-Hanks, Inc.	861	$17
Aerospace & Defense (0.4%)
DRS Technologies, Inc.	383	21
Air Freight & Logistics (0.6%)
Expeditors International Washington, Inc.	304	14
Forward Air Corp.	566	17
		31
Biotechnology (0.5%)
Vertex Pharmaceuticals, Inc.	(a)662	25
Commercial Banks (2.3%)
First Midwest Bancorp, Inc.	370	13
Glacier Bancorp, Inc.	1,141	26
PrivateBancorp, Inc.	606	21
Sterling Bancorp	1,188	17
United Bankshares, Inc.	383	12
Westamerica Bancorp	284	14
Wilshire Bancorp, Inc.	812	9

		112
Commercial Services & Supplies (0.3%)
Corporate Executive Board Co.	179	13
Computers & Peripherals (0.9%)
Dell, Inc.	(a)742	20
Sun Microsystems, Inc.	(a)3,897	22
		42
Construction & Engineering (0.3%)
Insituform Technologies, Inc.	(a)916	14
Construction Materials (0.3%)
Headwaters, Inc.	(a)1,009	15
Containers & Packaging: Paper & Plastic (0.3%)
Bemis Co., Inc.	592	17
Diversified Consumer Services (0.9%)
Coinstar, Inc.	(a)790	25
CPI Corp.	266	10
Universal Technical Institute, Inc.	570	10
		45
Electric Utilities (0.8%)
Hawaiian Electric Industries, Inc.	807	18
Idacorp, Inc.	618	20
		38
Electronic Equipment & Instruments (0.8%)
Coherent, Inc.	(a)642	21
Itron, Inc.	(a)217	20
		41
Energy Equipment & Services (0.4%)
Dril-Quip, Inc.	(a)365	18
Food & Staples Retailing (0.4%)
United Natural Foods, Inc.	(a)717	20
Food Products (0.5%)
Hain Celestial Group, Inc.	(a)471	15
Tootsie Roll Industries, Inc.	463	12
		27
Gas Utilities (0.6%)
Equitable Resources, Inc.	322	17
Piedmont Natural Gas Co.	540	14
		31
Health Care Equipment & Supplies (1.5%)
ICU Medical, Inc.	(a)490	19
Kensey Nash Corp.	(a)789	21
Palomar Medical Technologies, Inc.	(a)479	14
Varian Medical Systems, Inc.	(a)492	21
		75
Health Care Providers & Services (0.6%)
Cross Country Healthcare, Inc.	(a)1,120	20
Tenet Healthcare Corp.	(a)2,829	9
		29
Hotels, Restaurants & Leisure (0.3%)
Ihop Corp.	246	16
Insurance (0.6%)
Brown & Brown, Inc.	485	13

Marsh & McClennan Cos., Inc.	595	15
		28
Internet & Catalog Retail (0.4%)
IAC/InterActive Corp.	(a)709	21
Insurance (0.4%)
Aflac, Inc.	371	21
Internet Software & Services (0.2%)
Websense, Inc.	(a)598	12
Leisure (0.5%)
Eastman Kodak Co.	978	26
Machinery (0.4%)
Federal Signal Corp.	1,234	19
Media (1.1%)
Catalina Marketing Corp.	(a)435	14
Entercom Communications Corp.	924	18
Interpublic Group of Co., Inc.	(a)2,098	22
		54
Metals & Mining (0.8%)
AMCOL International Corp.	485	16
Newmont Mining Corp.	486	22
		38
Multi-Utilities (0.2%)
OGE Energy Corp.	363	12
Multiline Retail (0.3%)
Tuesday Morning Corp.	1,757	16
Office Electronics (0.3%)
Zebra Technologies Corp.	(a)343	13
Oil, Gas & Consumable Fuels (0.7%)
Penn Virginia Corp.	498	22
Plains Exploration & Production Co.	(a)303	13
		35
Paper & Forest Products (0.5%)
Glatfelter	1,451	22
Personal Products (0.4%)
Playtex Products, Inc.	(a)1,001	18
Pharmaceuticals (0.4%)
Allergan, Inc.	316	20
Real Estate (1.9%)
Avalon Bay Communities, Inc. REIT	151	18
Developers Diversified Realty Corp. REIT	374	21
Essex Property Trust, Inc. REIT	105	12
Inland Real Estate Corp. REIT	725	11
PS Business Parks, Inc. REIT	307	17
UDR, Inc. REIT	653	16
		95
Road & Rail (1.1%)
Heartland Express, Inc.	1,159	17
Knight Transportation, Inc.	1,064	18
Landstar System, Inc.	405	17
		52
Semiconductors & Semiconductor Equipment (1.1%)
Axcelis Technologies, Inc.	3,108	16

Broadcom Corp., Class A	(a)646	23
Lattice Semiconductor Corp.	(a)3,734	17
		56
Software (1.1%)
ACI Worldwide, Inc.	423	9
Electronic Arts, Inc.	(a)505	28
Sonic Solutions, Inc.	(a)1,549	16
		53
Specialty Retail (0.8%)
Circuit City Stores, Inc.	1,554	12
Hibbett Sports, Inc.	(a)983	24
		36
Textiles, Apparel & Luxury Goods (0.4%)
K-Swiss, Inc.	870	20
Total Short Positions (26.6%) (Proceeds $1,414)		$1,314

*	Percentages are based on Net Assets.
(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $5,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $5,191,000 and $5,126,000, respectively.

(q)	Securities are pledged with a broker as collateral for short sales.
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $6,412,000 and, accordingly, net unrealized depreciation for U.S. Federal in come tax purposes was $150,000 of which $292,000 related to appreciated securities and $442,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

U.S. Large Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.0%)
Advertising Agencies (1.0%)
Monster Worldwide, Inc.	(a)415,980	$14,168
Air Transport (1.5%)
Expeditors International Washington, Inc.	442,721	20,941
Biotechnology Research & Production (0.9%)
Genentech, Inc.	(a)157,952	12,324
Building: Cement (1.3%)
Cemex S.A.B. de C.V. ADR	(a)601,036	17,983
Casinos & Gambling (4.7%)
Wynn Resorts Ltd.	408,456	64,356
Chemicals (6.9%)
Monsanto Co.	1,112,938	95,423
Communications & Media (0.7%)
McGraw-Hill Cos., Inc. (The)	192,917	9,821
Communications Technology (10.5%)
America Movil S.A.B. de C.V., Class L ADR	692,125	44,296
China Mobile Ltd. ADR	263,537	21,621
Cisco Systems, Inc.	(a)844,645	27,966
Research In Motion Ltd.	(a)509,289	50,190
		144,073
Computer Services Software & Systems (8.0%)
Google, Inc., Class A	(a)157,170	89,158
VMware Inc.	(a)241,418	20,520
		109,678
Computer Technology (3.0%)
Apple, Inc.	(a)268,909	41,288
Seagate Technology, Inc.	(d)(l)186,100	@—
		41,288
Consumer Electronics (1.5%)
Yahoo!, Inc.	(a)753,656	20,228
Diversified Financial Services (2.0%)
CME Group, Inc.	46,511	27,318
Drugs & Pharmaceuticals (0.8%)
Gen-Probe, Inc.	(a)153,712	10,234
Energy — Miscellaneous (3.7%)
Ultra Petroleum Corp.	(a)826,443	51,273
Financial — Miscellaneous (8.3%)
American Express Co.	879,378	52,209
Berkshire Hathaway, Inc., Class B	(a)8,454	33,410
Moody’s Corp.	565,666	28,510
		114,129
Foods (1.4%)
Tesco plc ADR	724,210	19,443
Health Care Services (0.9%)
Stericycle, Inc.	(a)213,922	12,228
Hotel/Motel (1.3%)

Accor S.A.	204,549	18,160
Insurance: Multi-Line (1.8%)
Loews Corp.	510,031	24,660
Radio & TV Broadcasters (2.2%)
Grupo Televisa S.A. ADR	1,254,904	30,331
Real Estate Investment Trusts (REIT) (5.3%)
Brookfield Asset Management, Inc., Class A	1,881,408	72,434
Restaurants (2.8%)
Starbucks Corp.	(a)1,490,495	39,051
Retail (13.7%)
Abercrombie & Fitch Co.	326,703	26,365
Amazon.com, Inc.	(a)865,730	80,643
Costco Wholesale Corp.	622,209	38,185
Sears Holdings Corp.	(a)344,260	43,790
		188,983
Services: Commercial (7.1%)
Corporate Executive Board Co.	349,003	25,910
eBay, Inc.	(a)1,825,995	71,250
		97,160
Shipping (2.0%)
C.H. Robinson Worldwide, Inc.	501,106	27,205
Steel (2.0%)
Nucor Corp.	465,816	27,702
Utilities: Water (1.0%)
Veolia Environnement ADR	163,009	14,042
Wholesalers (1.7%)
Li & Fung Ltd.	5,322,000	22,592
Total Common Stocks (Cost $1,017,528)		1,347,228
Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $71,973)	(o)71,973,391	71,973
Total Investments + (103.2%) (Cost $1,089,501)		1,419,201
Liabilities in Excess of Other Assets (-3.2%)		(43,832)
Net Assets (100%)		$1,375,369

(a)	Non-income producing security.
(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets.
(l)	Security has been deemed illiquid at September 30, 2007.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $6,000 relating to the Portfolio’s in vestment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $290,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $254,329,000 and $182,356,000, respectively.

@	Value is less than $500.
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust
+	At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,089,501,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was

$329,700,000 of which $357,372,000 related to appreciated securities and $27,672,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.4%)
Diversified (5.5%)
Forest City Enterprises, Inc., Class A	326,831	$18,028
Vornado Realty Trust REIT	595,170	65,082
		83,110
Health Care (4.7%)
Assisted Living Concepts, Inc.	(a)867,705	7,931
Cogdell Spencer, Inc. REIT	135,380	2,504
Healthcare Realty Trust, Inc. REIT	897,420	23,925
Senior Housing Properties Trust REIT	1,521,569	33,566
Universal Health Realty Income Trust REIT	85,468	3,037
		70,963
Industrial (4.7%)
AMB Property Corp. REIT	558,872	33,426
Cabot Industrial Value Fund, LP	(d)(i)(l)5,669	2,834
DCT Industrial Trust, Inc. REIT	110,730	1,159
Eastgroup Properties, Inc. REIT	70,710	3,200
Keystone Industrial Fund, LP	(a)(d)(i)(l)6,221,943	6,222
ProLogis REIT	360,073	23,891
		70,732
Land (0.0%)
Atlantic Gulf Communities Corp.	(a)(d)(i)(l)140,284	@—
Brookfield Homes Corp.	11,589	215
		215
Lodging/Resorts (15.1%)
DiamondRock Hospitality Co. REIT	364,555	6,347
Hersha Hospitality Trust REIT	837,365	8,290
Host Hotels & Resorts, Inc. REIT	4,572,207	102,600
Morgans Hotel Group Co.	(a)745,614	16,217
Starwood Hotels & Resorts Worldwide, Inc.	920,962	55,948
Strategic Hotels & Resorts, Inc. REIT	1,780,889	36,669
		226,071
Office (19.1%)
Beacon Capital Partners, Inc.	(a)(d)(i)(l)335,100	551
Boston Properties, Inc. REIT	871,106	90,508
Brandywine Realty Trust REIT	1,315,434	33,294
BRCP REIT I, LLC	(a)(d)(i)(l)5,934,197	3,989
BRCP REIT II, LLC	(a)(d)(i)(l)4,875,430	4,875
Brookfield Properties Corp.	3,348,262	83,372
Douglas Emmett, Inc. REIT	351,260	8,687
Mack-Cali Realty Corp. REIT	918,738	37,760
Maguire Properties, Inc. REIT	90,194	2,330
Parkway Properties, Inc. REIT	13,304	587
SL Green Realty Corp. REIT	181,493	21,193
		287,146
Office/Industrial - Mixed (1.6%)
Kilroy Realty Corp. REIT	171,495	10,398
Liberty Property Trust REIT	310,945	12,503
PS Business Parks, Inc. REIT	16,200	921
		23,822
Other (0.2%)

Plum Creek Timber Co., Inc. REIT	60,299	2,699
Residential Apartments (18.3%)
AvalonBay Communities, Inc. REIT	493,516	58,265
BRE Properties, Inc. REIT	229,472	12,834
Camden Property Trust REIT	204,491	13,139
Equity Residential REIT	2,780,436	117,779
Essex Property Trust, Inc. REIT	315,588	37,104
GMH Communities Trust REIT	176,405	1,367
Mid-America Apartment Communities, Inc. REIT	153,390	7,646
Post Properties, Inc. REIT	623,372	24,124
UDR, Inc. REIT	38,510	937
		273,195
Residential Manufactured Homes (1.7%)
Equity Lifestyle Properties, Inc. REIT	486,909	25,222
Retail Regional Malls (15.2%)
General Growth Properties, Inc. REIT	354,375	19,002
Macerich Co. (The) REIT	619,312	54,239
Simon Property Group, Inc. REIT	1,450,687	145,069
Taubman Centers, Inc. REIT	161,218	8,827
		227,137
Retail Strip Centers (6.3%)
Acadia Realty Trust REIT	326,113	8,847
BPP Liquidating Trust REIT	(a)(d)(l)113,290	6
Cedar Shopping Centers, Inc. REIT	236,944	3,227
Equity One, Inc. REIT	22,217	604
Federal Realty Investment Trust REIT	317,099	28,095
Ramco-Gershenson Properties REIT	106,555	3,329
Regency Centers Corp. REIT	658,092	50,508
		94,616
Self Storage (3.0%)
Public Storage, Inc. REIT	411,788	32,387
Sovran Self Storage, Inc. REIT	258,902	11,868
		44,255
Total Common Stocks (Cost $1,082,183)		1,429,183
Preferred Stocks (0.0%)
Land (0.0%)
Atlantic Gulf Communities Corp., Series B	(a)(d)(i)(l)107,021	@—
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(d)(i)(l)75,765	@—
Total Preferred Stocks (Cost $1,828)		@—
Short-Term Investment (3.9%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $57,896)	(o)57,895,912	57,896
Total Investments + (99.3%) (Cost $1,141,907)		1,487,079
Other Assets in Excess of Liabilities (0.7%)		10,423
Net Assets (100%)		$1,497,502

(a)	Non-income producing security.
(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at $18,477,000, representing 1.2% of net assets.
(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 6/97 and has a current cost basis of $790,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 2/00 and has a current cost basis of $758,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $1,070,000. Beacon Capital Partners, Inc. was acquired 3/98 and has a current cost basis of $551,000. BRCP REIT I, LLC was acquired 5/03 - 11/06 and has a current cost basis of

$3,989,000. BRCP REIT II, LLC was acquired 10/06 - 6/07 and has a current cost basis of $4,875,000. Cabot Industrial Value Fund, LP was acquired 11/05 - 6/07 and has a current cost basis of $2,835,000. Keystone Industries Fund, LP was acquired 10/05 - 5/07 and has a current cost basis of $6,222,000. At September 30, 2007, these securities had an aggregate market value of $18,471,000 representing 1.2% of net assets.

(l)	Security has been deemed illiquid at September 30, 2007.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $8,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $411,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $223,315,000 and $165,419,000, respectively.

@	Value is less than $500.
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,141,907,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $345,172,000 of which $379,872,000 related to appreciated securities and $34,700,000 related to depreciated securities.

Morgan Stanley Institutional Funds, Inc.

U.S. Small/Mid Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (94.4%)
Aerospace & Defense (8.5%)
Alliant Techsystems, Inc.	(a)3,600	$393
DRS Technologies, Inc.	5,200	287
Empresa Brasileira de Aeronautica S.A. ADR	4,600	202
Goodrich Corp.	6,700	457
Spirit Aerosystems Holdings, Inc., Class A	(a)9,300	362
		1,701
Beverages: Brewers (Wineries) (1.5%)
Molson Coors Brewing Co., Class B	3,100	309
Chemicals (3.6%)
Agrium, Inc.	7,600	413
Cytec Industries, Inc.	4,400	301
		714
Commercial Banks (1.6%)
Marshall & Ilsley Corp.	(a)7,100	311
Commercial Services & Supplies (10.6%)
ACCO Brands Corp.	(a)28,400	637
Avis Budget Group, Inc.	(a)11,900	272
Brink’s Co. (The)	8,900	497
Cenveo, Inc.	(a)18,500	400
RR Donnelley & Sons Co.	8,500	311
		2,117
Computer Technology (1.0%)
Teradata Corp.	(a)7,700	201
Computers & Peripherals (3.7%)
Electronics for Imaging	(a)16,500	443
MSC Software Corp.	(a)22,200	303
		746
Containers & Packaging (3.1%)
Owens-Illinois, Inc.	(a)7,500	311
Pactiv Corp.	(a)10,600	304
		615
Diversified Telecommunication Services (1.6%)
Centurytel, Inc.	7,000	324
Electric Utilities (0.7%)
PNM Resources, Inc.	5,600	130
Electronics: Technology (3.0%)
Belden, Inc.	12,700	596
Energy Equipment & Services (4.6%)
Cameron International Corp.	(a)4,400	406
Exterran Holdings, Inc.	(a)3,700	297
Superior Energy Services	(a)5,800	206
		909
Food Products (1.9%)
Corn Products International, Inc.	8,300	381
Gas Utilities (1.2%)

UGI Corp.	9,500	247
Health Care Equipment & Supplies (1.5%)
Waters Corp.	(a)4,400	295
Health Care Providers & Services (3.4%)
Apria Healthcare Group, Inc.	(a)11,000	286
IMS Health, Inc.	12,700	389
		675
Hotels Restaurants & Leisure (1.2%)
AFC Enterprises	(a)15,700	236
Household Durables (2.1%)
Snap-On, Inc.	8,300	411
Information Technology Services (7.8%)
Broadridge Financial Solutions, Inc.	22,900	434
Computer Sciences Corp.	(a)5,200	291
Fidelity National Information Solutions, Inc.	2,300	102
Maximus, Inc.	16,900	737
		1,564
Insurance (13.1%)
Assurant, Inc.	9,100	487
Conseco, Inc.	(a)35,600	569
Everest Re Group Ltd.	3,200	353
Hanover Insurance Group, Inc. (The)	7,000	309
Markel Corp.	(a)700	339
Reinsurance Group of America, Inc.	5,400	306
White Mountains Insurance Group Ltd.	500	260
		2,623
Machinery (2.3%)
Kennametal, Inc.	4,200	353
Pall Corp.	2,700	105
		458
Manufacturing (1.0%)
Acuity Brands, Inc.	4,100	207
Media (1.0%)
Sinclair Broadcast Group, Inc., Class A	16,000	193
Office Electronics (1.4%)
Zebra Technologies Corp.	(a)7,900	288
Oil, Gas & Consumable Fuels (1.4%)
Pioneer Natural Resources Co.	6,300	283
Paper & Forest Products (3.8%)
MeadWestvaco Corp.	10,300	304
Smurfit-Stone Container Corp.	(a)38,800	453
		757
Pharmaceuticals (1.4%)
Endo Pharmaceuticals Holdings, Inc.	(a)9,100	282
Real Estate (2.1%)
Host Hotels & Resorts, Inc.	18,600	417
Specialty Retail (1.4%)
PetSmart, Inc.	8,900	284
Textiles, Apparel & Luxury Goods (2.9%)
Hanesbrands, Inc	(a)13,900	390
Liz Claiborne, Inc.	5,700	196
		586
Total Common Stocks (Cost $18,884)		18,860

	Face
	Amount
	(000)
Fixed Income Security (1.5%)
Industrials (1.5%)
Invitrogen Corp. (Convertible)
1.50%, 2/15/24 (Cost $299)	$305	300
	Shares
Short-Term Investment (100.1%)
Investment Company (100.1%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $20,000)	(o)20,000,000	20,000
Total Investments + (196.0%) (Cost $39,183)		39,160
Liabilities in Excess of Other Assets (-96.0%)		(19,176)
Net Assets (100%)		$19,984

(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. I n vestment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of t he advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $3,000. During the nine months ended September 30, 2007, cost of purchases in the Liquidity Fund were $20,000,000.

ADR	American Depositary Receipts
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $39,183,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $23,000 of which $112,000 related to appreciated securities and $135,000 related to depreciated securities.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007